UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

Allegiant International Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 98.3%
Australia — 3.0%
BHP Billiton, ADR (Materials)	141,860	$5,972
Cochlear (Healthcare)	26,300	1,010
Woolworths (Consumer Staples)	66,300	1,048
WorleyParsons (Energy)	54,200	748

		8,778

Austria — 1.3%
Andritz AG (Industrials)	18,400	2,903
Telekom Austria (Telecommunication Services)	31,600	774

		3,677

Belgium — 2.8%
Fortis (Financials)	35,800	1,393
KBC Groep NV (Financials)	33,000	3,554
Solvay (Materials)	25,680	3,111

		8,058

Brazil — 1.1%
Companhia Vale do Rio Doce, ADR (Materials)	51,000	1,094
Gol Linhas Aereas Inteligentes SA, ADR (Industrials)	34,150	1,192
Petroleo Brasileiro SA—Petrobras, ADR (Energy)	10,500	942

		3,228

Canada — 2.1%
Cameco (Energy)	30,500	1,249
Canadian Natural Resources (Energy)	24,300	1,278
Methanex (Materials)	124,300	2,964
Trican Well Service (Energy)	31,300	638

		6,129

Denmark — 0.4%
Vestas Wind Systems A/S (Industrials)*	37,900	1,061

Egypt — 0.3%
Vodafone Egypt Telecommunications SAE (Telecommunication Services) (A)	58,900	877

Finland — 5.0%
Cargotec, Cl B (Industrials)	67,900	2,945
KCI Konecranes Oyj (Industrials)	166,200	3,300
Kone Oyj, Cl B (Industrials)	61,600	2,795
UPM-Kymmene Oyj (Materials)	115,600	2,740
YIT Oyj (Industrials)	135,399	2,940

		14,720

France — 5.5%
Air Liquide (Materials)	3,850	812
Christian Dior (Consumer Discretionary)	26,700	2,776
Compagnie de Saint-Gobain (Industrials)	38,700	2,873
Iliad SA (Information Technology)	6,151	512
Imerys SA (Materials)	37,072	2,821
Neopost (Information Technology)	8,600	1,005
Peugeot (Consumer Discretionary)	52,029	2,938
Sanofi-Aventis, ADR (Healthcare)	52,200	2,346

		16,083

Germany — 3.9%
Adidas-Salomon (Consumer Discretionary)	24,900	1,187
Bijou Brigitte AG (Consumer Discretionary)	7,020	1,799
Commerzbank (Financials)	45,100	1,577
Continental (Consumer Discretionary)	29,007	3,103
Rational (Consumer Discretionary)	7,000	1,265
SAP, ADR (Information Technology)	49,500	2,363

		11,294

Greece — 0.5%
IRF European Finance Investments (Financials)* (A)	290,400	1,568

Hong Kong — 3.0%
Espirit Holdings (Consumer Discretionary)	137,000	1,140
Focus Media Holding, ADR (Consumer Discretionary)*	27,500	1,622
FUJI Food and Catering Services Holdings (Consumer Discretionary)	473,000	742
Guangzhou R&F Properties, Cl H (Financials)	133,200	670
Li & Fung (Consumer Discretionary)	578,600	1,376
Li Ning (Consumer Discretionary)	760,000	832
Zijin Mining Group, Cl H (Materials)	5,247,000	2,483

		8,865

India — 0.6%
Bajaj Hindusthan (Industrials)	73,700	475
Bharti Tele-Ventures (Telecommunication Services)*	150,500	1,329

		1,804

Ireland — 2.8%
CRH PLC (Materials)	77,672	2,690
FBD Holdings PLC (Financials)	22,800	1,136
Greencore Group PLC (Consumer Staples)	599,156	3,139
Kingspan Group PLC (Industrials)	66,300	1,188

		8,153

Israel — 0.5%
Nice Systems, ADR (Information Technology)*	53,000	1,323

Italy — 0.7%
Azimut Holding (Financials)	58,000	646
Banca Italease (Financials)	30,590	1,466

		2,112

Japan — 19.9%
Aeon (Consumer Staples)	49,500	1,246
Asahi Breweries (Consumer Staples)	193,600	2,840
Central Japan Railway (Industrials)	275	2,975
Daiwa Securities Group (Financials)	77,100	919
Denso (Consumer Discretionary)	35,000	1,219
Honeys (Consumer Discretionary)	14,912	781
Hoya (Information Technology)	26,370	959
Iino Kaiun Kaisha (Industrials)	341,900	3,108
Kansai Electric Power (Utilities)	123,000	2,949
KDDI (Telecommunication Services)	507	3,347
Maruichi Steel Tube (Materials)	113,000	2,647
Meiji Dairies (Consumer Staples)	479,000	3,007
MISUMI Group (Industrials)	46,000	852
Mitsubishi UFJ Financial Group, ADR (Financials)	287,300	3,899
Nippon Yusen Kabushiki (Industrials)	453,000	2,805
Nitto Denko (Materials)	23,610	1,695
ORIX (Financials)	5,640	1,497
Secom (Industrials)	22,000	1,093

Allegiant International Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Japan — continued
Shiseido (Consumer Staples)	42,000	$834
Showa Denko KK (Materials)	629,000	2,700
Sony, ADR (Consumer Discretionary)	37,000	1,606
Sparx Asset Management (Financials)	1,140	1,117
Sumitomo Realty & Development (Financials)	76,000	2,240
Takeda Pharmaceutical (Healthcare)	46,225	3,059
Takeuchi Manufacturing (Industrials)	15,000	730
Tokuyama (Materials)	100,750	1,396
Tokyo Electric Power (Utilities)	108,400	3,093
Tokyu Land (Financials)	150,850	1,316
Toray Industries (Materials)	87,000	694
Toyota Motor, ADR (Consumer Discretionary)	6,600	715
Yamada Denki (Consumer Discretionary)	8,880	953

		58,291

Malaysia — 0.2%
Resorts World BHD (Consumer Discretionary) (A)	221,000	714

Mexico — 1.8%
America Movil SA de CV, ADR (Telecommunication Services)	71,000	2,649
Cemex SA de CV, ADR (Materials)	88,024	2,543

		5,192

Netherlands — 2.0%
ABN AMRO Holdings (Financials)	102,769	2,931
Crucell NV (Healthcare)*	40,000	852
Fugro NV (Energy)	23,000	1,016
TomTom (Information Technology)*	24,200	987

		5,786

Norway — 5.2%
Aker Seafoods ASA (Consumer Staples)	162,060	702
Austevoll Seafood ASA (Consumer Staples)*	190,210	1,264
Camillo Eitzen (Industrials)	286,800	3,175
DNB (Financials)	208,400	2,695
Eitzen Maritime Services ASA (Industrials)*	59,141	22
Orkla (Industrials)	22,100	1,084
SeaDrill (Energy)*	88,400	1,115
Statoil ASA, ADR (Energy)	79,000	2,135
Yara International (Materials)	204,590	3,018

		15,210

Portugal — 0.9%
Portugal Telecom SGPS (Telecommunication Services)	211,400	2,657

Singapore — 3.1%
Chartered Semiconductor Manufacturing, ADR
(Information Technology)*	80,000	645
Keppel (Industrials) (A)	165,000	1,572
OSIM International (Consumer Discretionary) (A)	921,600	1,025
Raffles Education (Consumer Discretionary) (A)	1,345,555	2,240
Singapore Exchange (Financials) (A)	768,000	1,942
STATS ChipPAC, ADR (Information Technology)*	255,000	1,622

		9,046

South Africa — 3.9%
Aspen Pharmacare Holdings (Healthcare)	210,000	970
Impala Platinum Holdings (Materials)	12,800	2,368
Metorex (Materials)	1,301,651	2,111
Sappi (Materials)	195,000	2,480
Sasol (Energy)	71,300	2,471
Sasol, ADR (Energy)	32,750	1,146

		11,546

South Korea — 3.1%
Kookmin Bank, ADR (Financials)	16,420	1,323
Samsung Electronics (Information Technology)	4,000	2,705
Samsung SDI (Information Technology)	30,000	2,484
SK Telecom (Telecommunication Services)	13,600	2,646

		9,158

Spain — 3.1%
Banco Bilbao Vizcaya Argentaria (Financials)	137,300	3,138
Inditex SA (Consumer Discretionary)	30,500	1,376
Red Electrica de Espana (Utilities)	44,600	1,722
Repsol YPF (Energy)	99,000	2,846

		9,082

Sweden — 3.1%
Autoliv (Consumer Discretionary)	49,500	2,798
Modern Times Group AB, Cl B (Consumer Discretionary)	35,800	1,867
Svenska Cellulosa, Cl B (Materials)	66,600	2,854
Telefonaktiebolaget LM Ericsson, ADR (Information Technology)	45,000	1,503

		9,022

Switzerland — 5.2%
ABB, ADR (Industrials)	140,960	1,880
Actelion (Healthcare)*	6,700	897
Nestle (Consumer Staples)	10,750	3,697
Nobel Biocare Holding (Healthcare)	4,700	1,146
Novartis, ADR (Healthcare)	21,750	1,242
Roche Holdings (Healthcare)	29,850	5,503
SGS SA (Industrials)	780	713

		15,078

United Kingdom — 13.3%
AstraZeneca PLC, ADR (Healthcare)	23,700	1,544
BAE Systems, ADR (Industrials)	46,300	1,305
Barratt Developments PLC (Consumer Discretionary)	147,400	2,788
Bellway PLC (Consumer Discretionary)	130,000	3,007
BG Group (Energy)	141,300	1,847
Crest Nicholson PLC (Consumer Discretionary)	313,100	3,160
George Wimpey PLC (Consumer Discretionary)	337,828	3,223
GlaxoSmithKline PLC, ADR (Healthcare)	36,230	2,057
ICAP PLC (Financials)	115,700	1,019
Imperial Tobacco Group PLC (Consumer Staples)	33,700	1,161
Lloyds TSB Group PLC (Financials)	311,658	3,095
Man Group PLC (Financials)	220,800	1,775
Metro International SA, Cl A (Consumer Discretionary)*	60	–(B)
Metro International SA, Cl B (Consumer Discretionary)*	120	–(B)
Michael Page International PLC (Industrials)	184,100	1,210
Pennon Group PLC (Utilities)	95,100	847

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
United Kingdom — continued
Persimmon PLC (Consumer Discretionary)	121,937	$2,891
Reckitt Benckiser PLC (Consumer Staples)	54,000	2,242
Rio Tinto PLC, ADR (Materials)	6,050	1,219
SABMiller (Consumer Staples)	90,100	1,775
Scottish & Southern Energy (Utilities)	61,000	1,398
Standard Chartered PLC (Financials)	28,850	722
Tesco PLC (Consumer Staples)	105,200	756

		39,041

Total Foreign Common Stocks
(Cost $ 238,341)		287,553

FOREIGN RIGHTS — 0.0%
Belgium — 0.0%
Cumerio*	989	— (B)
Umicore*	989	— (B)

Total Foreign Rights
(Cost $ – )		— (B)

AFFILIATED MONEY MARKET FUND — 2.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	6,441,403	6,441

(Cost $6,441)
Total Investments Before Collateral for Loaned Securities – 100.5%
(Cost $244,782)		293,994

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — 7.0%
Non-Registered Investment Company — 7.0%
BlackRock Institutional Money Market Trust	20,493,262	20,493

(Cost $20,493)
TOTAL INVESTMENTS — 107.5%
(Cost $265,275)**		314,487

Other Assets & Liabilities – (7.5)%		(21,896)

TOTAL NET ASSETS — 100.0%		$292,591

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $265,564.

Gross unrealized appreciation (000)	$53,691
Gross unrealized depreciation (000)	(4,768)

Net unrealized appreciation (000)	$48,923

†	See Note 3 in Notes to Schedules of Investments.

(A)	Illiquid Security. Total market value of illiquid securities is (000) $9,938 and represents 3.4% of net assets as of August 31, 2006.

(B)	Value is less than $500.

ADR	— American Depository Receipt

Cl	— Class

PLC	— Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
TOPIX Index	24	$3,342	09/08/06	$49

Cash in the amount of $108,454 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

At August 31, 2006, sector diversification of the Fund was as follows:

Sector Diversification	% of Net Assets	Value (000)
Foreign Common Stocks
Consumer Discretionary	16.8%	$49,143
Consumer Staples	8.1	23,710
Energy	6.0	17,431
Financials	14.2	41,638
Healthcare	7.0	20,626
Industrials	15.1	44,197
Information Technology	5.5	16,108
Materials	17.3	50,412
Telecommunication Services	4.9	14,279
Utilities	3.4	10,009

Total Foreign Common Stocks	98.3	287,553
Affiliated Money Market Fund	2.2	6,441

Total Investments Before Collateral for Loaned Securities	100.5	293,994
Short Term Investments Held as Collateral for Loaned Securities	7.0	20,493

Total Investments	107.5	314,487
Other Assets and Liabilities	(7.5)	(21,896)

Net Assets	100.0%	$292,591

See Notes to Schedules of Investments.

Allegiant Large Cap Core Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.3%
Consumer Discretionary — 9.8%
Dick’s Sporting Goods*#	65,500	$2,707
Fortune Brands#	46,500	3,376
MGM Grand*	112,190	4,003
Nordstrom#	80,000	2,988
Starbucks*#	162,920	5,052
Starwood Hotels & Resorts Worldwide	89,000	4,740

		22,866

Consumer Staples — 9.9%
Bunge#	80,000	4,507
Colgate-Palmolive	72,500	4,340
Constellation Brands, Cl A*#	173,922	4,746
Dean Foods*	124,639	4,938
PepsiCo	72,710	4,747

		23,278

Energy — 9.7%
ConocoPhillips	109,000	6,914
Peabody Energy#	91,000	4,010
TransOcean*	57,500	3,838
Valero Energy	57,500	3,301
Weatherford International*	109,260	4,698

		22,761

Financials — 21.5%
Allstate#	69,540	4,029
American Express	93,490	4,912
American International Group#	94,910	6,057
Bank of America#	109,760	5,649
Citigroup	131,700	6,500
Goldman Sachs	36,130	5,371
JPMorgan Chase	116,980	5,341
Merrill Lynch#	71,520	5,259
Washington Mutual#	82,030	3,436
Wells Fargo#	112,000	3,892

		50,446

Healthcare — 12.7%
Amgen*	71,550	4,860
Cardinal Health	85,000	5,731
Genentech*#	50,800	4,192
Genzyme*	68,000	4,504
GlaxoSmithKline PLC, ADR	91,110	5,173
Johnson & Johnson	84,140	5,441

		29,901

Industrials — 10.7%
3M	50,550	3,625
General Electric	204,430	6,963
Illinois Tool Works	117,720	5,168
Norfolk Southern#	80,000	3,418
United Technologies	94,920	5,952

		25,126

Information Technology — 15.0%
Apple Computer*	68,500	4,648
Cisco Systems*	269,140	5,918
Corning*	187,000	4,159
Microchip Technology	157,000	5,363
Microsoft	216,620	5,565
Motorola#	247,000	5,775
Yahoo!*#	128,500	3,703

		35,131

Materials — 2.9%
Ecolab#	72,560	3,235
Newmont Mining	69,000	3,536

		6,771

Telecommunication Services — 3.5%
American Tower, Cl A*	64,000	2,295
NII Holdings*	112,940	6,026

		8,321

Utilities — 3.6%
AES*	202,550	4,302
Equitable Resources	110,920	4,089

		8,391

Total Common Stocks
(Cost $200,716)		232,992

AFFILIATED MONEY MARKET FUND — 0.7%
Allegiant Money Market Fund, Class I†	1,581,429	1,581

(Cost $1,581)
Total Investments Before Collateral for Loaned Securities – 100.0%
(Cost $202,297)		234,573

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 25.5%
Master Notes — 5.3%
Bank of America
5.383%, 09/01/06	$5,000	5,000
Bear Stearns
5.463%, 09/06/06	2,500	2,500
JPMorgan Securities
5.393%, 09/15/06	5,000	5,000

		12,500

Medium Term Note — 1.0%
First Tennessee Bank
5.339%, 04/18/07 (A)	2,500	2,501

Repurchase Agreements — 19.2%
Bank of America
5.360%, 09/01/06	9,965	9,965
Bear Stearns
5.363%, 09/01/06	20,000	20,000
5.413%, 09/01/06	15,000	15,000

		44,965

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $59,966)		59,966

TOTAL INVESTMENTS — 125.5%
(Cost $262,263)**		294,539

Value (000)
Other Assets & Liabilities – (25.5)%	$(59,933)

TOTAL NET ASSETS — 100.0%	$234,606

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $263,504.

Gross unrealized appreciation (000)	$34,970
Gross unrealized depreciation (000)	(3,935)

Net unrealized appreciation (000)	$31,035

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $58,388.

(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500®
Composite Index	3	$979	09/15/06	$19

Cash in the amount of $47,250 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.6%
Consumer Discretionary — 13.6%
Coach*	310,000	$9,359
Johnson Controls	115,000	8,272
MGM Grand*	304,003	10,847
Nike, Cl B	142,000	11,468
Nordstrom#	220,000	8,217
Starbucks*#	446,920	13,859
Starwood Hotels & Resorts Worldwide#	252,000	13,421

		75,443

Consumer Staples — 7.9%
Bunge#	194,000	10,930
Colgate-Palmolive	157,000	9,398
Dean Foods*	304,160	12,051
PepsiCo	170,305	11,117

		43,496

Energy — 4.2%
TransOcean*	151,000	10,079
Weatherford International*	305,000	13,115

		23,194

Financials — 8.1%
American International Group#	192,620	12,293
Citigroup	229,093	11,306
Goldman Sachs#	71,190	10,582
Prudential Financial#	146,000	10,718

		44,899

Healthcare — 18.1%
Abbott Laboratories	256,000	12,467
Amgen*	163,610	11,114
Cardinal Health	188,000	12,675
Cephalon*#	130,000	7,413
Genentech*#	123,400	10,183
Genzyme*	171,200	11,338
GlaxoSmithKline PLC, ADR	209,860	11,916
Johnson & Johnson	184,516	11,931
Medtronic#	235,891	11,063

		100,100

Industrials — 10.5%
Danaher#	172,000	11,402
FedEx	77,000	7,779
General Electric	424,000	14,442
Norfolk Southern	224,000	9,572
United Technologies	237,000	14,862

		58,057

Information Technology — 28.7%
Amdocs*	313,010	11,879
Apple Computer*	156,000	10,585
Cisco Systems*	721,120	15,857
Corning*	446,000	9,919
eBay*	212,660	5,925
First Data	226,500	9,733
Google, Cl A*	35,200	13,324
Linear Technology	305,000	10,373
Microchip Technology#	382,500	13,066
Microsoft	550,126	14,133
Motorola	644,000	15,057
SAP, ADR#	146,930	7,014
Xilinx	393,000	8,988
Yahoo!*#	448,000	12,911

		158,764

Materials — 3.6%
Ecolab#	210,550	9,386
Praxair	178,000	10,219

		19,605

Telecommunication Services — 3.7%
American Tower, Cl A*	348,000	12,479
NII Holdings*	152,520	8,137

		20,616

Utilities — 1.2%
AES*	314,000	6,670

Total Common Stocks
(Cost $476,833)		550,844

AFFILIATED MONEY MARKET FUND — 0.2%
Allegiant Money Market Fund, Class I†	1,290,770	1,291

(Cost $1,291)
Total Investments Before Collateral for Loaned Securities – 99.8%
(Cost $478,124)		552,135

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — 18.6%
Master Notes — 5.4%
Bank of America
5.383%, 09/01/06	$15,000	15,000
Bear Stearns
5.463%, 09/06/06	7,500	7,500
JPMorgan Securities
5.393%, 09/15/06	7,500	7,500

		30,000

Medium Term Notes — 2.7%
First Tennessee Bank
5.339%, 04/18/07 (A)	5,000	5,002
Morgan Stanley
5.360%, 10/01/07 (A)	5,000	5,000
Natexis Banque NY
5.375%, 05/08/07 (A)	5,000	5,000

		15,002

Repurchase Agreements — 10.5%
Bank of America
5.360%, 09/01/06	16,260	16,260
Bear Stearns
5.363%, 09/01/06	25,000	25,000
5.413%, 09/01/06	17,000	17,000

		58,260

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $103,262)		103,262

Value (000)
TOTAL INVESTMENTS — 118.4% (Cost $581,386)**	$655,397

Other Assets & Liabilities – (18.4)%	(102,047)

TOTAL NET ASSETS — 100.0%	$553,350

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $585,041.

Gross unrealized appreciation (000)	$86,998
Gross unrealized depreciation (000)	(16,642)

Net unrealized appreciation (000)	$70,356

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $101,182.

(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500®
Composite Index	3	$979	09/15/06	$36

Cash in the amount of $47,250 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Large Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.3%
Consumer Discretionary — 10.5%
CBS, Cl B#	391,050	$11,164
Clear Channel Communications	58,957	1,712
Comcast, Cl A*#	408,534	14,299
Dow Jones	311,931	11,236
Office Depot*#	113,254	4,172
Sony, ADR	178,440	7,746
Time Warner	963,280	16,010
Tribune#	132,242	4,127

		70,466

Consumer Staples — 10.5%
Coca-Cola	333,850	14,960
Coca-Cola Enterprises	445,002	9,924
General Mills	62,160	3,371
Kraft Foods#	384,030	13,022
Procter & Gamble	191,920	11,880
UST#	129,218	6,830
Wal-Mart Stores	236,130	10,560

		70,547

Energy — 11.2%
BP PLC, ADR	77,245	5,256
Canadian Natural Resources	97,712	5,139
Chevron	342,060	22,029
ExxonMobil	446,090	30,187
Halliburton#	385,126	12,563

		75,174

Financials — 31.7%
American International Group#	318,300	20,314
Amvescap PLC, ADR#	511,913	10,689
AON#	434,888	15,034
Bank of America	524,410	26,991
Chubb	115,930	5,815
Citigroup	588,770	29,056
Everest Re Group	50,020	4,701
Fannie Mae	168,040	8,847
Goldman Sachs	49,740	7,394
JPMorgan Chase	519,416	23,716
Marsh & McLennan	354,130	9,264
Morgan Stanley	312,232	20,542
Prudential Financial#	65,000	4,772
St. Paul Travelers	141,768	6,224
U.S. Bancorp	329,600	10,570
Wells Fargo	224,520	7,802

		211,731

Healthcare — 7.0%
Bristol-Myers Squibb	184,250	4,007
Johnson & Johnson	158,740	10,264
Pfizer	758,680	20,909
Schering-Plough#	210,725	4,415
St Jude Medical*	191,400	6,969

		46,564

Industrials — 6.4%
General Dynamics	77,800	5,255
General Electric	554,583	18,889
Lockheed Martin	28,085	2,320
Northrop Grumman	36,178	2,417
Tyco International	201,070	5,258
Union Pacific#	62,312	5,007
United Parcel Service, Cl B	47,790	3,348

		42,494

Information Technology — 7.5%
Alcatel SA, ADR#	676,545	8,477
Applied Materials	210,970	3,561
Lexmark International, Cl A*#	56,700	3,179
Micron Technology*	240,965	4,164
Microsoft	554,330	14,241
Sun Microsystems*	3,303,211	16,483

		50,105

Materials — 3.8%
E.I. duPont de Nemours	189,448	7,572
Freeport-McMoRan Copper & Gold, Cl B#	63,370	3,689
Praxair	108,293	6,217
Smurfit-Stone Container*	708,830	8,074

		25,552

Telecommunication Services — 4.4%
AT&T	480,355	14,953
BellSouth	154,260	6,282
Verizon Communications	231,020	8,127

		29,362

Utilities — 3.3%
DPL#	286,509	7,965
Exelon#	95,320	5,812
Mirant*	46,382	1,344
TXU#	105,301	6,972

		22,093

Total Common Stocks (Cost $539,578)		644,087

AFFILIATED MONEY MARKET FUND — 3.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	23,483,642	23,484

(Cost $23,484)
Total Investments Before Collateral for Loaned Securities – 99.8%
(Cost $563,062)		667,571

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 18.2%
Master Notes — 3.8%
Bank of America
5.383%, 09/01/06	$10,000	10,000
Bear Stearns
5.463%, 09/06/06	5,000	5,000
JPMorgan Securities
5.393%, 09/15/06	10,000	10,000

		25,000

Medium Term Notes — 1.5%
First Tennessee Bank
5.339%, 04/18/07 (A)	5,000	5,002

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — continued
Natexis Banque NY
5.375%, 05/08/07 (A)	$5,000	$5,000

		10,002

Repurchase Agreements — 12.9%
Bank of America
5.360%, 09/01/06	34,986	34,987
Bear Stearns
5.363%, 09/01/06	25,000	25,000
5.413%, 09/01/06	26,500	26,500

		86,487

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $ 121,489)		121,489

TOTAL INVESTMENTS — 118.0% (Cost $684,551)**		789,060

Other Assets & Liabilities – (18.0)%		(120,619)

TOTAL NET ASSETS — 100.0%		$668,441

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $686,666.

Gross unrealized appreciation (000)	$110,799
Gross unrealized depreciation (000)	(8,404)

Net unrealized appreciation (000)	$102,395

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $117,190.

(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

See Notes to Schedules of Investments.

Allegiant Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.5%
Consumer Discretionary — 10.3%
Autoliv	23,400	$1,323
Career Education*	69,800	1,337
Dollar General	201,300	2,589
Dollar Tree Stores*	66,300	1,908
Family Dollar Stores	87,200	2,230
Liz Claiborne#	63,935	2,389
Ross Stores	78,500	1,922

		13,698

Consumer Staples — 7.3%
J.M. Smucker	34,000	1,653
Kroger	70,770	1,685
Smithfield Foods*#	97,650	2,933
Tyson Foods, Cl A	233,000	3,432

		9,703

Energy — 6.9%
Arch Coal#	76,580	2,508
Hess#	37,130	1,700
Marathon Oil#	20,010	1,671
Peabody Energy#	29,880	1,317
Sunoco	26,800	1,927

		9,123

Financials — 26.5%
Amvescap PLC, ADR#	193,200	4,034
Conseco*#	142,300	2,946
Developers Diversified Realty REIT	31,390	1,698
Endurance Specialty Holdings	61,610	1,988
Equity Residential REIT	33,500	1,671
Genworth Financial, Cl A	43,900	1,511
Marshall & Ilsley#	50,770	2,367
Max Re Capital	52,900	1,228
Nationwide Financial Services, Cl A#	29,905	1,448
Old Republic International	210,000	4,389
PartnerRe	23,870	1,535
PMI Group	72,066	3,116
Prologis REIT	28,950	1,634
Reinsurance Group of America#	42,931	2,219
UnionBanCal#	30,700	1,839
White Mountains Insurance Group	3,100	1,640

		35,263

Healthcare — 8.7%
CIGNA	23,000	2,601
Endo Pharmaceuticals Holdings*	78,900	2,606
Health Management Associates, Cl A#	134,800	2,819
Shire PLC, ADR#	22,500	1,153
Triad Hospitals*	55,593	2,449

		11,628

Industrials — 4.9%
General Cable*	95,800	3,691
Norfolk Southern	25,610	1,094
Union Pacific#	20,870	1,677

		6,462

Information Technology — 11.2%
Check Point Software Technologies*	122,900	2,285
Compuware*	301,900	2,295
NCR*	80,290	2,793
Perot Systems, Cl A*	173,000	2,484
Sabre Holdings, Cl A	57,300	1,256
Tech Data*	51,240	1,788
Tellabs*	195,700	1,994

		14,895

Materials — 6.5%
Abitibi-Consolidated#	345,030	932
International Flavors & Fragrances#	80,030	3,183
Louisiana-Pacific	96,600	1,890
MeadWestvaco	50,860	1,299
Pactiv*	52,900	1,414

		8,718

Telecommunication Services — 1.6%
Embarq	45,500	2,145

Utilities — 11.6%
CenterPoint Energy#	77,200	1,116
Constellation Energy Group	26,348	1,583
Edison International	41,500	1,811
Mirant*	105,700	3,062
NRG Energy*#	37,840	1,916
PG&E	72,420	3,037
Sempra Energy	33,900	1,685
Xcel Energy	61,980	1,289

		15,499

Total Common Stocks
(Cost $112,829)		127,134

AFFILIATED MONEY MARKET FUND — 4.2%
Allegiant Money Market Fund, Class I†	5,490,391	5,490

(Cost $5,490)
Total Investments Before Collateral for Loaned Securities – 99.7%
(Cost $118,319)		132,624

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 24.1%
Master Notes — 3.7%
Bear Stearns
5.463%, 09/06/06	$2,500	2,500
JPMorgan Securities
5.393%, 09/15/06	2,500	2,500

		5,000

Medium Term Notes — 3.8%
First Tennessee Bank
5.339%, 04/18/07 (A)	2,500	2,501
Morgan Stanley
5.391%, 01/19/07 (A)	2,500	2,502

		5,003

Repurchase Agreements — 16.6%
Bank of America
5.360%, 09/01/06	17,119	17,118

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — continued
Bear Stearns
5.413%, 09/01/06	$5,000	$5,000

		22,118

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $32,121)		32,121

TOTAL INVESTMENTS — 123.8%
(Cost $150,440)**		164,745

Other Assets & Liabilities – (23.8)%		(31,631)

TOTAL NET ASSETS — 100.0%		$133,114

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $150,440.

Gross unrealized appreciation (000)	$16,963
Gross unrealized depreciation (000)	(2,658)

Net unrealized appreciation (000)	$14,305

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $31,135.

(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Mid Cap Growth Fund (formerly Allegiant Mid Cap Growth Fund)
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 17.5%
Apollo Group, Cl A*	3,300	$166
Bed Bath & Beyond*	5,920	200
Coach*	17,800	537
EchoStar Communications, Cl A*	10,700	340
H&R Block	16,400	345
Hilton Hotels#	13,000	331
International Game Technology	4,600	178
Liberty Global, Cl A*	24,400	576
Liberty Media Holding, Cl A*	9,000	172
Limited Brands#	18,200	468
Marriott, Cl A	7,600	286
Nordstrom#	10,134	378
Office Depot*#	6,700	247
Polo Ralph Lauren	7,100	419
Starwood Hotels & Resorts Worldwide	2,800	149
TJX	25,500	682
Yum! Brands	7,000	342

		5,816

Consumer Staples — 6.7%
Alberto-Culver, Cl B	10,100	497
Campbell Soup	13,400	504
Hershey#	9,000	486
Pepsi Bottling Group	14,800	518
Wm. Wrigley Jr.	5,000	232

		2,237

Energy — 8.1%
Cameron International*	9,900	474
Consol Energy	9,600	350
El Paso#	35,100	510
Smith International	3,000	126
Sunoco	3,600	259
Tesoro Petroleum#	6,000	388
Williams	22,800	561

		2,668

Financials — 7.3%
CIT Group	6,110	275
East West Bancorp	7,500	304
IndyMac Bancorp	5,900	231
Leucadia National	13,800	355
Nationwide Financial Services, Cl A#	7,800	378
Northern Trust	4,200	235
T. Rowe Price Group	14,600	643

		2,421

Healthcare — 15.1%
Allergan	3,100	355
Biomet	15,000	491
Coventry Health Care*	10,410	565
Edwards Lifesciences*#	14,328	669
Express Scripts*	2,440	205
Forest Laboratories*	6,900	345
Laboratory Corp. of America Holdings*#	10,200	698
McKesson	8,900	452
Quest Diagnostics	11,000	707
St Jude Medical*	3,600	131
Thermo Electron*	6,900	270
Varian Medical Systems*	2,200	117

		5,005

Industrials — 15.3%
C.H. Robinson Worldwide	6,100	280
Con-way	9,622	460
CSX	15,400	465
Expeditors International Washington	6,900	275
Hubbell, Cl B	3,500	163
MSC Industrial Direct	9,155	360
PACCAR	11,550	631
Republic Services	11,700	454
Rockwell Automation	4,188	236
Rockwell Collins	5,410	284
Roper Industries#	9,100	422
Southwest Airlines#	40,600	703
Stericycle*#	5,000	334

		5,067

Information Technology — 15.8%
Akamai Technologies*#	13,500	529
Altera*	5,880	119
Analog Devices	3,200	98
Autodesk*	3,050	106
Citrix Systems*	8,100	249
Cognizant Technology Solutions*	7,195	503
Fiserv*	12,210	539
Intuit*	22,800	689
Linear Technology	19,700	670
Maxim Integrated Products	4,700	137
Microchip Technology	17,100	584
National Semiconductor#	4,400	107
Network Appliance*#	15,000	514
NVIDIA*	5,100	148
Paychex	7,100	255

		5,247

Materials — 5.3%
Ecolab	16,700	745
FMC	7,300	446
Freeport-McMoRan Copper & Gold, Cl B#	6,000	350
Lubrizol	5,200	226

		1,767

Telecommunication Services — 2.0%
CenturyTel#	3,700	147
Citizens Communications	36,600	505

		652

Utilities — 4.2%
AES*	40,791	866
Southern Union	19,100	528

		1,394

Total Common Stocks
(Cost $29,705)		32,274

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.7%
Allegiant Money Market Fund, Class I†	896,448	896

(Cost $896)
Total Investments Before Collateral for Loaned Securities – 100.0%
(Cost $30,601)		33,170

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — 21.0%
Repurchase Agreements — 21.0%
Bank of America
5.360%, 09/01/06	$4,468	$4,468
Bear Stearns
5.413%, 09/01/06	2,500	2,500

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $6,968)		6,968

TOTAL INVESTMENTS — 121.0%
(Cost $37,569)**		40,138

Other Assets & Liabilities – (21.0)%		(6,960)

TOTAL NET ASSETS — 100.0%		$33,178

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $37,808.

Gross unrealized appreciation (000)	$3,213
Gross unrealized depreciation (000)	(883)

Net unrealized appreciation (000)	$2,330

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $6,817.

Cl — Class

Futures Contract:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P MidCap 400® Index	1	$376	09/15/06	$—	(a)

Cash in the amount of $13,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contract (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contract have been segregated by the Fund.

(a)	Amount represents less than $500.

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Core Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 92.4%
Consumer Discretionary — 10.3%
Brown Shoe	4,600	$147
Charlotte Russe Holding*	2,900	77
The Children’s Place Retail Stores*	2,150	125
Coldwater Creek*	3,505	96
Deckers Outdoor*#	1,600	66
Group 1 Automotive#	2,500	113
Jackson Hewitt Tax Service	3,500	110
Movado Group	4,700	106
Pantry*	2,620	123
Phillips-Van Heusen	4,750	183
Source Interlink*#	13,100	145
United Auto Group	5,920	121

		1,412

Consumer Staples — 4.2%
American Oriental Bioengineering*#	24,600	131
Hain Celestial Group*	6,400	151
J&J Snack Foods	2,300	73
Loews - Carolina Group	1,300	74
Performance Food Group*	6,300	155

		584

Energy — 7.1%
Alliance Resource Partners LP	2,100	77
Atwood Oceanics*	3,700	159
Giant Industries*	1,470	120
Grey Wolf*#	13,130	96
Input/Output*#	5,600	56
Maverick Tube*	1,080	69
Penn Virginia	1,800	128
Penn West Energy Trust	1,788	75
Tesoro Petroleum#	940	61
World Fuel Services	3,700	133

		974

Financials — 18.6%
Acadia Reality Trust REIT	4,000	99
Accredited Home Lenders Holding*	2,100	67
Agree Realty REIT	1,700	55
American Home Mortgage Investment REIT#	5,250	167
Arch Capital Group*	1,430	85
Asta Funding#	3,400	112
Capital Trust REIT	2,900	114
Corus Bankshares#	5,420	118
CVB Financial#	3,525	53
DiamondRock Hospitality REIT	5,200	87
Downey Financial	2,400	147
East West Bancorp#	2,560	104
Equity One REIT	5,100	128
Hanmi Financial	5,530	108
IMPAC Mortgage Holdings REIT#	11,800	107
LandAmerica Financial Group#	2,060	130
Preferred Bank	1,500	84
Presidential Life	2,700	64
PrivateBancorp	3,300	147
Redwood Trust REIT#	2,770	135
Safety Insurance Group#	3,500	180
Saxon Capital REIT	4,900	68
Sterling Financial	3,300	109
Tower Group	3,400	99

		2,567

Healthcare — 11.9%
Air Methods*	5,200	121
AMERIGROUP*	3,800	120
Aspreva Pharmaceuticals*#	4,100	102
Bio-Reference Laboratories*	3,600	81
Dade Behring Holdings#	1,920	78
Encore Medical*	15,800	101
Hologic*	1,940	84
inVentiv Health*	6,140	191
Kendle International*	1,600	42
Medimmune*	2,100	58
Molina Healthcare*	3,500	130
Neurometrix*#	1,900	51
Ventana Medical Systems*	1,500	70
WellCare Health Plans*	3,440	193
West Pharmceutical Services	5,300	212

		1,634

Industrials — 12.6%
Accuride*	6,300	69
Applied Industrial Technologies	3,250	74
Armor Holdings*	1,400	74
Commercial Vehicle Group*	4,400	86
Continental Airlines, Cl B*#	3,700	93
Corporate Executive Board	730	64
Ennis	5,200	107
Genco Shipping & Trading	6,600	145
Genlyte Group*	1,260	83
Kforce*	4,900	60
M&F Worldwide*	2,900	46
Orbital Sciences*	7,100	128
PW Eagle#	4,700	164
Regal-Beloit	4,200	181
Rush Enterprises, Cl A*	4,900	86
Superior Essex*	4,700	168
Thomas & Betts*	2,490	113

		1,741

Information Technology — 18.4%
Anixter International	3,220	176
ANSYS*#	1,670	78
Brightpoint*	5,520	92
Comtech Telecommunications*	4,700	154
DealerTrack Holdings*	3,600	78
Digital River*	3,470	168
Forrester Research*	5,600	165
Hittite Microwave*	4,400	199
IBasis*	5,200	44
Komag*#	2,600	94
Microsemi*#	3,500	97
MicroStrategy, Cl A*	1,070	98
MPS Group*	9,100	128
Plexus*	3,500	69
Radyne*	9,700	119
SI International*	3,300	95
Standard Microsystems*	3,500	98
SYNNEX*	6,900	153
Technitrol	4,000	113
Transaction Systems Architects*	3,300	110
ValueClick*	7,140	126
Viasat*	2,800	76

		2,530

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 4.3%
AEP Industries*	1,700	$74
Chaparral Steel*	1,900	136
Mesabi Trust	2,400	46
Pioneer*	3,800	93
Reliance Steel & Aluminum	2,940	96
Rock-Tenn, Cl A	7,900	153

		598

Telecommunication Services — 2.0%
NeuStar, Cl A*#	4,500	127
SBA Communications, Cl A*	5,800	149

		276

Utilities — 3.0%
AGL Resources	1,630	59
CH Energy Group	1,600	79
Cleco	6,100	152
Laclede Group	3,800	124

		414

Total Common Stocks
(Cost $12,188)		12,730

AFFILIATED MONEY MARKET FUND — 7.0%
Allegiant Money Market Fund, Class I†	966,080	966

(Cost $966)
Total Investments Before Collateral for Loaned Securities – 99.4%
(Cost $13,154)		13,696

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — 15.3%
Repurchase Agreements — 15.3%
Bank of America
5.360%, 09/01/06	$1,602	1,602
Bear Stearns
5.413%, 09/01/06	500	500

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $2,102)		2,102

TOTAL INVESTMENTS — 114.7%
(Cost $15,256)**		15,798

Other Assets & Liabilities – (14.7)%		(2,024)

TOTAL NET ASSETS — 100.0%		$13,774

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $15,258.

Gross unrealized appreciation (000)	$808
Gross unrealized depreciation (000)	(268)

Net unrealized appreciation (000)	$540

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,996.

Cl — Class

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell 2000® Index	2	$722	09/15/06	$14

Cash in the amount of $27,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Focused Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.7%
Consumer Discretionary — 8.9%
The Children’s Place Retail Stores*	2,800	$162
Group 1 Automotive#	2,500	113
Perry Ellis International*	2,100	57
Wolverine World Wide	8,400	212

		544

Consumer Staples — 7.3%
Chiquita Brands International#	6,300	107
Del Monte Foods	15,000	166
Performance Food Group*#	6,900	170

		443

Energy — 5.2%
Grey Wolf*	23,200	169
World Fuel Services	4,100	148

		317

Financials — 32.3%
AmerUs Group#	2,600	176
Arch Capital Group*	2,900	173
Capital Trust REIT	2,100	82
Cedar Shopping Centers REIT	2,500	39
Central Pacific Financial	3,900	141
CompuCredit*	4,300	125
Delphi Financial Group, Cl A	2,900	113
FelCor Lodging Trust REIT	5,400	116
Franklin Bank*	7,200	143
Glacier Bancorp#	4,500	146
Inland Real Estate REIT#	4,300	70
MI Developments, Cl A#	3,100	106
Nara Bancorp	4,900	91
New Century Financial REIT#	1,600	62
NorthStar Realty Finance REIT	7,200	86
Republic Bancorp	6,380	83
United Bankshares	3,300	123
Webster Financial	1,900	90

		1,965

Healthcare — 10.3%
Chemed	3,700	146
Encore Medical*	16,800	107
HealthExtras*#	2,700	83
Perrigo	10,488	169
West Pharmceutical Services	3,000	120

		625

Industrials — 15.4%
Accuride*	11,100	121
Corrections Corp. of America*	1,100	69
Pinnacle Airlines*#	14,000	104
PW Eagle#	3,700	129
Regal-Beloit	2,500	108
Superior Essex*	3,800	136
United Rentals*	5,700	124
URS*	3,700	150

		941

Information Technology — 15.2%
Agilysys	7,700	104
DSP Group*	2,900	71
Informatica*#	6,700	98
Komag*#	2,700	97
LoJack*	5,400	113
MPS Group*	12,900	181
Progress Software*	4,100	104
Radiant Systems*	5,700	63
RealNetworks*	8,600	95

		926

Materials — 1.6%
Commercial Metals	2,500	54
Olympic Steel#	1,700	47

		101

Utilities — 2.5%
Cleco	6,000	150

Total Common Stocks
(Cost $ 5,844)		6,012

AFFILIATED MONEY MARKET FUND — 1.2%
Allegiant Money Market Fund, Class I†	72,478	72

(Cost $72)
Total Investments Before Collateral for Loaned Securities – 99.9%
(Cost $5,916)		6,084

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — 26.0%
Repurchase Agreements — 26.0%
Bank of America
5.360%, 09/01/06	$1,083	1,083
Bear Stearns
5.413%, 09/01/06	500	500

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $1,583)		1,583

TOTAL INVESTMENTS — 125.9%
(Cost $7,499)**		7,667

Other Assets & Liabilities – (25.9)%		(1,577)

TOTAL NET ASSETS — 100.0%		$6,090

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $7,499.

Gross unrealized appreciation (000)	$469
Gross unrealized depreciation (000)	(301)

Net unrealized appreciation (000)	$168

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,444.

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.8%
Consumer Discretionary — 11.8%
Ambassadors Group	825	$23
Asbury Automotive Group	1,900	39
Avatar Holdings*#	400	22
Brown Shoe	2,000	64
Christopher & Banks	1,900	46
DSW, Cl A*#	1,800	50
Gymboree*	1,600	54
Hibbett Sporting Goods*	840	21
Jackson Hewitt Tax Service	2,400	76
LKQ*	800	17
Movado Group	700	16
Oakley#	1,310	21
PetMed Express*	2,200	27
Quiksilver*	2,570	36
Sonic*	1,000	22
Steiner Leisure*	1,350	52
Zumiez*#	1,800	40

		626

Consumer Staples — 3.2%
Flowers Foods	1,300	36
Hain Celestial Group*#	2,500	59
Lance	2,200	50
Performance Food Group*#	1,100	27

		172

Energy — 8.1%
Acergy, ADR*	4,460	79
Frontier Oil	1,780	58
Holly	1,000	46
Lufkin Industries	500	32
RPC#	1,400	29
Universal Compression Holdings*	1,300	71
Veritas DGC*	1,300	77
W-H Energy Services*	700	35

		427

Financials — 9.4%
Advanta, Cl B	1,500	51
Capital Trust REIT	1,000	39
Cascade Bancorp#	1,700	61
City Bank	500	26
Glenborough Realty Trust REIT	2,600	67
Investment Technology Group*	1,000	46
Selective Insurance Group#	1,100	57
Sterling Bancshares	1,700	35
Tower Group#	2,100	61
Virginia Commerce Bancorp*#	1,350	30
Washington Real Estate Investment Trust REIT	600	24

		497

Healthcare — 17.9%
AMN Healthcare Services*	1,700	41
CNS	1,200	34
Digene*	1,300	54
Haemonetics*	600	28
HealthExtras*	1,200	37
Healthways*	340	18
Illumina*	2,000	67
Immucor*	3,600	75
inVentiv Health*	2,700	84
Kendle International*	500	13
Lifecell*#	1,700	51
OSI Pharmaceuticals*#	2,300	86
Parexel International*	2,500	83
Per-Se Technologies*	1,600	36
Psychiatric Solutions*	1,440	46
Valeant Pharmaceuticals International	1,000	20
Ventana Medical Systems*	1,380	64
Viasys Healthcare*	1,900	50
WellCare Health Plans*	1,100	62

		949

Industrials — 15.7%
Advisory Board*	800	41
American Reprographics*	500	15
Comfort Systems USA	4,000	52
Ennis	2,100	43
Forward Air	700	23
Gardner Denver*	800	29
Genesee & Wyoming, Cl A*	2,300	57
Genlyte Group*	800	53
Heartland Express	2,400	39
IDEX	810	34
Kansas City Southern*	2,290	60
Kaydon	1,400	53
Kenexa*	900	23
Kforce*	2,300	28
Labor Ready*#	1,790	31
Landstar System	870	37
Regal-Beloit	1,700	73
Rush Enterprises, Cl A*	1,851	33
Waste Connections*#	760	28
Watson Wyatt Worldwide, Cl A	2,000	79

		831

Information Technology — 21.4%
Anaren*	1,400	31
ANSYS*#	1,430	67
aQuantive*#	1,000	25
CACI International, Cl A*	650	34
CommScope*	600	18
CSG Systems International*	600	16
Cybersource*	2,600	28
Daktronics	2,900	61
Digital Insight*	1,300	34
Diodes*	700	26
DSP Group*	1,080	26
eCollege.com*#	2,700	34
Forrester Research*	2,100	62
Global Imaging Systems*	2,800	61
Informatica*#	3,350	49
InterDigital Communications*	1,400	47
j2 Global Communications*	1,400	35
Microsemi*#	1,700	47
MPS Group*	4,300	60
Open Solutions*	1,000	30
Plexus*	1,800	36
Rofin-Sinar Technologies*	300	16
SYNNEX*	2,800	62
Transaction Systems Architects*	1,700	56
Trident Microsystems Inc*#	2,500	52
Wright Express*#	2,400	65

Allegiant Multi-Factor Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Zoran*	3,300	$59

		1,137

Materials — 5.4%
AEP Industries*	1,300	57
Airgas	1,510	54
Deltic Timber	710	34
Myers Industries	2,100	35
Rockwood Holdings*	2,500	52
Silgan Holdings	760	27
Steel Dynamics	500	26

		285

Telecommunication Services — 2.4%
iPCS*	1,100	57
SBA Communications, Cl A*	2,800	72

		129

Utilities — 2.5%
Avista	3,200	77
Idacorp#	1,400	54

		131

Total Common Stocks
(Cost $ 4,975)		5,184

AFFILIATED MONEY MARKET FUND — 3.0%
Allegiant Money Market Fund, Class I†	156,596	157

(Cost $ 157)
Total Investments Before Collateral for Loaned Securities – 100.8%
(Cost $ 5,132)		5,341

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — 19.0%
Repurchase Agreements — 19.0%
Bank of America
5.360%, 09/01/06	$508	508
Bear Stearns
5.413%, 09/01/06	500	500

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $ 1,008)		1,008

TOTAL INVESTMENTS — 119.8%
(Cost $6,140)**		6,349

Other Assets & Liabilities – (19.8)%		(1,051)

TOTAL NET ASSETS — 100.0%		$5,298

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $6,140.

Gross unrealized appreciation (000)	$489
Gross unrealized depreciation (000)	(280)

Net unrealized appreciation (000)	$209

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $968.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.4%
Consumer Discretionary — 12.7%
ArvinMeritor#	432,200	$6,418
Asbury Automotive Group	73,611	1,508
Building Material Holding#	79,700	2,082
CEC Entertainment*	72,120	2,299
Charming Shoppes*	864,355	11,375
Group 1 Automotive#	247,100	11,194
Guess?*#	49,000	1,999
Matthews International	115,860	4,125
Oakley#	619,200	10,186
Oxford Industries#	157,680	6,478
Perry Ellis International*	121,300	3,270
RC2*	328,402	11,044
Shoe Carnival*	152,800	3,493
Stage Stores	2,551	67
Tractor Supply*#	122,460	5,214
True Religion Apparel*#	219,201	4,450
Wolverine World Wide	329,500	8,313

		93,515

Consumer Staples — 3.2%
Del Monte Foods	227,800	2,529
Inter Parfums	27,661	449
Nash Finch#	117,940	2,695
Performance Food Group*#	450,500	11,087
Seaboard	3,775	5,285
Spectrum Brands*#	191,500	1,524

		23,569

Energy — 6.7%
BP Prudhoe Bay Royalty Trust#	10,800	845
Giant Industries*#	74,800	6,111
Grey Wolf*#	1,472,800	10,766
Oceaneering International*	177,780	6,395
OMI#	293,861	6,618
Permian Basin Royalty Trust#	12,200	201
St. Mary Land & Exploration#	149,630	6,105
Vaalco Energy*	386,827	3,180
World Fuel Services	263,993	9,514

		49,735

Financials — 33.0%
American Home Mortgage Investment REIT#	147,200	4,666
AmerUs Group#	157,827	10,701
Ashford Hospitality Trust REIT	811,931	9,719
BankAtlantic Bancorp, Cl A#	170,113	2,393
BioMed Realty Trust REIT	236,854	7,376
Bristol West Holdings	317,230	4,673
Central Pacific Financial	9,150	331
City Holding	35,252	1,388
Corporate Office Properties Trust REIT#	276,048	12,966
CVB Financial#	134,853	2,015
Digital Realty Trust REIT#	452,839	13,544
Downey Financial#	24,000	1,473
EMC Insurance Group	120,800	3,541
FBL Financial Group, Cl A	61,300	2,033
First Indiana	22,978	562
First Niagara Financial Group	665,177	9,951
First Potomac Realty Trust REIT	182,855	5,670
First Regional Bancorp*	44,700	1,263
First Republic Bank#	183,360	7,815
Glacier Bancorp#	220,502	7,162
Highland Hospitality REIT	709,591	9,771
IBERIABANK (A)	122,992	7,170
Intervest Bancshares*	79,400	3,336
Jones Lang LaSalle#	127,560	10,621
MAF Bancorp#	139,448	5,755
Meadowbrook Insurance Group*	296,334	3,064
Nara Bancorp	44,500	823
Navigators Group*	130,940	6,034
Nelnet, Cl A*#	208,280	6,196
NewAlliance Bancshares#	392,376	5,721
NorthStar Realty Finance REIT	269,792	3,235
Ocwen Financial*#	643,115	9,486
Old National Bancorp#	119,500	2,236
Republic Bancorp	263,700	3,410
Scottish Re Group#	324,313	2,945
SeaBright Insurance Holdings*	248,300	3,143
South Financial Group#	279,443	7,553
Sterling Bancshares	596,470	12,371
Sterling Financial	255,000	8,430
Tower Group#	225,279	6,569
United America Indemnity* (A)	361,664	7,768
United Bankshares	235,193	8,766

		243,645

Healthcare — 9.1%
Air Methods*	203,700	4,746
American Medical Systems Holdings*#	205,300	3,605
Cutera*	133,300	3,095
HealthExtras*#	306,531	9,420
HealthTronics*	361,700	2,380
ICU Medical*#	101,200	4,454
inVentiv Health*#	209,300	6,515
Owens & Minor	207,230	6,667
Perrigo	559,400	9,029
Per-Se Technologies*#	325,899	7,427
Res-Care*	194,600	3,902
United Surgical Partners International*#	203,900	5,754

		66,994

Industrials — 13.2%
Accuride*	286,600	3,127
Administaff#	102,400	3,538
Bucyrus International#	164,799	8,509
CLARCOR	63,020	1,888
Commercial Vehicle Group*	153,300	3,008
DRS Technologies	143,880	5,952
Freightcar America#	33,700	1,961
Heartland Express#	508,173	8,171
Knoll	142,500	2,541
Labor Ready*#	513,780	8,801
Lincoln Electric Holdings	111,920	6,159
M&F Worldwide*	119,500	1,911
Old Dominion Freight Line*	125,757	4,014
Pinnacle Airlines*#	392,400	2,923
PW Eagle#	265,103	9,244
Rush Enterprises, Cl A*	271,200	4,746
Superior Essex*	211,489	7,552
United Rentals*#	242,100	5,244
Waste Connections*#	228,780	8,412

		97,701

Information Technology — 13.4%
24/7 Real Media*	28,761	261

Allegiant Multi-Factor Small Cap Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Avocent*#	264,060	$7,983
Bell Microproducts*#	511,877	2,498
eCollege.com*#	199,262	2,475
Global Imaging Systems*	227,707	4,994
Informatica*#	62,800	919
Internet Security Systems*	567,000	15,683
Interwoven*	162,400	1,781
MPS Group*	942,500	13,252
Multi-Fineline Electronix*#	163,955	3,702
Parametric Technology*	26,935	434
Perot Systems, Cl A*	180,900	2,598
RealNetworks*#	724,900	7,996
SI International*#	268,200	7,748
SonicWALL*	685,117	7,029
Sybase*	199,270	4,597
Tech Data*#	151,080	5,271
TIBCO Software*	821,500	6,457
TTM Technologies*	225,880	2,905

		98,583

Materials — 5.1%
Eagle Materials#	89,510	3,209
Gerdau Ameristeel	370,800	3,641
Headwaters*#	162,453	3,593
Olympic Steel#	239,099	6,611
Reliance Steel & Aluminum	113,438	3,717
Ryerson#	507,200	10,743
Terra Industries*#	853,800	6,267

		37,781

Telecommunication Services — 0.7%
Premiere Global Services*	661,220	5,157

Utilities — 1.3%
New Jersey Resources#	197,918	9,829

Total Common Stocks
(Cost $656,263)		726,509

AFFILIATED MONEY MARKET FUND — 1.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	11,328,590	11,329

(Cost $11,329)
Total Investments Before Collateral for Loaned Securities – 99.9%
(Cost $667,592)		737,838

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 37.1%
Master Notes — 9.5%
Bank of America
5.383%, 09/01/06	$30,000	30,000
Bear Stearns
5.463%, 09/06/06	15,000	15,000
JPMorgan Securities
5.393%, 09/15/06	25,000	25,000

		70,000

Medium Term Notes — 6.4%
First Tennessee Bank
5.339%, 04/18/07(B)	15,000	15,007
Morgan Stanley
5.391%, 01/19/07(B)	7,500	7,505
5.360%, 10/01/07(B)	5,000	5,000
Natexis Banque NY
5.375%, 05/08/07(B)	5,000	5,000
Nelnet Studen Loan
5.327%, 09/15/06	15,000	15,026

		47,538

Repurchase Agreements — 21.2%
Bank of America
5.360%, 09/01/06	11,122	11,122
Bear Stearns
5.363%, 09/01/06	140,000	140,000
5.413%, 09/01/06	5,000	5,000

		156,122

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $273,660)		273,660

TOTAL INVESTMENTS — 137.0%
(Cost $941,252)**		1,011,498

Other Assets & Liabilities – (37.0)%		(272,953)

TOTAL NET ASSETS — 100.0%		$738,545

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $941,544.

Gross unrealized appreciation (000)	$106,854
Gross unrealized depreciation (000)	(36,900)

Net unrealized appreciation (000)	$69,954

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $263,733.

(A)	Illiquid Security. Total market value of illiquid securities is (000) $14,938 and represents 2.0% of net assets as of August 31, 2006.

(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

Cl	— Class

REIT	— Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell 2000® Index	24	$8,660	09/15/06	$375

Cash in the amount of $324,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant S&P 500® Index Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 91.3%
Consumer Discretionary — 9.0%
Amazon.com*#	5,402	$167
Apollo Group, Cl A*	2,586	130
AutoNation*#	1,215	24
AutoZone*	1,151	104
Bed Bath & Beyond*	4,864	164
Best Buy	6,383	300
Big Lots*	861	16
Black & Decker	1,488	110
Brunswick	1,301	37
Carnival#	6,562	275
CBS, Cl B	11,671	333
Centex	2,132	109
Circuit City Stores	1,173	28
Clear Channel Communications	7,898	229
Coach*	6,627	200
Comcast, Cl A*#	31,922	1,117
D. R. Horton	4,773	105
Darden Restaurants	2,315	82
Dillard’s, Cl A	467	15
Dollar General	4,710	61
Dow Jones	1,233	44
Eastman Kodak	3,629	77
EW Scripps, Cl A	1,285	58
Family Dollar Stores	2,347	60
Federated Department Stores	8,127	309
Ford Motor#	24,276	203
Fortune Brands#	2,406	175
Gannett	3,593	204
Gap	8,310	140
General Motors#	7,300	213
Genuine Parts	2,609	108
Goodyear Tire & Rubber*#	3,960	54
H&R Block	5,897	124
Harley-Davidson#	4,448	260
Harman International Industries	1,122	91
Harrah’s Entertainment	2,791	174
Hasbro	2,601	53
Hilton Hotels	4,997	127
Home Depot	31,312	1,074
International Game Technology	5,769	223
Interpublic Group*	6,591	60
JC Penney#	3,548	224
Johnson Controls	2,693	194
Jones Apparel Group	1,000	31
KB Home	1,139	49
Kohl’s*	5,395	337
Leggett & Platt	2,333	54
Lennar, Cl A#	2,547	114
Limited Brands#	4,656	120
Liz Claiborne	1,874	70
Lowe’s	23,647	640
Marriott, Cl A	4,940	186
Mattel	5,884	111
McDonald’s	18,826	676
McGraw-Hill	5,406	302
Meredith	639	30
New York Times, Cl A#	2,188	49
Newell Rubbermaid#	3,779	102
News	35,740	680
Nike, Cl B	2,904	235
Nordstrom#	3,121	117
Office Depot*#	4,347	160
OfficeMax	537	22
Omnicom Group	2,689	235
Pulte Homes#	2,760	82
RadioShack	2,613	47
Sears Holdings*	1,507	217
Sherwin-Williams	1,683	87
Snap-On Tools	587	26
Stanley Works#	1,068	50
Staples	11,001	248
Starbucks*	12,090	375
Starwood Hotels & Resorts Worldwide	3,350	178
Target	13,081	633
Tiffany	2,299	73
Time Warner	61,446	1,021
TJX	8,011	214
Tribune#	3,309	103
Univision Communications, Cl A*#	3,579	124
VF	1,327	93
Viacom, Cl B*	10,894	395
Walt Disney#	33,161	983
Wendy’s	1,911	122
Whirlpool#	938	76
Wyndham Worldwide*	2,983	87
Yum! Brands	4,285	209

		17,618

Consumer Staples — 9.0%
Alberto-Culver, Cl B	1,149	57
Altria Group	31,549	2,635
Anheuser-Busch	11,938	589
Archer-Daniels-Midland	9,289	382
Avon Products	6,803	195
Brown-Forman, Cl B	1,256	97
Campbell Soup	3,235	122
Clorox	2,551	153
Coca-Cola	30,965	1,388
Coca-Cola Enterprises	3,631	81
Colgate-Palmolive	7,928	475
ConAgra Foods#	7,226	172
Constellation Brands, Cl A*	2,624	72
Costco Wholesale#	6,972	326
CVS	11,972	402
Dean Foods*	2,055	81
Estee Lauder, Cl A#	1,795	66
General Mills	5,667	307
H.J. Heinz	5,062	212
Hershey#	2,683	145
Kellogg	3,870	196
Kimberly-Clark	6,946	441
Kroger	10,931	260
McCormick & Company	2,265	82
Molson Coors Brewing	505	35
Pepsi Bottling Group	2,026	71
PepsiCo	25,209	1,646
Procter & Gamble	50,162	3,105
Reynolds American#	2,259	147
Safeway	6,090	188
Sara Lee	11,485	191
Supervalu	2,164	62
SYSCO	9,549	300
Tyson Foods, Cl A	2,323	34
UST	2,739	145
Walgreen#	15,341	759

Allegiant S&P 500® Index Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Wal-Mart Stores	38,040	$1,701
Whole Foods Market#	2,208	118
Wm. Wrigley Jr.	3,419	159

		17,597

Energy — 9.1%
Anadarko Petroleum	7,250	340
Apache#	5,211	340
Baker Hughes	5,148	366
BJ Services	5,071	174
Chesapeake Energy#	6,723	212
Chevron	33,489	2,157
ConocoPhillips	24,766	1,571
Consol Energy	2,768	101
Devon Energy	6,995	437
El Paso#	9,614	140
EOG Resources	3,847	249
ExxonMobil	91,412	6,186
Halliburton#	15,598	509
Hess#	3,643	167
Kinder Morgan	1,575	164
Marathon Oil	5,330	445
Murphy Oil	2,510	123
Nabors Industries*	4,790	157
National Oilwell Varco*	2,644	173
Noble#	2,081	136
Occidental Petroleum	12,941	660
Rowan	1,665	57
Schlumberger#	17,826	1,093
Sunoco	1,730	124
TransOcean*	4,909	328
Valero Energy	9,474	544
Weatherford International*	5,268	226
Williams	8,992	221
XTO Enegy	6,087	279

		17,679

Financials — 19.7%
ACE	4,463	240
AFLAC	7,534	340
Allstate	9,505	551
Ambac Financial Group	1,758	152
American Express	18,800	988
American International Group	39,244	2,505
Ameriprise Financial	3,692	169
AmSouth Bancorp	4,957	142
AON	4,583	158
Apartment Investment & Management, Cl A REIT	1,080	55
Archstone-Smith Trust REIT	3,135	167
Bank of America	68,948	3,549
Bank of New York	11,660	394
BB&T	8,199	351
Bear Stearns	1,788	233
Boston Properties REIT	1,380	140
Capital One Financial	4,800	351
Charles Schwab	15,589	254
Chicago Mercantile Exchange Holdings	585	257
Chubb	5,943	298
Cincinnati Financial	2,618	122
CIT Group	2,832	128
Citigroup	74,286	3,666
Comerica	2,371	136
Commerce Bancorp#	3,090	103
Compass Bancshares	1,951	113
Countrywide Financial	9,773	330
E*TRADE*	6,443	152
Equity Office Properties Trust REIT#	5,101	189
Equity Residential REIT	4,318	215
Fannie Mae	14,624	770
Federated Investors, Cl B	1,886	63
Fifth Third Bancorp	8,408	331
First Horizon National	1,434	55
Franklin Resources	2,317	228
Freddie Mac	10,681	679
Genworth Financial, Cl A	5,060	174
Golden West Financial	3,948	298
Goldman Sachs	6,528	970
Hartford Financial Services	4,523	388
Huntington Bancshares	3,189	76
Janus Capital Group	3,709	66
JPMorgan Chase	52,276	2,387
KeyCorp	5,812	214
Kimco Realty REIT	2,918	121
Legg Mason#	2,029	185
Lehman Brothers Holdings	8,090	516
Lincoln National	4,153	252
Loews	5,894	227
M&T Bank	1,192	146
Marsh & McLennan	8,301	217
Marshall & Ilsley	3,404	159
MBIA	2,036	126
Mellon Financial	6,248	233
Merrill Lynch	13,960	1,027
MetLife#	11,332	624
MGIC Investment#	1,541	89
Moody’s	3,691	226
Morgan Stanley	16,088	1,058
National City#	7,935	274
North Fork Bancorp	6,685	183
Northern Trust	2,800	157
Plum Creek Timber REIT	2,785	97
PNC Financial Services Group	4,385	310
Principal Financial Group	4,185	223
Progressive	12,341	303
Prologis REIT	3,701	209
Prudential Financial#	7,433	546
Public Storage REIT	1,624	141
Realogy*	3,729	80
Regions Financial	6,604	238
Safeco	1,597	92
Simon Property Group REIT#	2,770	235
SLM	6,507	316
Sovereign Bancorp#	5,686	119
St. Paul Travelers	10,237	449
State Street	5,021	310
SunTrust Banks#	5,408	413
Synovus Financial	4,876	142
T. Rowe Price Group	4,012	177
Torchmark	1,516	94
U.S. Bancorp	26,714	857
UnumProvident#	3,970	75
Vornado Realty Trust REIT#	1,797	190
Wachovia#	24,076	1,315
Washington Mutual	14,301	599

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Wells Fargo	50,256	$1,746
XL Capital, Cl A#	2,355	155
Zions Bancorp	1,603	127

		38,525

Healthcare — 12.1%
Abbott Laboratories	23,059	1,123
Aetna	8,567	319
Allergan	2,306	264
AmerisourceBergen	3,782	167
Amgen*	17,968	1,221
Applied Biosystems Group-Applera	2,796	86
Barr Pharmaceuticals*	1,956	110
Bausch & Lomb	812	39
Baxter International	9,893	439
Becton Dickinson	3,810	266
Biogen Idec*	5,195	229
Biomet	4,082	133
Boston Scientific*	18,617	325
Bristol-Myers Squibb	29,708	646
C.R. Bard	1,565	118
Cardinal Health	6,449	435
Caremark Rx	6,927	401
CIGNA	1,675	189
Coventry Health Care*	2,851	155
Eli Lilly	17,198	962
Express Scripts*	2,448	206
Fisher Scientific*	2,309	181
Forest Laboratories*	5,597	280
Genzyme*	3,933	260
Gilead Sciences*	7,015	445
HCA	6,165	304
Health Management Associates, Cl A	4,231	88
Hospira*	2,909	107
Humana*	2,826	172
IMS Health	3,658	100
Johnson & Johnson	45,244	2,925
King Pharmaceuticals*	4,780	78
Laboratory Corp. of America Holdings*#	1,948	133
Manor Care	1,633	85
McKesson	4,513	229
Medco Health Solutions*	4,558	289
Medimmune*	3,905	108
Medtronic	18,240	855
Merck	32,975	1,337
Millipore*	901	58
Mylan Laboratories#	3,770	77
Patterson*	2,499	77
PerkinElmer	1,913	35
Pfizer	111,890	3,084
Quest Diagnostics	2,717	175
Schering-Plough#	22,685	475
St Jude Medical*	5,636	205
Stryker	4,865	234
Tenet Healthcare*	6,177	49
Thermo Electron*	2,473	97
UnitedHealth Group	20,588	1,070
Waters*	1,965	84
Watson Pharmaceuticals*	1,727	44
WellPoint*	9,565	740
Wyeth Pharmaceuticals	20,471	997
Zimmer Holdings*	4,067	277

		23,587

Industrials — 9.8%
3M	11,391	817
Allied Waste Industries*	1,827	19
American Power Conversion	2,563	45
American Standard	2,673	112
Avery Dennison	1,549	96
Boeing	12,081	905
Burlington Northern Santa Fe	5,510	369
Caterpillar	10,048	667
Cintas	2,205	82
Cooper Industries, Cl A#	1,396	114
CSX	6,356	192
Cummins#	578	66
Danaher#	3,639	241
Deere	3,387	264
Dover	3,081	150
Eaton	2,269	151
Emerson Electric	6,201	509
Equifax	2,100	67
FedEx	4,610	466
Fluor	1,323	114
General Dynamics	6,245	422
General Electric	157,105	5,351
Goodrich	1,872	73
Honeywell International	12,509	484
Illinois Tool Works	6,257	275
Ingersoll-Rand, Cl A	4,570	174
ITT Industries	2,949	144
L-3 Communications Holdings	2,005	151
Lockheed Martin	5,351	442
Masco	5,841	160
Monster Worldwide*	1,939	79
Navistar*	727	17
Norfolk Southern	6,265	268
Northrop Grumman	4,974	332
PACCAR	3,778	207
Pall	1,886	51
Parker Hannifin	1,818	135
Pitney Bowes	3,354	146
Raytheon	6,595	311
Robert Half	2,596	80
Rockwell Automation	2,682	151
Rockwell Collins	2,585	135
RR Donnelley & Sons	2,903	94
Ryder System	461	23
Southwest Airlines	10,671	185
Textron	1,915	161
Tyco International	30,770	805
Union Pacific	3,941	317
United Parcel Service, Cl B#	16,388	1,148
United Technologies	15,180	952
W.W. Grainger	1,153	77
Waste Management	8,236	282

		19,078

Information Technology — 13.9%
ADC Telecommunications*	1,771	24
Adobe Systems*	9,520	309
Advanced Micro Devices*	7,314	183
Affiliated Computer Services, Cl A*#	2,045	105

Allegiant S&P 500® Index Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Agilent Technologies*	6,433	$207
Altera*	5,428	110
Analog Devices	5,457	167
Andrew*	1,714	16
Apple Computer*	12,850	872
Applied Materials	23,627	399
Autodesk*	3,501	122
Automatic Data Processing	8,708	411
Avaya*	6,210	65
BMC Software*	3,215	86
Broadcom, Cl A*	6,994	206
CA#	6,894	163
Ciena*	8,879	35
Cisco Systems*	93,294	2,052
Citrix Systems*	3,238	99
Computer Sciences*	2,417	115
Compuware*	5,701	43
Comverse Technology*	3,052	64
Convergys*	2,117	44
Corning*	23,532	523
Dell*	34,603	780
eBay*	17,804	496
Electronic Arts*	4,795	244
Electronic Data Systems	7,057	168
EMC*	35,725	416
First Data	11,828	508
Fiserv*	2,930	129
Freescale Semiconductor*	6,131	190
Google, Cl A*	3,179	1,203
Hewlett-Packard	42,146	1,541
Intel#	87,887	1,717
International Business Machines	23,664	1,916
Intuit*	5,315	161
Jabil Circuit	2,847	76
JDS Uniphase*	25,456	58
Juniper Networks Inc*	8,548	125
KLA-Tencor	3,008	132
Lexmark International, Cl A*	1,903	107
Linear Technology	4,587	156
LSI Logic*	5,994	48
Lucent Technologies*	67,685	158
Maxim Integrated Products	4,940	144
Micron Technology*	10,061	174
Microsoft	134,177	3,447
Molex	2,145	78
Motorola	37,317	872
National Semiconductor#	5,101	124
NCR*	2,750	96
Network Appliance*	6,078	208
Novell*	5,122	34
Novellus Systems*	1,922	54
NVIDIA*	6,234	181
Oracle*#	59,206	927
Parametric Technology*	1,683	27
Paychex	5,049	181
PMC-Sierra*	3,120	21
QLogic*	3,599	66
Qualcomm	25,324	954
Sabre Holdings, Cl A	1,449	32
SanDisk*#	3,191	188
Sanmina*	4,025	14
Solectron*	9,525	30
Sun Microsystems*	52,846	264
Symantec*	16,004	298
Symbol Technologies	3,834	46
Tektronix	1,264	36
Tellabs*	6,770	69
Teradyne*	2,995	42
Texas Instruments	23,540	767
Unisys*	2,591	14
VeriSign*	4,053	82
Xerox*	15,004	222
Xilinx	5,190	119
Yahoo!*	19,374	558

		27,118

Materials — 2.6%
Air Products & Chemicals	3,387	225
Alcoa	12,890	369
Allegheny Technologies	1,318	76
Ashland#	701	44
Ball#	2,185	88
Bemis	1,107	36
Dow Chemical	14,484	552
E.I. duPont de Nemours	13,906	556
Eastman Chemical	887	47
Ecolab	3,101	138
Freeport-McMoRan Copper & Gold, Cl B#	2,847	166
Hercules*	1,717	27
International Flavors & Fragrances	1,194	47
International Paper#	6,780	236
Louisiana-Pacific	844	17
MeadWestvaco	1,969	50
Monsanto	8,176	388
Newmont Mining	6,782	348
Nucor	4,568	223
Pactiv*	2,133	57
Phelps Dodge#	2,995	268
PPG Industries	2,419	153
Praxair	4,882	280
Rohm & Haas	2,040	90
Sealed Air	1,233	64
Sigma-Aldrich	1,147	83
Temple-Inland#	1,379	61
United States Steel	1,208	70
Vulcan Materials	1,520	119
Weyerhaeuser	3,431	213

		5,091

Telecommunication Services — 3.1%
Alltel	5,879	319
AT&T	58,707	1,827
BellSouth	27,102	1,104
CenturyTel#	1,448	58
Citizens Communications	3,640	50
Embarq	1,964	93
Qwest Communications*	21,501	189
Sprint Nextel	45,009	762
Verizon Communications	43,938	1,546
Windstream	6,025	79

		6,027

Utilities — 3.0%
AES*	9,946	211
Allegheny Energy*	2,468	103

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
Ameren	2,843	$152
American Electric Power	5,546	202
CenterPoint Energy#	3,639	53
CMS Energy*	1,983	29
Consolidated Edison International	3,297	152
Constellation Energy Group	2,536	152
Dominion Resources	5,211	416
DTE Energy	2,231	93
Duke Energy	18,185	546
Dynegy, Cl A*	2,788	17
Edison	4,923	215
Entergy	3,006	233
Exelon	10,100	616
FirstEnergy	4,842	276
FPL Group#	5,959	265
KeySpan	1,949	80
Nicor#	335	15
NiSource	3,107	66
Peoples Energy	290	12
PG&E	4,893	205
Pinnacle West Capital	1,071	49
PPL	4,995	175
Progress Energy#	3,214	142
Progress Energy CVO*(A) (B)	2,575	–
Public Service Enterprise Group	3,728	261
Sempra Energy	3,694	184
Southern	11,046	379
TECO Energy#	2,863	45
TXU	6,986	463
Xcel Energy	5,036	105

		5,912

Total Common Stocks (Cost $136,083)		178,232

EXCHANGE TRADED FUNDS — 2.3%
iShares S&P 500 Index Fund#	15,700	2,055
S&P Depository Receipt, Trust Series 1#	17,820	2,329

Total Exchange Traded Funds (Cost $4,292)		4,384

RIGHTS — 0.0%
Information Technology — 0.0%
Seagate*(A) (B)	5,934	—

(Cost $ – )

	Par (000)
COMMERCIAL PAPER† — 2.0%
FCAR Owner Trust
5.270%, 09/21/06	$4,000	3,988

(Cost $3,988)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 4.1%
Allegiant Advantage Institutional Money Market Fund, Class I††	8,036,363	8,036

(Cost $8,036)
Total Investments Before Collateral for Loaned Securities – 99.7% (Cost $152,399)		194,640

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — 10.0%
Repurchase Agreements — 10.0%
Bank of America
5.360%, 09/01/06	$4,577	4,577
Bear Stearns
5.363%, 09/01/06	10,000	10,000
5.413%, 09/01/06	5,000	5,000

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $19,577)		19,577

TOTAL INVESTMENTS — 109.7% (Cost $171,976)**		214,217

Other Assets & Liabilities – (9.7)%		(18,969)

TOTAL NET ASSETS — 100.0%		$195,248

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $175,922.

Gross unrealized appreciation (000)	$43,792
Gross unrealized depreciation (000)	(5,497)

Net unrealized appreciation (000)	$38,295

†	The rate shown is the effective yield at purchase date.

††	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $18,944.

(A)	Illiquid Security

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.

Cl — Class

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	39	$12,730	09/15/06	$104

Cash in the amount of $614,250 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Small Cap Core Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 94.2%
Consumer Discretionary — 16.9%
Ambassadors Group	157,000	$4,416
Bluegreen*#	264,000	3,023
Dixie Group*	63,130	893
Genesco*#	101,000	2,775
Jos A Bank Clothiers*#	54,250	1,298
Movado Group	102,000	2,294
Penn National Gaming*#	192,900	6,389
Steiner Leisure*	140,300	5,399
Strayer Education#	63,250	6,667
Thor Industries	104,500	4,408

		37,562

Consumer Staples — 1.9%
Elizabeth Arden*	132,000	1,918
USANA Health Sciences*#	51,000	2,283

		4,201

Energy — 8.6%
Alliance Resource Partners LP#	77,600	2,847
Encore Acquisition*#	123,450	3,339
Energy Partners*#	156,000	3,892
Oil States International*#	164,000	5,242
OMI#	172,700	3,889

		19,209

Financials — 25.5%
Affiliated Managers Group*#	45,000	4,164
AmerUs Group#	46,900	3,180
Corus Bankshares#	162,000	3,533
Eaton Vance#	102,500	2,726
First Marblehead#	129,030	6,774
IndyMac Bancorp	108,000	4,223
Lazard, Cl A#	80,500	3,031
Philadelphia Consolidated Holding*	121,500	4,393
Portfolio Recovery Associates*#	154,400	6,133
Safety Insurance Group#	129,000	6,633
Southwest Bancorp	153,000	4,062
United Fire & Casualty#	123,300	3,450
Wilshire Bancorp#	222,800	4,329

		56,631

Healthcare — 5.4%
Biosite*	86,500	3,806
Pharmaceutical Product Development	212,800	8,112

		11,918

Industrials — 16.1%
Esterline Technologies*#	150,800	5,283
FirstService*	169,100	4,104
Forward Air	125,378	4,030
Greenbrier#	96,500	2,681
Marten Transport*	201,250	3,353
Old Dominion Freight Line*	112,200	3,581
Oshkosh Truck, Cl B	90,500	4,679
Simpson Manufacturing#	144,400	3,805
Universal Forest Products#	87,500	4,266

		35,782

Information Technology — 18.8%
ANSYS*#	84,700	3,959
Comtech Telecommunications*#	91,000	2,978
Cryptologic#	191,500	5,015
Digital River*	145,500	7,063
j2 Global Communications*#	237,000	5,956
Kronos*	171,300	5,228
Rofin-Sinar Technologies*	77,500	4,244
Trimble Navigation*	148,200	7,257

		41,700

Materials — 1.0%
Scotts Miracle-Gro	53,500	2,296

Total Common Stocks (Cost $190,514)		209,299

AFFILIATED MONEY MARKET FUND — 5.7%
Allegiant Money Market Fund, Class I†	12,715,148	12,715

(Cost $12,715)
Total Investments Before Collateral for Loaned Securities – 99.9%
(Cost $203,229)		222,014

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 37.7%
Master Notes — 10.1%
Bank of America
5.383%, 09/01/06	$10,000	10,000
Bear Stearns
5.463%, 09/06/06	5,000	5,000
JPMorgan Securities
5.393%, 09/15/06	7,500	7,500

		22,500

Medium Term Notes — 4.5%
First Tennessee Bank
5.339%, 04/18/07(A)	5,000	5,002
Natexis Banque NY
5.375%, 05/08/07(A)	5,000	5,000

		10,002

Repurchase Agreements — 23.1%
Bank of America
5.360%, 09/01/06	6,259	6,259
Bear Stearns
5.363%, 09/01/06	35,000	35,000
5.413%, 09/01/06	10,000	10,000

		51,259

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $83,761)		83,761

Value (000)
TOTAL INVESTMENTS — 137.6% (Cost $286,990)**	$305,775

Other Assets & Liabilities – (37.6)%	(83,477)

TOTAL NET ASSETS — 100.0%	$222,298

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $287,143.

Gross unrealized appreciation (000)	$29,054
Gross unrealized depreciation (000)	(10,422)

Net unrealized appreciation (000)	$18,632

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $80,582.

(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

Cl — Class

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell 2000® Index	21	$7,578	09/15/06	$275

Cash in the amount of $283,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 100.5%
Consumer Discretionary — 12.3%
Ambassadors Group	5,961	$168
Asbury Automotive Group	12,900	264
Avatar Holdings*#	3,000	165
Brown Shoe	13,600	435
Christopher & Banks	13,400	326
DSW, Cl A*#	13,100	367
Gymboree*	11,100	372
Hibbett Sporting Goods*	5,690	140
Jackson Hewitt Tax Service	17,400	550
LKQ*	5,800	121
Movado Group	5,500	124
Oakley	9,200	151
PetMed Express*	15,700	196
Quiksilver*	18,720	262
Sonic*	7,400	162
Steiner Leisure*	9,600	369
Zumiez*#	12,700	283

		4,455

Consumer Staples — 3.4%
Flowers Foods	9,300	253
Hain Celestial Group*#	17,300	407
Lance	15,500	354
Performance Food Group*#	8,100	199

		1,213

Energy — 8.4%
Acergy, ADR*	31,300	557
Frontier Oil	12,780	418
Holly	6,900	316
Lufkin Industries	3,800	239
RPC#	9,800	200
Universal Compression Holdings*	9,100	495
Veritas DGC*	9,500	566
W-H Energy Services*	5,200	263

		3,054

Financials — 9.7%
Advanta, Cl B	10,800	366
Capital Trust REIT	6,900	271
Cascade Bancorp#	12,200	433
City Bank	3,400	173
Glenborough Realty Trust REIT	18,100	467
Investment Technology Group*	6,800	314
Selective Insurance Group#	7,760	404
Sterling Bancshares	11,800	245
Tower Group#	15,200	443
Virginia Commerce Bancorp*#	9,550	212
Washington Real Estate Investment Trust REIT	4,700	191

		3,519

Healthcare — 18.8%
AMN Healthcare Services*	11,700	281
CNS	8,800	248
Digene*	9,000	375
Haemonetics*	4,190	195
HealthExtras*	9,100	280
Healthways*	2,700	139
Illumina*	14,700	495
Immucor*	25,575	531
inVentiv Health*	19,300	601
Kendle International*	3,800	100
Lifecell*#	11,800	356
OSI Pharmaceuticals*#	16,200	604
Parexel International*	17,900	593
Per-Se Technologies*	11,500	262
Psychiatric Solutions*	10,380	332
Valeant Pharmaceuticals International	7,100	140
Ventana Medical Systems*	9,870	460
Viasys Healthcare*	13,600	361
WellCare Health Plans*	7,700	432

		6,785

Industrials — 16.1%
Advisory Board*	5,400	274
American Reprographics*	3,600	110
Comfort Systems USA	28,500	371
Ennis	14,700	304
Forward Air	5,300	170
Gardner Denver*	5,500	198
Genesee & Wyoming, Cl A*	16,500	411
Genlyte Group*	5,300	347
Heartland Express	17,013	274
IDEX	6,220	261
Kansas City Southern*	15,790	416
Kaydon	9,900	377
Kenexa*	6,700	171
Kforce*	16,300	201
Labor Ready*#	12,120	208
Landstar System	5,870	251
Regal-Beloit	12,200	526
Rush Enterprises, Cl A*	12,906	226
Waste Connections*#	5,380	198
Watson Wyatt Worldwide, Cl A	13,700	543

		5,837

Information Technology — 21.2%
Anaren*	9,600	217
ANSYS*#	10,080	471
aQuantive*#	6,790	168
CACI International, Cl A*	4,860	258
CommScope*	4,100	120
CSG Systems International*	4,200	113
Cybersource*	18,400	202
Daktronics	16,500	344
Digital Insight*	9,500	247
Diodes*	4,600	172
DSP Group*	7,700	188
eCollege.com*	19,200	239
Forrester Research*	14,300	422
Global Imaging Systems*	19,000	417
Informatica*#	23,840	349
InterDigital Communications*	10,000	332
j2 Global Communications*	10,300	259
Microsemi*#	12,200	339
MPS Group*	30,100	423
Open Solutions*	7,000	207
Rofin-Sinar Technologies*	2,300	126
SYNNEX*	20,100	447
Transaction Systems Architects*	12,100	401
Trident Microsystems Inc*#	17,000	351
Wright Express*#	17,300	465

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Zoran*	23,000	$410

		7,687
Materials — 5.5%
AEP Industries*	9,200	403
Airgas	10,600	380
Deltic Timber	3,784	180
Myers Industries	14,500	238
Rockwood Holdings*	17,800	373
Silgan Holdings	5,340	189
Steel Dynamics	4,100	216

		1,979

Telecommunication Services — 2.5%
iPCS*	7,600	394
SBA Communications, Cl A*	19,500	502

		896

Utilities — 2.6%
Avista	23,100	560
Idacorp#	10,200	392

		952

Total Common Stocks
(Cost $33,999)		36,377

AFFILIATED MONEY MARKET FUND — 0.4%
Allegiant Money Market Fund, Class I†	135,933	136

(Cost $136)
Total Investments Before Collateral for Loaned Securities – 100.9%
(Cost $34,135)		36,513

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 17.5%
Repurchase Agreements — 17.5%
Bank of America
5.360%, 09/01/06	$1,332	1,332
Bear Stearns
5.413%, 09/01/06	5,000	5,000

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $6,332)		6,332

TOTAL INVESTMENTS — 118.4%
(Cost $40,467)**		42,845

Other Assets & Liabilities – (18.4)%		(6,645)

TOTAL NET ASSETS — 100.0%		$36,200

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $40,510.

Gross unrealized appreciation (000)	$4,134
Gross unrealized depreciation (000)	(1,799)

Net unrealized appreciation (000)	$2,335

See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $5,970.

ADR	— American Depository Receipt

Cl	— Class

REIT	— Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED EQUITY FUNDS — 80.1%
Allegiant International Equity Fund, Class I	78,182	$1,131
Allegiant Large Cap Growth Fund, Class I	180,132	3,522
Allegiant Large Cap Value Fund, Class I	185,794	3,643

Total Affiliated Equity Funds
(Cost $7,529)		8,296

AFFILIATED FIXED INCOME FUND — 16.9%
Allegiant Bond Fund, Class I	177,123	1,748

(Cost $1,803)
AFFILIATED MONEY MARKET FUND — 2.9%
Allegiant Money Market Fund, Class I	296,927	297

(Cost $297)
TOTAL INVESTMENTS — 99.9%
(Cost $9,629)*		10,341

Other Assets & Liabilities – 0.1%		10

TOTAL NET ASSETS — 100.0%		$10,351

*	Aggregate cost for Federal income tax purposes is (000) $9,632.

Gross unrealized appreciation (000)	$764
Gross unrealized depreciation (000)	(55)

Net unrealized appreciation (000)	$709

See Notes to Schedules of Investments.

Allegiant Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
U.S. COMMON STOCKS — 45.2%
Consumer Discretionary — 5.8%
CBS, Cl B#	21,950	$627
Clear Channel Communications	3,313	96
Coach*	20,400	616
Comcast, Cl A*	22,929	802
Dow Jones	17,510	631
eBay*	13,940	388
Johnson Controls	7,650	550
MGM Grand*	20,067	716
Nike, Cl B	9,660	780
Nordstrom#	14,500	542
Office Depot*#	6,358	234
Starbucks*	29,460	913
Starwood Hotels & Resorts Worldwide	16,780	894
Time Warner	54,080	899
Tribune#	7,423	232

		8,920

Consumer Staples — 4.4%
Bunge#	12,360	696
Coca-Cola	18,740	840
Coca-Cola Enterprises	24,979	557
Colgate-Palmolive	10,260	614
Dean Foods*	19,926	789
General Mills	3,487	189
Kraft Foods#	21,565	731
PepsiCo	11,290	737
Procter & Gamble	10,770	667
UST	7,257	384
Wal-Mart Stores	13,260	593

		6,797

Energy — 3.4%
Chevron	19,210	1,237
ExxonMobil	25,040	1,695
Halliburton#	21,614	705
TransOcean*	9,870	659
Weatherford International*	20,650	888

		5,184

Financials — 9.3%
American International Group	31,036	1,981
AON	24,408	844
Bank of America	29,440	1,515
Chubb	6,510	327
Citigroup	48,160	2,377
Everest Re Group	2,840	267
Fannie Mae	9,430	496
Goldman Sachs	7,450	1,107
JPMorgan Chase	28,910	1,320
Marsh & McLennan	19,878	520
Morgan Stanley	17,574	1,156
Prudential Financial	13,210	970
St. Paul Travelers	7,953	349
U.S. Bancorp	18,650	598
Wells Fargo	12,590	438

		14,265

Health Care — 5.5%
Abbott Laboratories	16,710	814
Amgen*	11,230	763
Bristol-Myers Squibb	10,340	225
Cardinal Health	12,670	854
Cephalon*#	9,040	515
Genentech*#	8,220	678
Genzyme*	11,160	739
Johnson & Johnson	21,340	1,380
Medtronic	15,420	723
Pfizer	42,690	1,177
Schering-Plough	11,580	243
St Jude Medical*	10,750	391

		8,502

Industrials — 4.1%
Danaher#	11,350	752
FedEx	5,070	512
General Dynamics	4,370	295
General Electric	59,829	2,038
Lockheed Martin	1,600	132
Norfolk Southern	14,580	623
Northrop Grumman	2,032	136
Tyco International	11,290	295
Union Pacific	3,500	281
United Parcel Service, Cl B	2,680	188
United Technologies	15,700	985

		6,237

Information Technology — 7.8%
Amdocs*	20,670	784
Apple Computer*	10,530	715
Applied Materials	11,840	200
Cisco Systems*	47,390	1,042
Corning*	29,240	650
First Data	14,890	640
Google, Cl A*	2,375	899
Lexmark International, Cl A*	3,180	178
Linear Technology	19,930	678
Microchip Technology	25,350	866
Micron Technology*	13,681	236
Microsoft	68,180	1,752
Motorola	42,630	997
Sun Microsystems*	185,447	925
Xilinx	25,580	585
Yahoo!*	29,320	845

		11,992

Materials — 1.8%
E.I. duPont de Nemours	10,610	424
Ecolab	13,750	613
Freeport-McMoRan Copper & Gold, Cl B	3,561	207
Praxair	17,752	1,019
Smurfit-Stone Container*	39,830	454

		2,717

Telecommunication Services — 2.0%
American Tower, Cl A*	22,750	816
AT&T	26,960	839
BellSouth	8,660	353
NII Holdings*	10,150	542
Verizon Communications	12,970	456

		3,006

Utilities — 1.1%
AES*	19,900	423

Allegiant Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
U.S. COMMON STOCKS — continued
Utilities — continued
DPL#	15,890	$442
Exelon	5,350	326
Mirant*	2,604	75
TXU	5,907	391

		1,657

Total U.S. Common Stocks (Cost $56,843)		69,277

FOREIGN COMMON STOCKS — 7.0%
Australia — 0.2%
BHP Billiton, ADR (Materials)	3,590	151
Cochlear (Healthcare)	1,375	53
Woolworths (Consumer Staples)	3,500	55
WorleyParsons (Energy)	2,900	40

		299

Austria — 0.0%
Telekom Austria (Telecommunication Services)	1,655	41

Belgium — 0.1%
Fortis (Financials)	1,865	73
KBC Groep NV (Financials)	550	59

		132

Brazil — 0.1%
Companhia Vale do Rio Doce, ADR (Materials)#	2,680	57
Gol Linhas Aereas Inteligentes SA, ADR (Industrials)#	1,790	63
Petroleo Brasileiro SA-Petrobras, ADR (Energy)	550	49

		169

Canada — 0.3%
Cameco (Energy)	1,405	58
Canadian Natural Resources (Energy)	6,771	356
Trican Well Service (Energy)	1,630	33

		447

Denmark — 0.0%
Vestas Wind Systems A/S (Industrials)*	1,975	55

Egypt — 0.0%
Vodafone Egypt Telecommunications SAE (Telecommunication Services) (A)	3,100	46

France — 0.5%
Air Liquide (Materials)	200	42
Alcatel SA, ADR (Information Technology)	37,985	476
Iliad SA (Information Technology)	324	27
Neopost (Information Technology)	450	53
Sanofi-Aventis, ADR (Healthcare)	2,725	122

		720

Germany — 0.6%
Adidas-Salomon (Consumer Discretionary)	1,310	62
Bijou Brigitte AG (Consumer Discretionary)	365	93
Commerzbank (Financials)	2,360	83
Rational (Consumer Discretionary)	370	67
SAP, ADR (Information Technology)#	12,210	583

		888

Greece — 0.1%
IRF European Finance Investments (Financials)*	32,267	174

Hong Kong — 0.3%
Espirit Holdings (Consumer Discretionary)	7,200	60
Focus Media Holding, ADR (Consumer Discretionary)*	1,310	77
FUJI Food and Catering Services Holdings (Consumer Discretionary)	24,780	39
Guangzhou R&F Properties, Cl H (Financials)	6,955	35
Li & Fung (Consumer Discretionary)	30,320	72
Li Ning (Consumer Discretionary)	40,000	44
Zijin Mining Group, Cl H (Materials)	265,100	125

		452

India — 0.1%
Bajaj Hindusthan (Industrials)	3,840	25
Bharti Tele-Ventures (Telecommunication Services)*	7,885	69

		94

Ireland — 0.1%
FBD Holdings PLC (Financials)	1,190	59
Kingspan Group PLC (Industrials)	3,490	63

		122

Israel — 0.0%
Nice Systems, ADR (Information Technology)*	2,485	62

Italy — 0.1%
Azimut Holding (Financials)	3,010	33
Banca Italease (Financials)	1,600	77

		110

Japan — 1.3%
Aeon (Consumer Staples)	2,600	65
Daiwa Securities Group (Financials)	3,900	47
Denso (Consumer Discretionary)	1,800	63
Honeys (Consumer Discretionary)	768	40
Hoya (Information Technology)	1,380	50
MISUMI Group (Industrials)	2,400	44
Mitsubishi UFJ Financial Group, ADR (Financials)	15,050	204
Nitto Denko (Materials)	1,210	87
ORIX (Financials)	290	77
Secom (Industrials)	1,150	57
Shiseido (Consumer Staples)	2,150	43
Sony, ADR (Consumer Discretionary)	11,920	517
Sparx Asset Management (Financials)	60	59
Sumitomo Realty & Development (Financials)	3,900	115
Takeda Pharmaceutical (Healthcare)	2,425	161
Takeuchi Manufacturing (Industrials)	780	38
Tokuyama (Materials)	5,250	73
Tokyu Land (Financials)	7,850	69
Toray Industries (Materials)	4,500	36
Toyota Motor, ADR (Consumer Discretionary)	345	37
Yamada Denki (Consumer Discretionary)	470	50

		1,932

Malaysia — 0.0%
Resorts World BHD (Consumer Discretionary) (A)	11,600	38

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Mexico — 0.1%
America Movil SA de CV, ADR (Telecommunication Services)	3,725	$139

Netherlands — 0.1%
Crucell NV (Healthcare)*	1,800	38
Fugro NV (Energy)	1,200	53
TomTom (Information Technology)*	1,265	52

		143

Norway — 0.1%
Orkla (Industrials)	1,150	56
SeaDrill (Energy)*	4,635	59
Statoil ASA, ADR (Energy)	4,135	112

		227

Singapore — 0.3%
Chartered Semiconductor Manufacturing, ADR
(Information Technology)*#	4,165	34
Keppel (Industrials) (A)	8,635	82
OSIM International (Consumer Discretionary)(A)	48,000	54
Raffles Education (Consumer Discretionary) (A)	70,445	117
Singapore Exchange (Financials) (A)	40,250	102
STATS ChipPAC, ADR (Information Technology)*#	11,179	71

		460

South Africa — 0.1%
Aspen Pharmacare Holdings (Healthcare)	10,935	51
Sasol, ADR (Energy)#	1,720	60

		111

South Korea — 0.0%
Kookmin Bank, ADR (Financials)	860	69

Spain — 0.1%
Inditex SA (Consumer Discretionary)	1,600	72
Red Electrica de Espana (Utilities)	2,335	90

		162

Sweden — 0.1%
Modern Times Group AB, Cl B (Consumer Discretionary)	1,880	98
Telefonaktiebolaget LM Ericsson, ADR (Information Technology)#	2,365	79

		177

Switzerland — 0.5%
ABB, ADR (Industrials)	7,400	99
Actelion (Healthcare)*	350	47
Nestle (Consumer Staples)	564	194
Nobel Biocare Holding (Healthcare)	183	45
Novartis, ADR (Healthcare)	1,145	65
Roche Holdings (Healthcare)	1,565	289
SGS SA (Industrials)	41	37

		776

United Kingdom — 1.8%
Amvescap PLC, ADR (Financials)	28,741	600
AstraZeneca PLC, ADR (Healthcare)	1,240	81
BAE Systems, ADR (Industrials)	2,400	68
BG Group (Energy)	7,425	97
BP PLC, ADR (Energy)	4,340	295
GlaxoSmithKline PLC, ADR (Healthcare)	15,615	887
ICAP PLC (Financials)	6,050	53
Imperial Tobacco Group PLC (Consumer Staples)	1,765	61
Man Group PLC (Financials)	11,520	93
Metro International SA, Cl A (Consumer Discretionary)*(B)	295	—
Metro International SA, Cl B (Consumer Discretionary)*	590	1
Michael Page International PLC (Industrials)	9,640	63
Pennon Group PLC (Utilities)	4,983	44
Reckitt Benckiser PLC (Consumer Staples)	2,105	87
Rio Tinto PLC, ADR (Materials)#	320	65
SABMiller (Consumer Staples)	4,710	93
Scottish & Southern Energy (Utilities)	3,200	73
Standard Chartered PLC (Financials)	1,520	38
Tesco PLC (Consumer Staples)	5,490	40

		2,739

Total Foreign Common Stocks (Cost $8,514)		10,784

EXCHANGE TRADED FUNDS — 13.8%
iShares FTSE/Xinhua China 25 Index Fund#	19,390	1,536
iShares MSCI Brazil Index Fund#	19,890	779
iShares MSCI EAFE Value Index Fund	118,200	7,724
iShares MSCI Emerging Markets Index Fund#	15,080	1,472
iShares MSCI South Korea Index Fund	16,200	743
S&P Depository Receipt, Trust Series 1#	67,900	8,875

Total Exchange Traded Funds (Cost $19,826)		21,129

	Par (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 11.2%
Federal National Mortgage Association — 10.8%
Federal National Mortgage Association
7.000%, 06/01/31	$16	17
7.000%, 01/01/33	80	82
7.000%, 10/01/33	18	19
6.500%, 09/01/36 (TBA)	1,400	1,421
6.000%, 09/01/32	54	55
6.000%, 09/01/36 (TBA)	3,730	3,735
5.500%, 02/01/32	227	224
5.500%, 07/01/33	24	24
5.500%, 12/01/33	357	352
5.500%, 05/01/35	232	227
5.500%, 12/01/35	73	71
5.500%, 09/01/36 (TBA)	5,570	5,467
5.467%, 01/01/36(C)	1,054	1,051
5.000%, 06/01/20	724	709
5.000%, 07/01/20	211	206
5.000%, 09/01/33	56	54
5.000%, 10/01/33	114	110
5.000%, 11/01/33	598	575
5.000%, 08/01/35	54	52
5.000%, 10/01/35	577	553
5.000%, 11/01/35	556	533

Allegiant Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
5.000%, 12/01/35	$487	$467
4.500%, 09/01/35	622	579

		16,583

Government National Mortgage Association — 0.4%
Government National Mortgage Association
7.500%, 11/15/29	1	1
6.500%, 09/15/28	22	23
6.500%, 07/15/32	44	45
6.500%, 10/15/33	24	25
6.000%, 08/15/32	27	27
6.000%, 02/15/33	121	122
6.000%, 11/15/33	44	45
6.000%, 06/15/35	279	282

		570

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $17,197)		17,153

U.S. TREASURY OBLIGATIONS — 11.5%
U.S. Treasury Bonds — 1.8%
6.250%, 08/15/23	2,340	2,684
5.375%, 02/15/31	25	27

		2,711

U.S. Treasury Notes — 9.7%
4.875%, 05/31/08#	3,740	3,743
4.875%, 07/31/11	6,740	6,792
4.750%, 05/15/14	885	886
3.500%, 11/15/06	460	459
3.250%, 08/15/08#	3,035	2,951

		14,831

Total U.S. Treasury Obligations
(Cost $17,411)		17,542

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Federal Farm Credit Bank — 1.3%
Federal Farm Credit Bank (FRN)
5.297%, 03/01/07†	2,000	2,001

Federal Home Loan Bank — 0.6%
Federal Home Loan Bank
5.110%, 09/13/06 (DN) (D)	1,000	998

Federal National Mortgage Association — 0.7%
Federal National Mortgage Association
5.100%, 09/13/06 (DN) (D)	1,000	998

Total U.S. Government Agency Obligations
(Cost $3,997)		3,997

CORPORATE BONDS — 3.4%
Cable — 0.1%
Comcast Cable
8.375%, 03/15/13	100	114

Financials — 2.1%
Bank of America
7.800%, 09/15/16	200	233
Citigroup
7.250%, 10/01/10	560	601
General Electric Capital, Cl A
5.450%, 01/15/13	200	202
Goldman Sachs
6.450%, 05/01/36	140	142
HSBC Finance
6.750%, 05/15/11	320	338
6.375%, 10/15/11	120	125
HSBC Holdings
6.500%, 05/02/36	100	106
International Lease Finance
5.000%, 04/15/10	125	123
JPMorgan Chase
5.125%, 09/15/14	250	244
Kaupthing Bank
7.125%, 05/19/16(E)	100	103
KeyBank
5.800%, 07/01/14	100	102
Lehman Brothers Holdings (MTN)
5.750%, 05/17/13	100	101
MUFG Capital Finance 1
6.346%, 07/25/16(C)	100	100
Residential Capital
6.375%, 06/30/10	130	131
6.500%, 04/17/13	25	25
UBS Preferred Funding Trust V
6.243%, 05/15/16(C)	75	77
USB Capital IX
6.189%, 04/15/11(C)	85	85
Wachovia Capital Trust III
5.800%, 08/29/49#(C)	125	125
Wells Fargo
4.950%, 10/16/13	225	219

		3,182

Healthcare — 0.1%
WellPoint
5.250%, 01/15/16	150	146

Insurance — 0.4%
American General Finance (MTN)
3.875%, 10/01/09	275	265
Assurant
6.750%, 02/15/34	120	124
Protective Life Secured Trust
4.850%, 08/16/10	150	148
W.R. Berkley
6.150%, 08/15/19	100	99

		636

Real Estate Investment Trusts — 0.1%
iStar Financial
5.875%, 03/15/16	175	173

Telecommunications — 0.2%
GTE
6.940%, 04/15/28	225	228
Telecom Italia Capital SA
5.250%, 11/15/13	155	148

		376

	Par (000)	Value (000)
CORPORATE BONDS — continued
Transportation — 0.1%
Canadian National Railway
6.200%, 06/01/36	$75	$79

Utilities — 0.3%
AEP Texas Central
6.650%, 02/15/33	90	95
MidAmerican Energy Holdings
6.125%, 04/01/36(E)	200	198
Tampa Electric
6.550%, 05/15/36	115	121
Xcel Energy
6.500%, 07/01/36	45	47

		461

Total Corporate Bonds
(Cost $5,243)		5,167

ASSET BACKED SECURITIES — 3.3%
Automotive — 0.3%
Honda Auto Receivables Owner Trust,
Series 2005-4, Cl A3
4.460%, 05/21/09	500	495

Credit Cards — 2.2%
Bank One Issuance Trust, Series 2004-A4, Cl A4
5.370%, 02/16/10(C)	800	801
Chase Credit Card Master Trust,
Series 2004-1, Cl A
5.360%, 05/15/09(C)	870	871
Citibank Credit Card Issuance Trust,
Series 2006-A5, Cl A5
5.300%, 05/20/11	870	874
MBNA Credit Card Master Note Trust,
Series 2002-A4, Cl A4
5.440%, 08/17/09(C)	800	801

		3,347

Mortgage Related — 0.4%
Chase Funding Mortgage Loan,
Series 2003-6, Cl 1A4
4.499%, 08/25/30	570	553

Utilities — 0.4%
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	565	626

Total Asset Backed Securities
(Cost $4,977)		5,021

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	600	576
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Cl A4
5.400%, 07/15/44(C)	875	865
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40(C)	730	717
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,228
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	645

Total Collateralized Mortgage Obligations
(Cost $4,046)		4,031

COMMERCIAL PAPER† — 2.6%
Clipper Receivables
5.250%, 09/13/06	700	699
DaimlerChrysler Revolving Auto Conduit
5.260%, 09/11/06	500	499
Greyhawk Funding LLC
5.260%, 09/12/06	750	749
Kitty Hawk Funding
5.260%, 09/12/06	700	699
Liberty Street Funding
5.260%, 09/11/06	700	699
Park Avenue Receivables
5.260%, 09/12/06	700	699

Total Commercial Paper
(Cost $4,044)		4,044

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.6%
Allegiant Advantage Institutional Money Market Fund, Class I††	5,504,807	5,505

(Cost $5,505)
Total Investments Before Collateral for Loaned Securities – 106.8%
(Cost $147,603)		163,650

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 21.0%
Master Notes — 4.9%
Bank of America
5.383%, 09/01/06	$2,500	2,500
Bear Stearns
5.463%, 09/06/06	2,500	2,500
JPMorgan Securities
5.393%, 09/15/06	2,500	2,500

		7,500

Repurchase Agreements — 16.0%
Bank of America
5.360%, 09/01/06	3,595	3,595
Bear Stearns
5.363%, 09/01/06	5,000	5,000
5.413%, 09/01/06	15,000	15,000
Lehman Brothers
5.363%, 09/01/06	1,000	1,000

		24,595

Allegiant Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Non-Registered Investment Company — 0.1%
BlackRock Institutional Money Market Trust	140	$140

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $32,235)		32,235

TOTAL INVESTMENTS — 127.8%
(Cost $179,838)**		195,885

Other Assets & Liabilities – (27.8)%		(42,601)

TOTAL NET ASSETS — 100.0%		$153,284

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $180,573.

Gross unrealized appreciation (000)	$17,056
Gross unrealized depreciation (000)	(1,744)

Net unrealized appreciation (000)	$15,312

†	The rate shown is the effective yield at purchase date.

††	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $31,206.

(A)	Illiquid Security. Total market value of illiquid securities is (000) $439 and represents 0.3% of net assets as of August 31, 2006.

(B)	Value is less than $500.

(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

(E)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $301 and represents 0.2% of net assets as of August 31, 2006.

ADR	— American Depository Receipt

Cl	— Class

DN	— Discount Note

FRN	— Floating Rate Note

LLC	— Limited Liability Company

MTN	— Medium Term Note

PLC	— Public Liability Company

TBA	— To Be Announced

Futures Contract:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
TOPIX Index	1	$139	09/08/06	$6

Cash in the amount of $4,519 is held by the broker as collateral to cover initial margin requirements for the above open futures contract (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contract have been segregated by the Fund.

Assets in an amount at least equal to the market value of when-issued securities have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Conservative Allocation Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED EQUITY FUNDS — 40.2%
Allegiant International Equity Fund, Class I	34,920	$505
Allegiant Large Cap Growth Fund, Class I	82,761	1,618
Allegiant Large Cap Value Fund, Class I	84,301	1,653

Total Affiliated Equity Funds
(Cost $3,413)		3,776

AFFILIATED FIXED INCOME FUND — 56.5%
Allegiant Intermediate Bond Fund, Class I	506,606	5,309

(Cost $5,441)
AFFILIATED MONEY MARKET FUND — 3.0%
Allegiant Money Market Fund, Class I	281,682	282

(Cost $282)
TOTAL INVESTMENTS — 99.7%
(Cost $9,136)*		9,367

Other Assets & Liabilities – 0.3%		31

TOTAL NET ASSETS — 100.0%		$9,398

*	Aggregate cost for Federal income tax purposes is (000) $9,158.

Gross unrealized appreciation (000)	$341
Gross unrealized depreciation (000)	(132)

Net unrealized appreciation (000)	$209

See Notes to Financial Statements.

Allegiant Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 38.2%
Federal Home Loan Mortgage Corporation — 0.4%
9.500%, 10/01/20	$166	$179
9.000%, 05/01/20	51	51
8.500%, 09/01/16	3	3
8.000%, 07/01/25	131	138
7.500%, 07/01/10	1	1
7.500%, 11/01/10	8	8
7.500%, 05/01/11	85	88
7.000%, 11/01/10	149	152
7.000%, 11/01/28	636	657
6.500%, 10/01/07	8	8
6.500%, 09/01/08	32	32
6.500%, 11/01/10	32	33

		1,350

Federal National Mortgage Association — 36.9%
9.500%, 05/01/18	23	25
9.000%, 07/01/09	2	2
9.000%, 11/01/24	205	223
7.000%, 01/01/33	853	878
7.000%, 10/01/33	247	254
6.500%, 12/01/08	47	47
6.500%, 09/01/36 (TBA)	12,000	12,184
6.000%, 07/01/28	2	2
6.000%, 01/01/34	268	269
6.000%, 11/01/35	359	359
6.000%, 09/01/36 (TBA)	27,670	27,705
5.870%, 01/01/09	4,995	5,022
5.500%, 12/01/33	10,513	10,354
5.500%, 05/01/35	2,118	2,081
5.500%, 09/01/36 (TBA)	37,400	36,710
5.467%, 01/01/36(A)	9,274	9,242
5.000%, 06/01/20	6,937	6,797
5.000%, 10/01/35	11,748	11,262
5.000%, 11/01/35	3,373	3,233
5.000%, 12/01/35	3,231	3,098
4.500%, 09/01/35	4,303	4,010

		133,757

Government National Mortgage Association — 0.9%
8.500%, 09/15/21	3	3
8.500%, 11/15/21	41	45
8.500%, 07/15/22	22	24
8.500%, 08/15/22	8	9
8.250%, 04/20/17	4	4
8.000%, 03/15/08	7	7
8.000%, 01/15/30	300	318
7.500%, 12/15/29	54	56
6.500%, 06/15/32	354	362
6.500%, 10/15/33	406	415
6.000%, 08/15/32	183	185
6.000%, 02/15/33	1,494	1,511
6.000%, 11/15/33	302	305
6.000%, 11/15/34	24	24

		3,268

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $138,852)		138,375

U.S. TREASURY OBLIGATIONS — 31.5%
U.S. Treasury Bond — 6.5%
6.250%, 08/15/23#	$20,635	23,667

		23,667

U.S. Treasury Notes — 25.0%
6.500%, 10/15/06#	7,000	7,012
4.875%, 05/31/08#	29,300	29,327
4.875%, 07/31/11	38,215	38,511
4.750%, 05/15/14#	4,480	4,486
3.500%, 11/15/06#	1,235	1,231
3.250%, 08/15/08#	10,360	10,072

		90,639

Total U.S. Treasury Obligations
(Cost $113,703)		114,306

CORPORATE BONDS — 11.1%
Cable — 0.3%
Comcast Cable
8.375%, 03/15/13	950	1,078

Financials — 6.8%
Bank of America
7.800%, 09/15/16	1,250	1,459
Citigroup
7.250%, 10/01/10	3,200	3,433
General Electric Capital, Cl A
6.000%, 06/15/12	2,630	2,721
Goldman Sachs
6.450%, 05/01/36	1,400	1,422
HSBC Finance
6.750%, 05/15/11	1,375	1,453
6.375%, 10/15/11	1,250	1,302
HSBC Holdings
6.500%, 05/02/36	775	819
Inter-American Development Bank
7.375%, 01/15/10	1,200	1,288
International Lease Finance
5.000%, 04/15/10	900	886
JPMorgan Chase
5.125%, 09/15/14	2,000	1,951
Kaupthing Bank
7.125%, 05/19/16(B)	675	694
KeyBank
5.800%, 07/01/14	985	1,000
Lehman Brothers Holdings (MTN)
5.750%, 05/17/13	450	456
MUFG Capital Finance 1
6.346%, 07/25/16(A)	825	827
Residential Capital
6.375%, 06/30/10	1,100	1,111
6.500%, 04/17/13	300	303
UBS Preferred Funding Trust V
6.243%, 05/15/16(A)	625	639
USB Capital IX
6.189%, 04/15/11(A)	750	754
Wachovia Capital Trust III
5.800%, 08/29/49#(A)	1,000	997
Wells Fargo
4.950%, 10/16/13	1,135	1,104

		24,619

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — 0.2%
WellPoint
5.250%, 01/15/16	$1,000	$975

Insurance — 1.2%
American General Finance (MTN)
3.875%, 10/01/09	1,195	1,150
Assurant
6.750%, 02/15/34	1,000	1,038
Protective Life Secured Trust
4.850%, 08/16/10	1,000	986
W.R. Berkley
6.150%, 08/15/19	1,085	1,074

		4,248

Real Estate Investment Trusts — 0.4%
iStar Financial
5.875%, 03/15/16	1,475	1,460

Telecommunications — 0.8%
GTE
6.940%, 04/15/28	1,800	1,828
Telecom Italia Capital SA
5.250%, 11/15/13	1,210	1,154

		2,982

Transportation — 0.2%
Canadian National Railway
6.200%, 06/01/36	675	713

Utilities — 1.2%
AEP Texas Central
6.650%, 02/15/33	1,235	1,300
MidAmerican Energy Holdings
6.125%, 04/01/36#(B)	1,800	1,783
Tampa Electric
6.550%, 05/15/36	900	948
Xcel Energy
6.500%, 07/01/36	345	357

		4,388

Total Corporate Bonds
(Cost $40,847)		40,463

ASSET BACKED SECURITIES — 11.0%
Automotive — 1.1%
Honda Auto Receivables Owner Trust, Series 2005-4, Cl A3
4.460%, 05/21/09	3,875	3,841

Credit Cards — 6.9%
Bank One Issuance Trust, Series 2004-A4, Cl A4
5.370%, 02/16/10(A)	6,700	6,707
Chase Credit Card Master Trust, Series 2004-1, Cl A
5.360%, 05/15/09(A)	5,000	5,003
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	7,400	7,437
MBNA Credit Card Master Note Trust, Series 2002-A4, Cl A4
5.440%, 08/17/09(A)	6,000	6,008

		25,155

Mortgage Related — 1.4%
Bear Stearns, Series 1999-2, Cl AF2
7.910%, 10/25/29(C)	426	431
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	4,700	4,558

		4,989

Utilities — 1.6%
Export Funding Trust, Series 1995-A, Cl A
8.210%, 12/29/06	196	198
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	5,050	5,597

		5,795

Total Asset Backed Securities
(Cost $39,341)		39,780

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.5%
Federal Farm Credit Bank — 2.4%
5.297%, 03/01/07#(A)	8,710	8,712

Federal Home Loan Bank — 4.4%
6.500%, 08/15/07	2,245	2,271
5.110%, 09/13/06 (DN)#(D)	10,600	10,582
3.875%, 06/08/07	3,010	2,978

		15,831

Federal National Mortgage Association — 2.7%
5.100%, 09/13/06 (DN)#(D)	10,000	9,983

Total U.S. Government Agency Obligations
(Cost $34,580)		34,526

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.9%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	4,800	4,606
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.400%, 07/15/44#(A)	6,600	6,525
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40(A)	5,650	5,554
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	10,000	9,564
Fannie Mae, Series 2005-34, Cl PC
5.500%, 06/25/32	4,085	4,044
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	5,529

Total Collateralized Mortgage Obligations
(Cost $35,877)		35,822

COMMERCIAL PAPER† — 8.0%
Clipper Receivables
5.250%, 09/13/06	4,000	3,993
DaimlerChrysler Revolving Auto Conduit
5.260%, 09/11/06	3,500	3,495
Greyhawk Funding LLC
5.260%, 09/12/06	4,500	4,493

Allegiant Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Kitty Hawk Funding
5.260%, 09/12/06	$6,000	$5,990
Liberty Street Funding
5.260%, 09/11/06	6,000	5,991
Park Avenue Receivables
5.260%, 09/12/06	5,000	4,992

Total Commercial Paper
(Cost $28,954)		28,954

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.5%
Allegiant Advantage Institutional Money Market Fund, Class I††	5,467,914	5,468

(Cost $5,468)
Total Investments Before Collateral for Loaned Securities – 120.7%
(Cost $437,622)		437,694

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 32.3%
Master Notes — 11.0%
Bank of America
5.383%, 09/01/06	$15,000	15,000
Bear Stearns
5.463%, 09/06/06	10,000	10,000
JPMorgan Securities
5.393%, 09/15/06	15,000	15,000

		40,000

Medium Term Notes — 2.8%
First Tennessee Bank
5.339%, 04/18/07(A)	5,000	5,002
Morgan Stanley
5.391%, 01/19/07(A)	5,000	5,004

		10,006

Repurchase Agreements — 18.5%
Bank of America
5.360%, 09/01/06	3,521	3,521
Bear Stearns
5.363%, 09/01/06	25,000	25,000
5.413%, 09/01/06	12,500	12,500
Lehman Brothers
5.363%, 09/01/06	26,000	26,000

		67,021

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $117,027)		117,027

TOTAL INVESTMENTS — 153.0%
(Cost $554,649)*		554,721

Other Assets & Liabilities – (53.0)%		(192,248)

TOTAL NET ASSETS — 100.0%		$362,473

*	Aggregate cost for Federal income tax purposes is (000) $554,711.

Gross unrealized appreciation (000)	$2,687
Gross unrealized depreciation (000)	(2,677)

Net unrealized appreciation (000)	$10

†	The rate shown is the effective yield at purchase date.

††	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $114,378.

(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2,477 and represents 0.7% of net assets as of August 31, 2006.

(C)	Stepped Coupon Bond — the rate shown is the rate in effect on August 31, 2006.

(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

MTN — Medium Term Note

TBA — To Be Announced

Assets in an amount at least equal to the market value of when-issued securities have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Government Mortgage Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 92.5%
Federal Home Loan Mortgage Corporation — 0.9%
12.250%, 08/01/15	$105	$115
9.750%, 11/01/08 to 04/01/09	30	31
9.250%, 08/01/13	3	3
9.000%, 06/01/09 to 09/01/20	293	310
8.750%, 06/01/16 to 05/01/17	64	67
8.500%, 09/01/17 to 01/01/22	184	194
8.000%, 07/01/09 to 03/01/22	141	147
7.000%, 05/01/31	227	234
6.000%, 10/01/32	1,383	1,392

		2,493

Federal National Mortgage Association — 85.3%
12.500%, 05/01/15	133	149
11.250%, 05/01/14	17	18
10.000%, 06/01/21	19	22
9.500%, 09/01/11	8	8
9.000%, 06/01/09 to 10/01/19	39	41
8.500%, 11/01/21 to 09/01/23	49	52
8.000%, 12/01/17 to 03/01/23	30	31
7.500%, 09/01/22 to 05/01/32	1,448	1,497
7.000%, 12/01/15 to 10/01/32	1,347	1,386
6.500%, 12/01/12 to 05/01/33	2,900	2,954
6.000%, 09/01/17 to 09/01/36	11,357	11,411
6.000%, 09/01/36 (TBA)	39,000	39,049
5.500%, 11/01/09 to 09/01/36	40,101	39,555
5.500%, 09/01/36 (TBA)	52,000	51,041
5.000%, 06/01/18 to 09/01/36	52,563	50,642
5.000%, 09/01/36 (TBA)	10,000	9,581
4.500%, 04/01/18 to 09/01/35	22,834	21,695

		229,132

Government National Mortgage Association — 6.3%
17.000%, 11/15/11	57	66
16.000%, 11/15/11	2	2
15.000%, 06/15/11 to 01/15/13	795	909
14.500%, 09/15/12 to 08/15/14	6	7
14.000%, 05/15/11 to 02/15/15	297	336
13.500%, 05/15/10 to 01/20/15	329	370
13.000%, 11/15/10 to 06/20/15	283	316
12.750%, 09/20/13	35	38
12.500%, 04/15/10 to 01/20/16	720	797
12.000%, 08/15/12 to 09/15/15	275	309
11.500%, 02/15/13 to 08/15/14	80	89
9.250%, 12/15/16 to 05/15/21	71	77
9.000%, 09/15/08 to 11/15/24	690	731
8.750%, 08/15/08 to 12/15/16	64	68
8.500%, 01/15/17 to 09/15/24	429	461
8.250%, 06/15/08 to 07/15/08	11	11
8.000%, 04/15/17 to 05/20/30	1,199	1,270
7.500%, 09/20/15 to 09/20/30	2,355	2,453
7.000%, 12/15/10 to 06/15/32	4,387	4,521
6.500%, 10/15/22 to 09/15/31	2,930	2,999
6.000%, 07/20/29	1,070	1,080

		16,910

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $249,816)		248,535

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.9%
Federal Farm Credit Bank — 4.1%
5.297%, 03/01/07†#	11,000	11,003

Federal Home Loan Bank — 5.2%
5.110%, 09/13/06 (DN)#(A)	14,000	13,976

Federal National Mortgage Association — 5.6%
5.100%, 09/13/06 (DN)#(A)	15,000	14,974

Total U.S. Government Agency Obligations (Cost $39,952)		39,953

ASSET BACKED SECURITIES — 4.7%
Credit Cards — 4.7%
Bank One Issuance Trust, Series 2004-A4, Cl A4
5.370%, 02/16/10(B)	5,000	5,005
Chase Credit Card Master Trust,
Series 2004-1, Cl A
5.360%, 05/15/09(B)	3,000	3,002
MBNA Credit Card Master Note Trust,
Series 2002-A4, Cl A4
5.440%, 08/17/09(B)	4,550	4,556

		12,563

Total Asset Backed Securities (Cost $12,561)		12,563

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	86	88
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	107	107
Freddie Mac, Series 2003-2617, Cl TH
4.500%, 05/15/15	7,000	6,865
Freddie Mac, Series 2869, Cl MD
5.000%, 02/15/29	7,000	6,840
Security Mortgage Acceptance Corporation II,
Series B, Cl 4
9.000%, 12/01/16	253	259
Structured Mortgage Asset Residential Trust,
Series 1992-2, Cl I
8.250%, 06/25/19	254	255

Total Collateralized Mortgage Obligations (Cost $14,251)		14,414

COMMERCIAL PAPER† — 17.2%
Barton Capital
5.250%, 09/13/06	6,000	5,989
Clipper Receivables
5.250%, 09/13/06	6,000	5,990
DaimlerChrysler Revolving Auto Conduit
5.260%, 09/11/06	2,500	2,496
Fountain Square Funding
5.360%, 09/12/06	5,000	4,992
Greyhawk Funding LLC
5.260%, 09/12/06	6,000	5,990
Kitty Hawk Funding
5.260%, 09/12/06	5,000	4,992
Liberty Street Funding
5.260%, 09/11/06	5,000	4,993

Allegiant Government Mortgage Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Park Avenue Receivables
5.260%, 09/12/06	$5,200	$5,192
Three Rivers Funding
5.265%, 09/13/06	5,500	5,490

Total Commercial Paper (Cost $46,124)		46,124

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.1%
Allegiant Advantage Institutional Money Market Fund, Class I††	5,677,806	5,678
(Cost $5,678)

Total Investments Before Collateral for Loaned Securities – 136.7% (Cost $368,382)		367,267

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 15.2%
Repurchase Agreements — 15.2%
Bank of America
5.360%, 09/01/06	$5,705	5,705
Bear Stearns
5.363%, 09/01/06	30,000	30,000
5.413%, 09/01/06	5,000	5,000

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $40,705)		40,705

TOTAL INVESTMENTS — 151.9% (Cost $409,087)*		407,972

Other Assets & Liabilities – (51.9)%		(139,345)

TOTAL NET ASSETS — 100.0%		$268,627

*	Aggregate cost for Federal income tax purposes is (000) $409,087.

Gross unrealized appreciation (000)	$1,684
Gross unrealized depreciation (000)	(2,799)

Net unrealized depreciation (000)	$(1,115)

†	The rate shown is the effective yield at purchase date.

††	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $39,954.

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

TBA — To Be Announced

Assets in an amount at least equal to the market value of when-issued securities have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 43.5%
U.S. Treasury Notes — 43.5%
6.500%, 02/15/10	$10	$11
4.875%, 05/31/08#	10,080	10,089
4.875%, 07/31/11	46,465	46,824
4.750%, 05/15/14#	25,665	25,701
4.250%, 10/31/07#	32,000	31,755
3.875%, 05/15/09#	6,245	6,116
3.500%, 11/15/06#	4,000	3,988
3.250%, 08/15/08#	50,570	49,164

Total U.S. Treasury Obligations
(Cost $173,866)		173,648

CORPORATE BONDS — 19.2%
Basic Materials — 0.5%
Alcoa
6.000%, 01/15/12	2,000	2,057

Cable — 0.3%
Comcast Cable
8.375%, 03/15/13	1,000	1,135

Energy — 0.3%
XTO Energy
4.900%, 02/01/14	1,160	1,101

Financials — 11.9%
Bank of America
7.400%, 01/15/11	2,735	2,954
BB&T
6.500%, 08/01/11	2,570	2,696
4.750%, 10/01/12	350	339
4.875%, 01/15/13	1,635	1,584
Bear Stearns
7.625%, 12/07/09	3,794	4,064
Citigroup
7.250%, 10/01/10	6,019	6,458
General Electric Capital, Cl A
6.000%, 06/15/12	3,565	3,689
5.450%, 01/15/13	590	595
Goldman Sachs
5.150%, 01/15/14	1,600	1,558
HSBC Finance
6.750%, 05/15/11	3,275	3,461
6.375%, 10/15/11	625	651
International Lease Finance (MTN)
5.450%, 03/24/11	1,300	1,303
JPMorgan Chase
5.600%, 06/01/11#	2,900	2,934
JPMorgan Chase (MTN)
6.000%, 01/15/09	1,520	1,542
Kaupthing Bank
7.125%, 05/19/16(A)	750	771
KeyBank
5.800%, 07/01/14	980	995
Lehman Brothers Holdings (MTN)
5.750%, 05/17/13	1,160	1,174
Merrill Lynch
6.050%, 05/16/16	2,000	2,065
Merrill Lynch (MTN)
3.700%, 04/21/08	2	2
Morgan Stanley Dean Witter
5.300%, 03/01/13	2,250	2,227
Republic New York
7.750%, 05/15/09	1,810	1,926
Residential Capital
6.375%, 06/30/10	1,310	1,322
6.500%, 04/17/13	340	343
SLM (MTN)
5.000%, 10/01/13	2,070	2,003
Wells Fargo
4.950%, 10/16/13	1,000	973

		47,629

Healthcare — 0.3%
WellPoint
5.250%, 01/15/16	1,240	1,208

Insurance — 1.1%
American General Finance (MTN)
3.875%, 10/01/09	1,415	1,362
Assurant
5.625%, 02/15/14	1,670	1,652
Protective Life Secured Trust
4.850%, 08/16/10	1,505	1,484

		4,498

Real Estate Investment Trusts — 1.2%
Brandywine Operating Partnership
5.750%, 04/01/12	1,165	1,167
Equity Office Properties Trust
4.750%, 03/15/14	1,240	1,162
iStar Financial
5.875%, 03/15/16	1,080	1,069
Simon Property Group
6.100%, 05/01/16	1,300	1,337

		4,735

Telecommunications — 0.8%
Telecom Italia Capital SA
5.250%, 11/15/13	1,395	1,331
Verizon Communications
5.550%, 02/15/16	1,725	1,683

		3,014

Transportation — 0.2%
Canadian National Railway
5.800%, 06/01/16	835	862

Utilities — 2.6%
AEP Texas Central
5.500%, 02/15/13	2,000	1,985
FPL Group Capital
5.625%, 09/01/11#	760	766
National Grid PLC
6.300%, 08/01/16	1,160	1,191
National Rural Utilities Cooperative Finance
7.250%, 03/01/12	1,110	1,208
PSI Energy
6.050%, 06/15/16	1,225	1,247
Virginia Electric & Power
4.750%, 03/01/13	1,835	1,750

Allegiant Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
Xcel Energy
7.000%, 12/01/10	$2,027	$2,142

		10,289

Total Corporate Bonds
(Cost $77,264)		76,528

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 14.1%
Federal Home Loan Mortgage Corporation — 0.7%
5.500%, 01/01/07	137	137
3.500%, 05/01/11	2,942	2,748

		2,885

Federal National Mortgage Association — 13.4%
6.000%, 08/01/34	33	33
6.000%, 01/01/36	20,833	20,868
6.000%, 09/01/36 (TBA)	12,400	12,415
5.500%, 10/01/09	10	10
5.500%, 09/01/36 (TBA)	5,925	5,816
5.467%, 01/01/36(B)	10,544	10,507
4.000%, 09/01/13	3,748	3,603

		53,252

Government National Mortgage Association — 0.0%
9.000%, 09/15/08	5	5
9.000%, 10/15/08	6	6
9.000%, 11/15/08	7	7
9.000%, 12/15/08	10	11
9.000%, 02/15/09	11	12
9.000%, 03/15/09	1	1
9.000%, 04/15/09	23	24
9.000%, 05/15/09	33	35
9.000%, 07/15/09	3	3

		104

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $56,534)		56,241

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
Federal Farm Credit Bank — 1.3%
5.297%, 03/01/07†#	5,000	5,001

Federal Home Loan Bank — 5.0%
6.500%, 08/15/07	4,000	4,046
5.110%, 09/13/06 (DN) (C)	1,250	1,248
3.875%, 06/08/07	5,245	5,189
3.875%, 09/14/07	6,685	6,592
2.625%, 10/16/06	2,715	2,706

		19,781

Federal National Mortgage Association — 0.2%
5.100%, 09/13/06 (DN)#(C)	1,000	998

Total U.S. Government Agency Obligations
(Cost $25,970)		25,780

ASSET BACKED SECURITIES — 8.4%
Automotive — 1.3%
Daimler Chrysler Auto Trust,
Series 2004-A, Cl A3
2.000%, 12/08/07	620	619
WFS Financial Owner Trust,
Series 2005-3, Cl A4
4.390%, 05/17/13	4,500	4,436

		5,055

Credit Cards — 4.8%
Citibank Credit Card Issuance Trust,
Series 2006-A5, Cl A5
5.300%, 05/20/11	8,500	8,543
MBNA Credit Card Master Note Trust,
Series 2002-A4, Cl A4
5.440%, 08/17/09(B)	6,500	6,509
MBNA Credit Card Master Note,
Series 2002-A1, Cl A1
4.950%, 06/15/09	4,000	3,999

		19,051

Mortgage Related — 0.7%
Mellon Residential Funding,
Series 2001-HEIL, Cl A4
6.872%, 02/25/21(D)	2,782	2,772

Utilities — 1.6%
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	6,650

Total Asset Backed Securities
(Cost $ 33,733)		33,528

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
Freddie Mac, Series 2004-2812, Cl OD
5.000%, 12/15/29	12,192	11,888
Freddie Mac, Series 2635, Cl DT
3.500%, 01/15/18	1,169	1,087
Freddie Mac, Series 2825, Cl PM
5.500%, 03/15/30	6,845	6,802
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,130
Freddie Mac, Series 2904, Cl PC
5.500%, 05/15/31	7,214	7,162
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	4,697
Ginnie Mae, Series 2003-42, Cl A
4.000%, 01/16/30	1,120	1,058
Wells Fargo Securities Trust,
Series 2004-K, Cl 2A11
4.733%, 07/25/34(B)	5,530	5,307

Total Collateralized Mortgage Obligations
(Cost $43,089)		43,131

COMMERCIAL PAPER† — 1.1%
DaimlerChrysler Revolving Auto Conduit
5.260%, 09/11/06	2,500	2,496

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Liberty Street Funding
5.260%, 09/11/06	$1,800	$1,798

Total Commercial Paper
(Cost $ 4,294)		4,294

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.8%
Allegiant Advantage Institutional Money Market Fund, Class I††	2,994,124	2,994

(Cost $ 2,994)
Total Investments Before Collateral for Loaned Securities – 104.4%
(Cost $417,744)		416,144

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 32.6%
Master Notes — 13.8%
Bank of America
5.383%, 09/01/06	$20,000	20,000
Bear Stearns
5.463%, 09/06/06	15,000	15,000
JPMorgan Securities
5.393%, 09/15/06	20,000	20,000

		55,000

Medium Term Notes — 3.9%
First Tennessee Bank
5.339%, 04/18/07 (B)	7,500	7,503
Morgan Stanley
5.383%, 11/09/06 (B)	8,000	8,000

		15,503

Repurchase Agreements — 14.9%
Bank of America
5.360%, 09/01/06	588	588
Lehman Brothers
5.363%, 09/01/06	59,000	59,000

		59,588

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $130,091)		130,091

TOTAL INVESTMENTS — 137.0%
(Cost $547,835)*		546,235

Other Assets & Liabilities – (37.0)%		(147,417)

TOTAL NET ASSETS — 100.0%		$398,818

*	Aggregate cost for Federal income tax purposes is (000) $548,443.

Gross unrealized appreciation (000)	$1,905
Gross unrealized depreciation (000)	(4,113)

Net unrealized depreciation (000)	$(2,208)

†	The rate shown is the effective yield at purchase date.

††	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $126,905.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $771 and represents 0.2% of net assets as of August 31, 2006.

(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

(D)	Stepped Coupon Bond — the rate shown is the rate in effect on August 31, 2006.

Cl	— Class

DN	— Discount Note

LLC	— Limited Liability Company

MTN	— Medium Term Note

PLC	— Public Liability Company

TBA	— To Be Announced

Assets in an amount at least equal to the market value of when-issued securities have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 22.2%
Automotive — 14.3%
Carmax Auto Owner Trust,
Series 2005-2, Cl A4
4.340%, 09/15/10	$1,900	$1,866
Chase Manhattan Auto Owner Trust,
Series 2006-A, Cl A3
5.340%, 07/15/10	2,000	2,008
DaimlerChrysler Auto Trust,
Series 2005-B, Cl A3
4.040%, 09/08/09	2,000	1,982
DaimlerChrysler Auto Trust,
Series 2005-B, Cl A4
4.200%, 07/08/10	2,700	2,656
Hyundai Auto Receivables Trust,
Series 2004-A, Cl A3
2.970%, 05/15/09	1,640	1,619
Morgan Stanley Auto Loan Trust,
Series 2003, Cl HB1
2.170%, 04/15/11	3,006	2,977
Nissan Auto Receivables Owner Trust,
Series 2005-A4, Cl A
3.820%, 07/15/10	2,400	2,349
USAA Auto Owner Trust,
Series 2004-1, Cl A3
2.060%, 04/15/08	377	375
Wachovia Auto Owner Trust,
Series 2005-A, Cl A3
4.060%, 09/21/09	3,000	2,970
WFS Financial Owner Trust,
Series 2005-3, Cl A4
4.390%, 05/17/13	2,350	2,316
World Omni Auto Receivables Trust,
Series 2005-A, Cl A3
3.540%, 06/12/09	3,234	3,201

		24,319

Credit Cards — 5.0%
Bank One Issuance Trust,
Series 2003-A7, Cl A7
3.350%, 03/15/11	3,000	2,907
Citibank Credit Card Issuance Trust,
Series 2003-A3, Cl A3
3.100%, 03/10/10	1,900	1,843
MBNA Credit Card Master Note Trust,
Series 2003-A11, Cl A11
3.650%, 03/15/11	3,800	3,693

		8,443

Mortgage Related — 2.9%
Bear Stearns,
Series 1999-2, Cl AF2
7.910%, 10/25/29 (A)	259	262
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Cl 1A6
5.214%, 08/25/13	2,477	2,468
GE Capital Mortgage Services,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	443	444
Mellon Residential Funding,
Series 2001-HEIL, Cl A4
6.872%, 02/25/21 (A)	1,739	1,733

		4,907

Total Asset Backed Securities
(Cost $37,775)		37,669

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.8%
Bank of America Mortgage Securities,
Series 2003-A, Cl 2A1
3.983%, 02/25/33 (B)	508	497
Bank of America Mortgage Securities,
Series 2003-E, Cl 2A1
4.033%, 06/25/33 (B)	1,119	1,099
Chase Mortgage Finance,
Series 2003-S4, Cl 2A2
5.000%, 04/25/18	1,306	1,294
Countrywide Alternative Loan Trust,
Series 2004-29CB, Cl A6
4.000%, 01/25/35	1,034	1,016
Countrywide Home Loans,
Series 2004-HYB4, Cl 3A
4.582%, 09/20/34 (B)	1,735	1,706
Credit Suisse First Boston Mortgage Securities,
Series 2004-C1, Cl A2
3.516%, 01/15/37	3,725	3,606
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	1,276	1,276
Fannie Mae, Series 2002-94, Cl BA
5.000%, 05/25/27	2,179	2,158
Fannie Mae, Series 2003-017, Cl QL
4.000%, 05/25/22	212	211
Freddie Mac, Series 2003-2590, Cl PC
4.500%, 02/15/26	5,000	4,931
Freddie Mac, Series 2003-2617, Cl TH
4.500%, 05/15/15	4,000	3,923
Freddie Mac, Series 2004-H017, Cl A3
4.178%, 07/15/11 (B)	2,800	2,733
Freddie Mac, Series 2004-YA, Cl 2841
5.500%, 07/15/27	2,540	2,542
Freddie Mac, Series 2492, Cl A
5.250%, 05/15/29	365	364
Freddie Mac, Series 2523, Cl JB
5.000%, 06/15/15	677	674
Freddie Mac, Series 2712, Cl PV
4.500%, 03/15/11	2,329	2,305
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	494	480
Ginnie Mae, Series 2002-58, Cl QA
6.000%, 02/16/29	115	115
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	562	544
Ginnie Mae, Series 2004-76, Cl NA
4.500%, 08/20/27	2,315	2,286
Golden National Mortgage,
Series 1998-GN1, Cl A
7.110%, 08/25/27	1	1
Residential Funding Mortgage Securities,
Series 2003-S11, Cl A7
3.500%, 06/25/18	1,847	1,784

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Structured Asset Securities,
Series, 2003-1, Cl 2A1
6.000%, 02/25/18	$1,690	$1,695
Washington Mutual,
Series 2002-S8, Cl 2A1
4.500%, 01/25/18	411	408
Wells Fargo MBS Trust,
Series 2003-11, Cl A1
3.500%, 10/25/18	2,807	2,750
Total Collateralized Mortgage Obligations

(Cost $40,687)		40,398

CORPORATE BONDS — 16.3%
Automotive — 0.2%
DaimlerChrysler NA Holdings
5.486%, 03/07/07 (B)	440	440

Consumer Non-Cyclical — 0.6%
Kroger
7.625%, 09/15/06	1,000	1,001

Financials — 11.7%
Associates Corp. of North America
8.550%, 07/15/09	1,250	1,358
Bank of America
6.625%, 08/01/07	1,525	1,539
Bear Stearns
2.875%, 07/02/08	1,000	959
Caterpillar Financial Services (MTN)
4.500%, 09/01/08	1,480	1,458
CIT Group
5.000%, 11/24/08	1,000	995
General Electric Capital
4.125%, 03/04/08	2,400	2,363
Goldman Sachs
6.650%, 05/15/09	1,045	1,083
HSBC Finance
5.875%, 02/01/09	1,715	1,741
International Lease Finance (MTN)
3.125%, 05/03/07	1,250	1,231
JPMorgan Chase
6.375%, 04/01/08	1,750	1,779
Merrill Lynch (MTN)
4.831%, 10/27/08	735	729
Republic New York
7.750%, 05/15/09	720	766
Residential Capital
6.125%, 11/21/08	410	411
SLM (MTN)
4.000%, 01/15/09	1,022	993
US Bancorp
6.875%, 09/15/07	715	723
Wachovia
6.400%, 04/01/08	1,700	1,732

		19,860

Insurance — 0.8%
Allstate Life Global Funding Trusts
3.850%, 01/25/08	1,000	979
Reliastar Financial
6.500%, 11/15/08	$425	$435

		1,414

Real Estate Investment Trusts — 0.9%
EOP Operating
7.750%, 11/15/07	475	487
iStar Financial
5.220%, 03/03/08 (B)	650	652
Simon Property Group LP
6.375%, 11/15/07	425	429

		1,568

Telecommunications — 1.0%
GTE
6.460%, 04/15/08	1,255	1,272
Sprint Capital
6.000%, 01/15/07	400	401

		1,673

Transportation — 0.3%
FedEx
5.500%, 08/15/09	500	503

Utilities — 0.8%
Consolidated Natural Gas
5.375%, 11/01/06	656	656
MidAmerican Energy Holdings
4.625%, 10/01/07	665	659

		1,315

Total Corporate Bonds
(Cost $28,023)		27,774

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Notes — 20.0%
4.875%, 05/15/09	1,500	1,506
4.375%, 01/31/08#	3,125	3,104
3.250%, 08/15/07#	1,250	1,230
3.250%, 08/15/08#	27,120	26,366
3.000%, 12/31/06#	1,750	1,738

Total U.S. Treasury Obligations
(Cost $33,703)		33,944

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 14.1%
Federal Home Loan Mortgage Corporation — 4.4%
6.000%, 05/01/21	3,552	3,593
5.500%, 01/01/07	153	152
5.500%, 02/01/10	418	417
5.500%, 06/01/10	452	451
5.000%, 10/01/09	1,027	1,015
3.500%, 09/01/08	1,950	1,874

		7,502

Allegiant Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — 9.7%
7.500%, 07/01/08	$23	$23
5.500%, 10/01/09	399	397
5.500%, 09/01/17	2,443	2,440
5.225%, 12/01/34 (B)	1,453	1,440
5.000%, 11/01/12	1,660	1,645
4.884%, 07/01/34 (B)	2,698	2,674
4.877%, 04/01/35 (B)	3,430	3,369
4.652%, 11/01/32 (B)	751	755
4.346%, 10/01/33 (B)	1,505	1,483
4.000%, 08/01/33 (B)	2,264	2,199

		16,425

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $24,357)		23,927

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,579,321	2,579

(Cost $2,579)
Total Investments Before Collateral for Loaned Securities – 97.9%
(Cost $167,124)		166,291

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — 19.4%
Master Note — 2.9%
Bank of America
5.383%, 09/01/06	$5,000	5,000

Medium Term Note — 3.0%
First Tennessee Bank
5.339%, 04/18/07 (B)	5,000	5,002

Repurchase Agreements — 13.5%
Bank of America
5.360%, 09/01/06	3,006	3,006
Bear Stearns
5.363%, 09/01/06	5,000	5,000
5.413%, 09/01/06	5,000	5,000
Lehman Brothers
5.363%, 09/01/06	10,000	10,000

		23,006

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $33,008)		33,008

TOTAL INVESTMENTS — 117.3%
(Cost $200,132)**		199,299

Other Assets & Liabilities – (17.3)%		(29,395)

TOTAL NET ASSETS — 100.0%		$169,904

**	Aggregate cost for Federal income tax purposes is (000) $200,161.

Gross unrealized appreciation (000)	$435
Gross unrealized depreciation (000)	(1,297)

Net unrealized depreciation (000)	$(862)

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $32,344.

(A)	Stepped Coupon Bond — the rate shown is the rate in effect on August 31, 2006.

(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

Cl — Class

MTN — Medium Term Note

See Notes to Schedules of Investments.

Allegiant Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 49.3%
U.S. Treasury Bonds — 7.9%
6.250%, 08/15/23	$16,005	$18,357
5.375%, 02/15/31#	8,630	9,185

		27,542

U.S. Treasury Notes — 41.4%
5.500%, 05/15/09#	6,000	6,122
4.875%, 05/31/08#	23,470	23,492
4.875%, 07/31/11	53,385	53,798
4.750%, 05/15/14#	11,645	11,661
3.500%, 11/15/06#	12,435	12,397
3.250%, 08/15/08#	36,630	35,611

		143,081

Total U.S. Treasury Obligations
(Cost $ 169,771)		170,623

CORPORATE BONDS — 17.3%
Aerospace — 0.1%
TransDigm
7.750%, 07/15/14 (A)	300	299

Automotive — 0.3%
Ford Motor
7.000%, 10/01/13	750	701
General Motors Acceptance Corporation
6.750%, 12/01/14#	500	480

		1,181

Cable — 0.2%
CSC Holdings, Cl B
8.125%, 08/15/09	390	405
Rogers Cable
6.750%, 03/15/15	300	299

		704

Consumer Non-Cyclical — 0.5%
ACCO Brands
7.625%, 08/15/15	400	381
GSC Holdings
8.000%, 10/01/12#	590	606
Iron Mountain
7.750%, 01/15/15	390	388
Quiksilver
6.875%, 04/15/15	350	328

		1,703

Consumer Services — 1.8%
Avis Budget Car Rental
7.750%, 05/15/16 (A)	675	640
Caesars Entertainment
8.125%, 05/15/11	345	365
Clear Channel Communications
5.500%, 12/15/16	800	717
Education Management
8.750%, 06/01/14 (A)	500	498
H&E Equipment Services
8.375%, 07/15/16 (A)	300	306
Hertz
8.875%, 01/01/14 (A)	300	313
ITT Industries
7.375%, 11/15/15	500	535
Mandalay Resort Group
6.500%, 07/31/09	250	249
MGM Mirage
8.375%, 02/01/11	800	827
Mohegan Tribal Gaming Authority
8.000%, 04/01/12	155	161
Royal Caribbean Cruises
7.250%, 06/15/16	400	402
Station Casinos
6.500%, 02/01/14	425	398
6.000%, 04/01/12 (B)	150	144
Vail Resorts
6.750%, 02/15/14	380	370
Wynn Las Vegas LLC
6.625%, 12/01/14	225	216

		6,141

Energy — 0.6%
Chesapeake Energy
7.500%, 06/15/14	740	749
Denbury Resources
7.500%, 04/01/13	375	381
MarkWest Energy Partners
8.500%, 07/15/16 (A)	300	305
NRG Energy
7.250%, 02/01/14	380	376
PHI
7.125%, 04/15/13 (A)	300	287

		2,098

Financials — 7.9%
Bank of America
7.800%, 09/15/16	3,300	3,851
Citigroup
7.250%, 10/01/10	3,045	3,267
General Electric Capital
6.750%, 03/15/32	3,000	3,397
Global Cash Access LLC
8.750%, 03/15/12	420	442
Goldman Sachs
6.450%, 05/01/36	1,340	1,361
HSBC Finance
6.375%, 10/15/11	2,175	2,266
HSBC Holdings
6.500%, 05/02/36	700	740
International Lease Finance
5.000%, 04/15/10	875	861
JPMorgan Chase Capital
5.875%, 03/15/35	1,925	1,831
Kaupthing Bank
7.125%, 05/19/16 (A)	825	848
KeyBank
5.800%, 07/01/14	800	812
Lehman Brothers Holdings (MTN)
5.750%, 05/17/13	600	608
Merrill Lynch
6.050%, 05/16/16	1,250	1,290
Morgan Stanley Dean Witter
5.300%, 03/01/13	1,645	1,628
MUFG Capital Finance 1
6.346%, 07/25/16 (C)	725	727
Residential Capital
6.500%, 04/17/13	1,100	1,111

Allegiant Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
UBS Preferred Funding Trust V
6.243%, 05/15/16 (C)	$550	$562
USB Capital IX
6.189%, 04/15/11 (C)	660	663
Wachovia Capital Trust III
5.800%, 08/29/49# (C)	925	922

		27,187

Industrials — 1.0%
Ball
6.625%, 03/15/18	200	193
Caterpillar
6.050%, 08/15/36 (B)	925	956
D.R. Horton
6.875%, 05/01/13	350	355
K. Hovnanian Enterprises
8.625%, 01/15/17#	950	932
Stanley Works Capital Trust I
5.902%, 12/01/45 (C)	750	702
Terex
9.250%, 07/15/11	390	413

		3,551

Insurance — 1.4%
American General Finance (MTN)
3.875%, 10/01/09	805	775
Assurant
6.750%, 02/15/34	950	986
ING Groep NV
5.775%, 12/29/49# (C)	1,500	1,492
Protective Life Secured Trust
4.850%, 08/16/10	950	937
W.R. Berkley
6.150%, 08/15/19	835	827

		5,017

Media — 0.4%
DIRECTV Group
8.375%, 03/15/13	261	275
Echostar DBS
6.625%, 10/01/14	500	482
Lin Television
6.500%, 05/15/13	255	237
Sinclair Broadcast Group
8.750%, 12/15/11	285	299

		1,293

Real Estate Investment Trusts — 0.4%
iStar Financial
5.875%, 03/15/16	1,280	1,267

Technology — 0.1%
Sungard Data Systems
10.250%, 08/15/15	300	308

Telecommunications — 1.2%
British Telecom
8.875%, 12/15/30	1,000	1,294
GTE
6.940%, 04/15/28	1,660	1,686
Telecom Italia Capital SA
5.250%, 11/15/13	1,085	1,035

		4,015

Transportation — 0.4%
FedEx
6.720%, 01/15/22	1,347	1,440

Utilities — 1.0%
AEP Texas Central
6.650%, 02/15/33	965	1,015
MidAmerican Energy Holdings
6.125%, 04/01/36# (A)	1,500	1,486
Tampa Electric
6.550%, 05/15/36	925	975

		3,476

Total Corporate Bonds
(Cost $59,801)		59,680

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Federal Home Loan Bank — 4.4%
6.500%, 08/15/07	3,800	3,843
4.750%, 03/14/08	11,300	11,247

		15,090

Federal Home Loan Mortgage Corporation — 0.0%
4.000%, 08/17/07	95	94

Federal National Mortgage Association — 0.5%
4.750%, 08/03/07	1,725	1,717

Total U.S. Government Agency Obligations
(Cost $16,939)		16,901

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	4,100	3,934
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.400%, 07/15/44# (C)	5,300	5,240
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	4,500	4,423
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	3,834
Fannie Mae, Series 2005-87, Cl NH
5.000%, 10/25/25	9,750	9,149
First Horizon Mortgage Trust, Series 2004-4, Cl 2A3
4.500%, 07/25/19	4,294	3,966
Residential Funding Mortgage Securities, Series 2004-S6, Cl 3A2
4.500%, 06/25/19	7,200	6,594
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.733%, 07/25/34 (C)	4,000	3,839

Total Collateralized Mortgage Obligations
(Cost $41,304)		40,979

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 8.0%
Federal Home Loan Mortgage Corporation — 0.0%
8.750%, 05/01/08 (D)	$—	$—
7.500%, 12/01/10	1	1

		1

Federal National Mortgage Association — 8.0%
5.500%, 09/01/17	4,555	4,550
5.000%, 06/01/20	5,107	5,004
4.877%, 04/01/35 (C)	9,432	9,266
4.500%, 09/01/35	9,563	8,911

		27,731

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $28,407)		27,732

ASSET BACKED SECURITIES — 5.3%
Automotive — 1.0%
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	3,325	3,277

Credit Cards — 3.4%
Bank One Issuance Trust, Series 2002-A1, Cl A1
5.440%, 01/15/10 (C)	5,000	5,007
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	6,700	6,734

		11,741

Other — 0.9%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,216

Total Asset Backed Securities
(Cost $18,126)		18,234

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.0%
Thirty-Seventh FHA Insurance Project
7.430%, 05/01/22 (B) (E)	46	46

(Cost $ 46)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	10,346,136	10,346

(Cost $10,346)
Total Investments Before Collateral for Loaned Securities – 99.6%
(Cost $344,740)		344,541

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 30.7%
Master Notes — 9.4%
Bank of America
5.383%, 09/01/06	$12,500	12,500
Bear Stearns
5.463%, 09/06/06	10,000	10,000
JPMorgan Securities
5.393%, 09/15/06	10,000	10,000

		32,500

Medium Term Notes — 3.6%
First Tennessee Bank
5.339%, 04/18/07 (C)	7,500	7,503
Natexis Banque NY
5.375%, 05/08/07 (C)	5,000	5,000

		12,503

Repurchase Agreements — 17.7%
Bank of America
5.360%, 09/01/06	6,109	6,109
Bear Stearns
5.363%, 09/01/06	15,000	15,000
5.413%, 09/01/06	15,000	15,000
Lehman Brothers
5.363%, 09/01/06	25,000	25,000

		61,109

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $106,112)		106,112

TOTAL INVESTMENTS — 130.3%
(Cost $450,852)*		450,653

Other Assets & Liabilities – (30.3)%		(104,884)

TOTAL NET ASSETS — 100.0%		$345,769

*	Aggregate cost for Federal income tax purposes is (000) $451,370.

Gross unrealized appreciation (000)	$2,175
Gross unrealized depreciation (000)	(2,892)

Net unrealized depreciation (000)	$(717)

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $103,597.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $4,982 and represents 1.4% of net assets as of August 31, 2006.

(B)	Illiquid Security. Total market value of illiquid securities is (000) $1,146 and represents 0.3% of net assets as of August 31, 2006.

(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

(D)	Par and Value are less than $500

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.

Cl	— Class

FHA	— Federal Housing Authority

LLC	— Limited Liability Company

MTN	— Medium Term Note

Allegiant Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

Foreign Currency Exchange Contracts:

Settlement Month	Type	Contracts to Receive (000)		In Exchange For (000)	Contracts at Value (000)	Unrealized Depreciation (000)
09/06	Buy	JPY	720,000	$6,172	$6,158	$(14)

JPY — Japanese Yen

Total Return Swap Agreement:

	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Agreement with Lehman Brothers to receive monthly total returns on Lehman High Yield Index and pay monthly a floating rate based on 1–month LIBOR minus 0.35%	10/01/06	$5,000	$—

Assets in an amount at least equal to the Notional Cost Amount of the Total Return Swap Agreement have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Ultra Short Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 25.1%
Automotive — 17.8%
BMW Vehicle Owner Trust, Series 2005-A, Cl A3
4.040%, 02/25/09	$2,050	$2,035
Capital Auto Receivables Asset Trust, Series 2003-1, Cl A3A
2.750%, 04/16/07	88	87
Carmax Auto Owner Trust, Series 2005-2, Cl A2
4.100%, 05/15/08	1,368	1,365
DaimlerChrysler Auto Trust, Series 2005-B, Cl A3
4.040%, 09/08/09	2,000	1,982
Nissan Auto Receivables Owner Trust, Series 2004-B, Cl A3
3.350%, 05/15/08	1,330	1,320
Nissan Auto Receivables Owner Trust, Series 2005-A, Cl A3
3.540%, 10/15/08	1,925	1,909
USAA Auto Owner Trust, Series 2004-3, Cl A3
3.160%, 02/17/09	1,240	1,229
Wachovia Auto Owner Trust, Series 2005-A, Cl A3
4.060%, 09/21/09	2,250	2,228
WFS Financial Owner Trust, Series 2003-3, Cl A4
3.250%, 05/20/11	1,574	1,551
World Omni Auto Receivables Trust, Series 2004-A, Cl A3
3.290%, 11/12/08	1,121	1,114
World Omni Auto Receivables Trust, Series 2005-A, Cl A3
3.540%, 06/12/09	1,822	1,803

		16,623

Credit Cards — 4.8%
Bank One Issuance Trust, Series 2002-A3, Cl A3
3.590%, 05/17/10	2,000	1,966
Citibank Credit Card Issuance Trust, Series 2004, Cl A1
2.550%, 01/20/09	2,500	2,475

		4,441

Energy — 1.5%
Peco Energy Transition Trust, Series 1999-A6, Cl A
6.050%, 03/01/09	1,410	1,413

Mortgage Related — 0.7%
Mellon Residential Funding, Series 2001-HEIL, Cl A4
6.872%, 02/25/21 (A)	695	693

Utilities — 0.3%
Oncor Electric Delivery, Transition Bond, Series 2003-1, Cl A1
2.260%, 02/15/09	315	311

Total Asset Backed Securities
(Cost $23,521)		23,481

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.6%
Bank of America Mortgage Securities, Series 2003-A, Cl 1A1
6.484%, 02/25/33 (B)	46	46
Chase Mortgage Finance, Series 2004-S3, Cl 2A1
5.250%, 03/25/34	2,162	2,145
Credit Suisse First Boston Mortgage Securities, Series 2004-C1, Cl A2
3.516%, 01/15/37	2,000	1,936
Fannie Mae, Series 2002-61, Cl PE
5.500%, 05/25/16	2,041	2,037
Fannie Mae, Series 2003-35, Cl MB
4.500%, 06/25/13	3,161	3,135
Fannie Mae, Series 2003-60, Cl PA
3.500%, 04/25/19	1,516	1,485
Fannie Mae, Series 2005-51, Cl PA
5.500%, 01/25/25	2,409	2,410
Freddie Mac, Series 2513, Cl JC
5.000%, 06/15/14	1,788	1,782
Freddie Mac, Series 2527, Cl BN
5.000%, 02/15/16	1,818	1,803
Freddie Mac, Series 2660, Cl MH
3.500%, 05/15/18	351	349
Freddie Mac, Series 2701, Cl OJ
2.750%, 01/15/11	117	117
Freddie Mac, Series 2707, Cl OK
3.500%, 05/15/10	204	203
Freddie Mac, Series 2714 Cl CK
4.000%, 06/15/24	1,075	1,060
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	179	174
Washington Mutual, Series 2002-AR10, Cl A6
4.816%, 10/25/32 (B)	1,532	1,521

Total Collateralized Mortgage Obligations
(Cost $20,322)		20,203

U.S. TREASURY OBLIGATIONS — 18.7%
U.S. Treasury Notes
4.375%, 01/31/08#	1,960	1,947
3.750%, 03/31/07#	5,000	4,962
3.625%, 06/30/07#	8,410	8,315
3.250%, 08/15/08#	2,315	2,251

Total U.S. Treasury Obligations
(Cost $17,498)		17,475

CORPORATE BONDS — 13.9%
Automotive — 0.3%
DaimlerChrysler NA Holdings
5.486%, 03/07/07 (B)	315	315

Energy — 0.8%
Conoco Funding
5.450%, 10/15/06	700	700

Financials — 10.8%
Bank of America
6.625%, 08/01/07	887	895
Bear Stearns
5.635%, 04/29/08 (B)	500	502

Allegiant Ultra Short Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Citigroup
5.549%, 11/01/07 (B)	$1,000	$1,002
General Electric Capital
4.125%, 03/04/08	1,565	1,541
International Lease Finance
5.750%, 10/15/06	675	675
John Deere Capital
5.125%, 10/19/06	650	650
JPMorgan Chase
6.700%, 11/01/07	1,250	1,264
Keycorp (MTN)
2.750%, 02/27/07	830	818
SLM (MTN)
3.625%, 03/17/08 (B)	865	844
UBS Paine Webber Group
7.625%, 10/15/08	740	781
US Bancorp
6.875%, 09/15/07	460	465
Wells Fargo (MTN)
6.750%, 10/01/06	650	650

		10,087

Real Estate Investment Trusts — 0.9%
EOP Operating
7.750%, 11/15/07	575	590
Simon Property Group LP
6.375%, 11/15/07	250	252

		842

Utilities — 1.1%
Consolidated Natural Gas
5.375%, 11/01/06	675	675
MidAmerican Energy Holdings
4.625%, 10/01/07	400	397

		1,072

Total Corporate Bonds
(Cost $13,069)		13,016

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.6%
Federal Home Loan Mortgage Corporation — 6.5%
4.625%, 02/21/08	6,100	6,061

Federal National Mortgage Association — 8.1%
2.375%, 02/15/07 #	7,660	7,558

Total U.S. Government Agency Obligations
(Cost $13,631)		13,619

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.2%
Federal National Mortgage Association — 5.2%
5.500%, 12/01/11	2,486	2,488
5.157%, 01/01/36 (B)	2,446	2,429

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $4,968)		4,917

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.3%
Allegiant Money Market Fund, Class I†	2,159,825	2,160

(Cost $2,160)
Total Investments Before Collateral for Loaned Securities — 101.4%
(Cost $95,169)		94,871

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 27.4%
Master Notes — 8.0%
Bank of America
5.383%, 09/01/06	$2,500	2,500
Bear Stearns
5.463%, 09/06/06	2,500	2,500
JPMorgan Securities
5.393%, 09/15/06	2,500	2,500

		7,500

Repurchase Agreements — 19.4%
Bank of America
5.360%, 09/01/06	8,094	8,094
Bear Stearns
5.413%, 09/01/06	5,000	5,000
Lehman Brothers
5.363%, 09/01/06	5,000	5,000

		18,094

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $25,594)		25,594

TOTAL INVESTMENTS — 128.8%
(Cost $120,763)*		120,465

Other Assets & Liabilities – (28.8)%		(26,935)

TOTAL NET ASSETS — 100.0%		$93,530

*	Aggregate cost for Federal income tax purposes is (000) $120,795.

Gross unrealized appreciation (000)	$93
Gross unrealized depreciation (000)	(423)

Net unrealized depreciation (000)	$(330)

†	See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $24,979.

(A)	Stepped Coupon Bond — the rate shown is the rate in effect on August 31, 2006.

(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2006.

Cl — Class

MTN — Medium Term Note

See Notes to Schedules of Investments.

Allegiant Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.6%
Alaska — 1.0%
Anchorage (GO)(MBIA)
5.000%, 07/01/14	$1,100	$1,189

Arizona — 1.4%
Tucson Street & Highway User Authority
(RB) Series A (MBIA)
7.000%, 07/01/11	1,500	1,722

California — 0.3%
Foothill/Eastern Corridor Capital Appreciation
(RB) (ETM) (FSA)
4.894%, 01/01/29 (A)	1,000	359

Colorado — 1.6%
Colorado Water Resource Power Development
Authority (RB) Series A
6.300%, 09/01/14	35	35
El Paso County Colonial Falcon School District
Number 49, Prerefunded 12/01/11 @ 100
(GO) (FGIC)
5.750%, 12/01/15	1,665	1,833

		1,868

Connecticut — 0.9%
Connecticut State (GO) Series B
5.500%, 03/15/11	1,000	1,079

Florida — 4.9%
Florida Board of Education (GO) (ETM)
9.125%, 06/01/14	135	180
Florida Board of Education Capital Outlay
(GO) Series D
5.750%, 06/01/22	1,000	1,075
Gulf Breeze Capital Funding
(RB) Series A (MBIA) (VRDN)
3.800%, 12/01/17	1,000	1,093
Hillsborough County Capital Improvement, Mosi
& County Center Project (RB) (MBIA)
5.000%, 07/01/16	1,750	1,910
Orlando & Orange County Expressway Authority
(RB) Series A (AMBAC)
5.250%, 07/01/16	1,500	1,628

		5,886

Georgia — 6.2%
Atlanta Water & Waste Water Authority
(RB) Series A (FGIC)
5.500%, 11/01/13	2,000	2,211
Fulton County Development Authority, Georgia
Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,917
Georgia Municipal Electric Authority
(RB) Series X (MBIA)
6.500%, 01/01/12	2,000	2,170
Georgia State (GO) Series B
6.650%, 03/01/09	1,000	1,074

		7,372

Hawaii — 1.8%
Honolulu City & County (GO) Series C (MBIA)
5.000%, 07/01/20	2,000	2,138

Illinois — 7.2%
Champaign County Community United School
District Number 116 Urbana (GO) (FGIC)
5.375%, 01/01/15	1,735	1,920
Chicago (GO) Series A (MBIA)
5.500%, 01/01/14	160	172
Chicago, Prerefunded 01/01/11 @ 101
(GO) Series A (MBIA)
5.500%, 01/01/14	740	802
Illinois Highway Toll Authority
(RB) Series A (FSA)
5.500%, 01/01/13	1,000	1,098
Illinois Sales Tax Program (RB) Series Q
6.000%, 06/15/12	1,000	1,091
Illinois State (GO) (FGIC)
5.500%, 02/01/16	1,000	1,086
Lake County Community Consolidated School
District Number 50, Prerefunded 12/01/08 @
100 (GO) Series A (FGIC)
6.000%, 12/01/20	1,000	1,052
Lake County Community Consolidated School
District Number 50, Woodland (GO) (FSA)
5.000%, 01/01/19	1,280	1,378

		8,599

Indiana — 11.1%
Ball State University, Housing and Dining System
(RB) (FSA)
5.000%, 07/01/21	2,190	2,334
East Chicago Elementary School Building
Corporation, First Mortgage (RB)
6.250%, 01/05/16	1,750	1,955
Fort Wayne South Side School Building
Corporation, First Mortgage (RB) (FSA)
4.750%, 07/15/11	500	511
Hammond Multi-School Building Corporation,
First Mortgage (RB) Series B (ETM)
6.000%, 01/15/18	1,000	1,155
Indiana Transportation Finance Authority
(RB) Series C (FGIC)
5.500%, 12/01/15	1,000	1,127
Indiana University (RB) Series 0 (FGIC)
5.000%, 08/01/21	1,375	1,449
Indianapolis Local Improvement Project
(RB) Series D (AMBAC)
5.375%, 02/01/17	1,250	1,322
Wawasee Community School Corporation
(RB) (FSA)
5.000%, 07/15/18	1,000	1,093
Westfield High School Building
Corporation (RB) (FSA)
5.000%, 07/15/18	2,135	2,315

		13,261

Massachusetts — 4.6%
Massachusetts Bay Transportation Authority, General Transportation Systems Project, Prerefunded 03/01/09 @ 101 (RB) Series A (FGIC)
5.500%, 03/01/15	1,500	1,582

Allegiant Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Massachusetts — continued
Massachusetts Bay Transportation Authority,
General Transportation Systems Project
(RB) Series A
5.800%, 03/01/11	$1,000	$1,088
5.750%, 03/01/18	655	661
Massachusetts, Prerefunded 08/01/12 @ 100
(GO) Series D (MBIA)
5.375%, 08/01/20	2,000	2,174

		5,505

Michigan — 3.3%
Byron Center Public School (GO) (MBIA)
8.250%, 05/01/08	1,380	1,481
Grand Valley State University, Prerefunded
12/01/10 @ 100 (RB) (FGIC)
5.750%, 12/01/14 (B)	1,055	1,144
Michigan Municipal Bond Authority
(RB) Series A
5.250%, 06/01/12	1,170	1,263

		3,888

Missouri — 0.9%
Missouri Environmental Improvement Authority,
Revolving Fund Program (RB) Series B
5.500%, 07/01/16	1,000	1,136

Nevada — 1.8%
Clark County School District, Prerefunded
12/15/11 @ 100 (GO) Series F (FSA)
5.500%, 06/15/17	1,000	1,089
Nevada (GO) Series A-1
6.000%, 05/15/09	1,000	1,060

		2,149

New Jersey — 0.9%
New Jersey State Transportation Trust Fund
Authority, Transportation System
(RB) Series B (FGIC)
5.250%, 12/15/14	1,000	1,101

New Mexico — 1.2%
New Mexico Finance Authority (RB) (MBIA)
5.000%, 06/15/19	1,310	1,409

New York — 2.2%
Buffalo Sewer Authority (RB) Series F (FGIC)
6.000%, 07/01/13	1,300	1,481
New York State Power Authority,
Prerefunded 01/01/10 @ 100 (RB)
7.000%, 01/01/18	1,000	1,108

		2,589

North Carolina — 1.0%
Iredell County, Iredell County School Project
(COP) (AMBAC)
5.000%, 06/01/14	1,140	1,241

Ohio — 7.1%
Butler County Transportation Improvement,
Prerefunded 04/01/08 @ 102
(RB) Series A (FSA)
6.000%, 04/01/10	1,000	1,056
5.500%, 04/01/09	1,150	1,206
Cleveland Public Power Systems, First Mortgage
(RB) Series 1 (MBIA)
6.000%, 11/15/10	995	1,084
Cleveland Water Works, First Mortgage
(RB) Series G (MBIA)
5.500%, 01/01/09	1,000	1,042
Delaware County Capital Facilities,
Prerefunded 12/01/10 @ 101 (GO)
6.000%, 12/01/12	545	601
Massillon (GO) (AMBAC)
5.500%, 12/01/18	405	444
Ohio Department of Administrative Services
Office Project (COP) (AMBAC)
5.000%, 12/15/12	710	737
Ohio Housing Finance Agency, Single-Family
Housing Mortgage, Prerefunded 01/15/13 @
81.88 (RB) (FGIC)
6.399%, 01/15/15 (A)	1,340	854
Ohio State Air Quality Development Authority,
Ohio Edison Project (RB) Series C
(LOC–Wachovia Bank) (VRDN)
3.450%, 06/01/23	400	400
Perrysburg Exempted Village School District
(GO)
5.350%, 12/01/25	1,000	1,059

		8,483

Oklahoma — 2.3%
Grand River Dam Authority (RB) (AMBAC)
6.250%, 06/01/11	2,500	2,778

Pennsylvania — 0.7%
State Public School Building Authority,
Montgomery County Community College
Project (RB)
4.600%, 05/01/12	160	167
Westmoreland County Capital Appreciation
(RB) Series A (MBIA)
5.041%, 08/15/23 (A)	1,345	629

		796

South Carolina — 2.0%
Charleston County Public Improvement (GO)
6.000%, 09/01/09	1,000	1,068
South Carolina State Public Service Authority
(RB) Series B (MBIA)
5.000%, 01/01/19	1,200	1,292

		2,360

South Dakota — 1.2%
South Dakota State Building Authority
(RB) Series A (MBIA)
5.000%, 09/01/10	1,375	1,443

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Tennessee — 4.9%
Memphis Electrical System (RB) Series A (MBIA)
5.000%, 12/01/11	$2,000	$2,127
Nashville & Davidson County Metropolitan
Government (GO)
6.000%, 12/01/10	1,500	1,638
Shelby County (GO) Series B
5.200%, 12/01/09	2,000	2,028

		5,793

Texas — 13.7%
Alamo Community College District (GO) Series
A (MBIA)
5.000%, 08/15/18	1,405	1,515
Austin Water & Wastewater System (RB) (MBIA)
5.000%, 11/15/17	1,430	1,555
Austin Water & Wastewater System
(RB) Series A (AMBAC)
5.500%, 11/15/14	1,000	1,118
Comal Independent School District
(GO) (PSF-GTD)
5.500%, 02/01/19	500	534
Conroe Independent School District (GO)
5.500%, 02/15/15	195	204
Conroe Independent School District,
Prerefunded 02/15/09 @ 100 (GO)
5.500%, 02/15/15	2,305	2,408
Houston (GO) Series E (AMBAC)
5.000%, 03/01/15	1,500	1,623
Houston Water & Sewer System, Prerefunded
12/01/11 @ 100 (RB) Series A (FSA)
5.500%, 12/01/13	700	760
Houston Water & Sewer System
(RB) Series A (FSA)
5.500%, 12/01/13	800	872
Lewisville Independent School District (GO)
(PSF-GTD)
5.000%, 08/15/16	1,000	1,088
Robinson Independent School District
(GO) (PSF-GTD)
5.750%, 08/15/12	575	609
Texas State Water Financial Assistance (GO)
5.500%, 08/01/17	1,125	1,209
United Independent School District, Prerefunded
08/15/12 @ 100 (GO) (PSF-GTD)
5.375%, 08/15/16	1,585	1,728
Williamson County, Prerefunded 02/15/12 @ 100
(GO) (FSA)
5.500%, 02/15/16	1,000	1,090

		16,313

Utah — 1.8%
Intermountain Power Agency (RB) Series E (FSA)
6.250%, 07/01/09	2,000	2,136

Vermont — 1.7%
Vermont Educational & Health Buildings
Financing Authority, Middlebury College
Project (RB)
5.500%, 11/01/16	2,000	2,045

Virginia — 1.8%
Virginia College Building Authority, Higher
Education Financing Program (RB) Series A
5.000%, 09/01/15	$1,975	$2,157

Washington — 6.1%
King County School District Number 406
South Central (GO) (FSA)
5.000%, 12/01/17	2,000	2,154
King County School District Number 412
Shoreline (GO) (FSA)
5.250%, 12/01/17	1,000	1,096
Seattle Municipal Light & Power (RB)
5.625%, 12/01/18	2,000	2,134
Washington State (GO) Series D (AMBAC)
5.000%, 01/01/15	1,700	1,845

		7,229

Wisconsin — 4.0%
Milwaukee (GO) Series B10 (AMBAC)
5.000%, 02/15/18	2,485	2,678
Wisconsin State (GO) Series 2 (MBIA)
5.000%, 05/01/13	2,000	2,151

		4,829

Total Municipal Bonds
(Cost $115,105)		118,853

Allegiant Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Tax-Exempt Money Market Fund, Class I†	1,102,737	$1,103
(Cost $1,103)

TOTAL INVESTMENTS — 100.5%
(Cost $116,208)*		119,956

Other Assets & Liabilities – (0.5)%		(610)

TOTAL NET ASSETS — 100.0%		$119,346

*	Aggregate cost for Federal income tax purposes is (000) $115,906.

Gross unrealized appreciation (000)	$4,078
Gross unrealized depreciation (000)	(28)

Net unrealized appreciation (000)	$4,050

†	See Note 3 in Notes to Schedules of Investments.

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

(B)	Illiquid Security. Total market value of illiquid securities is (000) $1,144 and represents 1.0% of net assets as of August 31, 2006.

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PSF-GTD — Public School Fund - Guaranteed

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2006, and the date shown is the final maturity date, not the next reset or put date.

Assets in an amount at least equal to the market value of when-issued securities have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Michigan Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.8%
Michigan — 96.4%
Anchor Bay School District (GO) Series II (FGIC)
6.125%, 05/01/11	$350	$386
Byron Center Public School (GO) (MBIA)
8.250%, 05/01/09	1,380	1,538
Central Michigan University (RB) (FGIC)
5.000%, 10/01/18	1,000	1,024
Chippewa Valley School District, Prerefunded 05/01/12 @ 100 (GO)
5.500%, 05/01/16	1,000	1,093
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	1,600	1,775
Detroit Sewer Disposal System (RB) Series B (MBIA)
6.000%, 07/01/09	1,000	1,063
6.000%, 07/01/10	1,380	1,494
Detroit Water Supply System (RB) (FGIC)
6.500%, 07/01/15	1,000	1,193
Detroit Water Supply System (RB) Series A (MBIA)
6.000%, 07/01/13	1,000	1,135
Detroit Water Supply System (RB) Series B (MBIA)
5.550%, 07/01/12	2,000	2,189
East Lansing Public Schools (GO) Series B (MBIA)
5.000%, 05/01/20	1,750	1,864
Forest Hills Public Schools (GO)
5.000%, 05/01/12	1,000	1,065
Goodrich Area School District (GO) Series A (FSA)
5.750%, 05/01/12	1,020	1,128
Grand Ledge Public School District (GO) (MBIA)
5.450%, 05/01/11	1,250	1,347
Grand Rapids Building Authority (RB)
5.000%, 04/01/15	1,570	1,703
Grand Rapids Community College (GO) (FSA)
5.000%, 05/01/17	1,315	1,430
Grand Rapids Sanitation & Sewer Systems (RB) Series A (FGIC)
5.375%, 01/01/16	1,535	1,717
Grand Valley State University, Prerefunded
12/01/10 @ 100 (RB) (FGIC)
5.750%, 12/01/14	350	379
Hartland School District, Prerefunded 05/01/10 @ 100 (GO) (FGIC)
6.000%, 05/01/12	1,325	1,433
Haslett Public School District (GO) (MBIA)
5.000%, 05/01/15	1,030	1,121
Ingham County Building Authority (GO) (MBIA)
5.000%, 07/01/16	1,010	1,095
Jenison Public Schools (GO) (FGIC)
5.250%, 05/01/12	1,000	1,080
Kalamazoo Hospital Finance Authority, Borgess Medical Center (RB) (ETM) Series A (FGIC)
6.125%, 07/01/07	520	524
Kalamazoo Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,088
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	5,000	5,540
Lake Orion Community School District (GO) (MBIA)
5.000%, 05/01/20	1,000	1,075
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	1,130	1,216
Lansing Community College, College Building & Site (GO) (AMBAC)
5.000%, 05/01/16	1,000	1,092
Michigan Municipal Bond Authority (RB) Series A
5.250%, 06/01/12	400	432
Michigan State Building Authority, Facilities Program (RB) Series II (AMBAC)
5.000%, 10/15/15	2,350	2,563
Michigan State Environmental Protection Program (GO)
6.250%, 11/01/12	3,250	3,574
Michigan State Hospital Finance Authority, Harper-Grace Hospitals (RB) (ETM)
7.125%, 05/01/09	430	452
Michigan State Hospital Finance Authority, Henry Ford Health System (RB) (ETM) (AMBAC)
6.000%, 09/01/11	500	550
6.000%, 09/01/12	2,000	2,232
Michigan State Hospital Finance Authority (RB) (ETM) Series P (MBIA)
5.375%, 08/15/14	285	304
Michigan State Strategic Fund Limited Obligation, Detroit Edison Project (RB) Series AA (FGIC)
6.950%, 05/01/11	2,000	2,274
Michigan State Strategic Fund Limited Obligation, Detroit Edison Project (RB) Series BB (MBIA)
7.000%, 07/15/08	3,000	3,178
Michigan State Trunk Line (RB) (FSA)
5.250%, 11/01/16	1,170	1,307
Michigan State Trunk Line (RB) Series A (MBIA)
5.250%, 11/01/15	2,000	2,221
Mona Shores School District (GO) (FGIC)
6.750%, 05/01/09	2,075	2,234
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,112
Oakland County Economic Development Authority, Cranbrook Community Project (RB)
5.000%, 11/01/17	4,550	4,697
Paw Paw Public School District (GO) (FGIC)
6.500%, 05/01/09	1,000	1,041
Plainwell Community Schools (GO) (FSA)
5.000%, 05/01/18	1,000	1,076
Troy City School District (GO) (MBIA)
5.000%, 05/01/14	1,525	1,653
5.000%, 05/01/17	1,175	1,278

Allegiant Michigan Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Michigan — continued
Utica Community Schools, School Building and Site (GO)
5.500%, 05/01/17	$500	$552
Warren Woods Public Schools (GO) (FSA)
5.000%, 05/01/17	1,645	1,789
West Branch Rose City Area School District (GO) (FSA)
5.000%, 05/01/19	1,030	1,100
Western School District (GO) (MBIA)
5.900%, 05/01/10	1,680	1,810

		76,216

Puerto Rico — 2.4%
Commonwealth of Puerto Rico Infrastructure Financing Authority (RB) Series C (AMBAC)
5.500%, 07/01/16	100	114
5.500%, 07/01/17	700	800
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	850	967

		1,881

Total Municipal Bonds
(Cost $74,013)		78,097

	Number of Shares
MONEY MARKET FUND — 0.2%
JPMorgan Michigan Municipal Money Market Fund	205,207	205
(Cost $205)

TOTAL INVESTMENTS — 99.0%
(Cost $74,218)*		78,302

Other Assets & Liabilities – 1.0%		766

TOTAL NET ASSETS — 100.0%		$79,068

*	Aggregate cost for Federal income tax purposes is (000) $74,035.

Gross unrealized appreciation (000)	$4,270
Gross unrealized depreciation (000)	(3)

Net unrealized appreciation (000)	$4,267

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

See Notes to Schedules of Investments.

Allegiant Ohio Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.8%
Ohio — 97.8%
Akron (GO) (ETM)
6.000%, 12/01/12	$1,000	$1,089
Akron Economic Development (RB) (MBIA)
6.000%, 12/01/12	935	1,052
5.750%, 12/01/09	1,680	1,755
Akron Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,645
Ashland City School District, Elementary Schools Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	256
5.000%, 12/01/08	250	257
Belle Fontaine City School District, Prerefunded
12/01/09 @ 101 (GO) (MBIA)
5.750%, 12/01/18	505	543
Bowling Green State University, Prerefunded
06/01/10 @ 101 (RB) (FGIC)
5.750%, 06/01/12	1,000	1,084
5.750%, 06/01/14	1,040	1,127
Brecksville-Broadview Heights City School District (GO) (FGIC)
6.500%, 12/01/16	1,750	1,796
Centerville Capital Facilities (GO) (MBIA)
5.650%, 12/01/18	45	45
Chesapeake-Union Exempted Village School District, Prerefunded 12/01/09 @ 102 (GO) (AMBAC)
6.250%, 12/01/22	1,000	1,099
Cincinnati City School District, Prerefunded
12/01/11 @ 100 (GO) (MBIA)
5.375%, 12/01/16	1,000	1,083
Cincinnati Water System (RB)
5.500%, 12/01/10	2,000	2,149
5.000%, 12/01/16	1,200	1,280
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,093
Cleveland Packaging Facilities (RB) (FSA)
5.250%, 09/15/20	1,220	1,376
Cleveland, Prerefunded 12/01/10 @ 101 (GO) (FGIC)
5.250%, 12/01/17	1,355	1,454
Cleveland Waterworks (RB) Series N (MBIA)
5.000%, 01/01/18	2,190	2,366
Cleveland Waterworks, Refunding & Improvement Project, Prerefunded 01/01/06 @ 102 (RB) Series H (MBIA)
5.625%, 01/01/13	35	36
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,380
Cuyahoga County (GO)
5.650%, 05/15/18	600	688
Cuyahoga County Economic Development Authority (RB) (LOC - Key Bank)
2.750%, 12/01/29	1,000	997
Cuyahoga County Hospital Facilities Authority, University Hospital Systems Health Project (RB) Series A (MBIA)
5.250%, 01/15/08	2,000	2,031
Delaware County, Prerefunded 12/01/10 @ 101 (GO)
6.000%, 12/01/13	575	634
Dublin City School District (GO) (MBIA)
5.000%, 12/01/18	1,000	1,083
Erie County Garbage & Refuse Landfill Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,452
Fairfield City School District Improvement (GO) (FGIC)
5.500%, 12/01/15	1,000	1,079
Forest Hills Local School District (GO) (MBIA)
6.000%, 12/01/08	1,210	1,272
6.000%, 12/01/09	830	889
Franklin County (GO)
5.000%, 12/01/15	1,875	2,050
5.000%, 12/01/16	1,000	1,090
Greater Cleveland Regional Transportation Authority, Prerefunded 12/01/11 @ 100 (GO) Series A (MBIA)
5.000%, 12/01/18	570	607
5.000%, 12/01/19	495	527
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,633
Groveport-Madison Local School District (GO)
2.200%, 12/01/06	1,008	1,001
Hamilton City School District (GO) (MBIA)
5.000%, 12/01/18	2,100	2,260
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,151
Hamilton County Sewer System (RB) Series A (MBIA)
5.000%, 12/01/17	1,500	1,621
Hamilton County Sewer System, Metropolitan Sewer District (RB) Series B (MBIA)
5.000%, 12/01/17	1,325	1,437
Hilliard (GO) (MBIA)
5.000%, 12/01/21	1,000	1,070
Indian Hill Exempted Village School District, Prerefunded 12/01/11 @ 100 (GO)
5.500%, 12/01/16	1,300	1,416
Lakota Local School District (GO) (FGIC)
5.500%, 12/01/15	1,245	1,407
5.500%, 12/01/16	1,380	1,571
5.000%, 12/01/12	1,000	1,043
Lebanon City School District, Prerefunded
12/01/11 @ 100 (GO) (FSA)
5.500%, 12/01/16	2,000	2,178
Licking County Joint Vocational School District (GO) (MBIA)
5.375%, 12/01/17	1,670	1,825
Lima City School District, Prerefunded 12/01/10 @ 102 (GO) (AMBAC)
5.500%, 12/01/22	1,000	1,092
Mad River Local School District (GO) (FGIC)
5.750%, 12/01/14	1,060	1,208
5.750%, 12/01/19	1,020	1,137
Mansfield City School District (GO)
6.250%, 12/01/07	1,000	1,032
6.250%, 12/01/09	1,000	1,079
Massillon (GO) (AMBAC)
5.500%, 12/01/18	1,000	1,096

Allegiant Ohio Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	$2,125	$2,363
5.000%, 09/01/15	1,695	1,850
Middletown (GO) (FGIC)
5.750%, 12/01/12	650	696
5.750%, 12/01/13	640	687
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,622
5.375%, 12/01/16	1,250	1,354
Montgomery County Solid Waste Authority (RB) (MBIA)
5.350%, 11/01/10	900	911
5.300%, 11/01/07	1,000	1,013
5.125%, 11/01/08	500	506
Oak Hills Local School District (GO) (MBIA)
5.650%, 12/01/07	350	359
Ohio Building Authority, Arts Facility Project (RB) Series A
5.500%, 04/01/16	1,000	1,070
Ohio Capital Corporation for Housing & Urban Development (RB) Series D (FHA)
5.350%, 02/01/09	625	642
Ohio Common School Capital Facility (GO) Series B
5.500%, 09/15/13	2,640	2,935
Ohio Conservation Projects (GO) Series A
5.250%, 09/01/16	1,600	1,705
Ohio Department of Administrative Services Office Project (COP) (AMBAC)
5.000%, 12/15/12	500	519
Ohio Housing Finance Agency, Single-Family Housing Mortgage (RB) Series A
6.375%, 04/01/17	5	5
Ohio Infrastructure Improvement, Prerefunded 02/01/10 @ 101 (GO) Series A
5.750%, 02/01/12	1,000	1,077
Ohio State Building Authority, Administration Building Fund Project (RB) Series A (FSA)
5.000%, 04/01/12	1,145	1,222
Ohio State Higher Education (GO) Series A
5.375%, 08/01/18	1,000	1,081
Ohio State Higher Education (GO) Series B
5.250%, 11/01/12	1,000	1,088
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series C
5.000%, 10/01/10	905	927
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	1,500	1,602
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,149
Ohio State Higher Educational Facilities Commission, University of Dayton (RB) (AMBAC)
5.500%, 12/01/11	2,500	2,722
Ohio State Higher Educational Facilities Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	1,987
Ohio State University General Receipts, Prerefunded 12/01/09 @ 101 (RB) Series A
5.750%, 12/01/13	615	660
Ohio State Water & Pollution Control Development Authority, Water Quality Loan Funding Project, Prerefunded 12/01/07 @ 101 (RB) (MBIA)
5.000%, 12/01/14	40	41
Ohio State Water Development Authority (RB)
5.250%, 06/01/11	1,650	1,768
Ohio State Water Development Authority, Drinking Water Assistance Fund (RB) Series B
5.000%, 06/01/15	1,345	1,464
5.000%, 12/01/15	1,260	1,376
Ohio State Water Development Authority, Fresh Water Project (RB) (ETM) (AMBAC)
5.600%, 06/01/07	1,500	1,524
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	2,121
Ohio State Water Development Authority, Pure Water Project (RB) (ETM) Series I (AMBAC)
7.250%, 12/01/08	175	181
Ohio Turnpike Commission Authority (RB) Series A (FGIC)
5.500%, 02/15/17	2,000	2,272
5.500%, 02/15/18	1,000	1,141
Ohio Turnpike Commission Authority (RB) Series B (FSA)
5.500%, 02/15/13	1,000	1,105
Olentangy Local School District, Prerefunded 06/01/12 @ 100 (GO) (FSA)
5.500%, 12/01/19	1,210	1,324
Olentangy Local School District, Unrefunded (GO) (FSA)
5.500%, 12/01/19	35	38
Ottawa County (GO) (MBIA)
5.400%, 09/01/11	500	526
Perrysburg Exempted Village School District (GO) Series B (FSA)
5.750%, 12/01/12	1,225	1,364
Princeton City School District (GO) (MBIA)
5.250%, 12/01/17	2,025	2,209
Richland County (GO) (AMBAC)
5.200%, 12/01/08	465	471
Sharonville (GO) (FGIC)
5.250%, 06/01/13	1,000	1,092
Southwest Licking Local School District (GO) (FGIC)
5.750%, 12/01/15	550	632
5.750%, 12/01/16	400	464
Springboro Sewer System (RB) (MBIA)
5.700%, 06/01/18	1,260	1,293
Strongsville City School District (GO) (MBIA)
5.200%, 12/01/09	670	702

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Summit County, Prerefunded 12/01/10 @ 101 (GO) (FGIC)
6.250%, 12/01/11	$1,235	$1,374
Teays Valley Local School District, Facilities Construction & Improvement (GO) (MBIA)
5.375%, 12/01/20	1,000	1,070
Teays Valley Local School District, Prerefunded 12/01/10 @ 100 (GO) (MBIA)
5.000%, 12/01/19	1,070	1,151
Troy City School District (GO) (FSA)
5.000%, 12/01/18	1,065	1,142
University of Cincinnati General Receipts (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,169
University of Cincinnati General Receipts (RB) Series T
5.500%, 06/01/11	1,110	1,196
Upper Arlington City School District (GO) (FSA)
5.000%, 12/01/15	2,000	2,179
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	486
Warrensville Height City School District (GO) (FGIC)
5.625%, 12/01/20	1,400	1,508
Washington County Hospital Facility Authority, Marietta Area Health Care Project (RB) (FSA)
5.375%, 09/01/18	1,500	1,578
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,466
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	882
Westerville (GO)
5.250%, 12/01/12	1,205	1,276
Wyoming City School District (GO) Series B (FGIC)
5.750%, 12/01/13	135	152
5.750%, 12/01/14	690	786
5.750%, 12/01/15	740	851
5.750%, 12/01/16	800	928
5.750%, 12/01/17	400	467

		143,142

Puerto Rico — 1.0%
Commonwealth of Puerto Rico Infrastructure Financing Authority (RB) Series C (AMBAC)
5.500%, 07/01/16	900	1,023
5.500%, 07/01/17	300	343

		1,366

Total Municipal Bonds (Cost $140,244)		144,508

AFFILIATED MONEY MARKET FUND — 0.3%
Allegiant Ohio Municipal Money Market Fund, Class I†	471,955	472

(Cost $472)
TOTAL INVESTMENTS — 99.1%
(Cost $140,716)*		144,980

Other Assets & Liabilities – 0.9%		1,340

TOTAL NET ASSETS — 100.0%		$146,320

*	Aggregate cost for Federal income tax purposes is (000) $140,710.

Gross unrealized appreciation (000)	$4,402
Gross unrealized depreciation (000)	(132)

Net unrealized appreciation (000)	$4,270

†	See Note 3 in Notes to Schedules of Investments.

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of participation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FHA — Federal Housing Authority

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Bond Insurance Association

RB — Revenue Bond

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.7%
Pennsylvania — 94.8%
Allegheny County Higher Education Authority,
Duquesne University Project (RB) (AMBAC)
6.500%, 03/01/10	$380	$415
Allegheny County Higher Education Authority,
Duquesne University Project (RB) (ETM)
Series A (AMBAC)
5.000%, 04/01/19	500	522
Allegheny County Port Authority, Prerefunded
03/01/09 @ 101 (RB) (MBIA)
6.250%, 03/01/17	685	735
Allegheny County Sewer Sanitation Authority
(RB) (MBIA)
5.750%, 12/01/09	225	240
Blair County (GO) Series A (AMBAC)
5.375%, 08/01/13	270	297
5.000%, 08/01/12	500	535
Blair County Hospital Authority, Altoona
Hospital Project (RB) Series A (AMBAC)
5.250%, 07/01/09	500	519
Bradford County School District (GO) (FGIC)
5.250%, 10/01/07	700	701
Central Dauphin School District (GO) (FSA)
5.000%, 12/01/20	1,000	1,062
Chester County, Prerefunded 06/15/08 @ 100
(GO)
5.100%, 06/15/18	1,000	1,026
Danville Area School District (GO) (FGIC)
5.000%, 05/15/11	545	577
Delaware County (GO)
5.125%, 11/15/16	425	434
Delaware River Port Authority, Pennsylvania &
New Jersey Bridges Project (RB) (FSA)
5.500%, 01/01/10	500	530
Erie County (GO) Series B (FGIC)
5.000%, 09/01/21	920	983
Garnet Valley School District (GO) (FGIC)
5.375%, 04/01/13	500	543
Gettysburg College Municipal Authority
(RB) (MBIA)
5.375%, 08/15/13	1,000	1,102
Hempfield Township Municipal Authority,
Westmoreland County (RB) (FSA)
5.000%, 09/01/16	1,550	1,684
Montgomery County (GO) Series B
5.250%, 10/15/17	1,465	1,640
Moon Area School District (GO) Series A (FGIC)
5.202%, 11/15/11 (A)	1,070	872
North Hills School District (GO) (FSA)
5.000%, 12/15/19	1,055	1,135
North Huntingdon Township (RB) (AMBAC)
5.500%, 04/01/15	1,025	1,096
North Wales Water Authority (RB) (FGIC)
5.000%, 11/01/13	400	407
Northampton County (GO)
5.125%, 08/15/17	255	266
Northampton County General Purpose Authority
(RB)
5.250%, 10/01/15	1,000	1,109
Northampton County, Prerefunded 08/15/09
@ 100 (GO)
5.125%, 08/15/17	480	501
Oxford Area School District, Prerefunded
02/15/12 @ 100 (GO) Series A (FGIC)
5.500%, 02/15/13	690	752
Parkland School District (GO) (FGIC)
5.375%, 09/01/14	1,000	1,113
Pennsylvania Convention Center Authority
(RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	3,000	3,568
Pennsylvania State, Prerefunded 08/01/08 @ 101
(GO) Second Series
5.000%, 08/01/15	1,000	1,036
Pennsylvania State Higher Educational Facilities
Authority, La Salle University Project
(RB) (MBIA)
5.625%, 05/01/17	500	506
Pennsylvania State Industrial Development
Authority, Economic Development Project
(RB) (AMBAC)
5.800%, 07/01/09	700	741
Pennsylvania State Intergovernmental Cooperative
Authority, Special Tax, City of Philadelphia
Funding Program (RB) (FGIC)
5.250%, 06/15/17	500	520
Pennsylvania State Turnpike Commission
(RB) Series A (FSA)
5.000%, 07/15/12	1,000	1,070
5.000%, 07/15/15	915	998
Pennsylvania State University (RB)
5.250%, 08/15/11	475	510
5.250%, 08/15/13	1,000	1,093
5.000%, 03/01/13	1,000	1,074
Perkiomen Valley School District (GO) (FSA)
5.000%, 02/01/17	100	102
Philadelphia Hospital Authority, Graduate
Hospital Project (RB) (ETM)
7.000%, 07/01/10	170	182
Philadelphia Parking Authority (RB) (AMBAC)
5.125%, 02/01/09	250	259
Philadelphia Redevelopment Authority,
Neighborhood Tranformation Project
(RB) Series A (FGIC)
5.000%, 04/15/09	320	331
Philadelphia Water & Waste Water Authority
(RB) (MBIA)
6.250%, 08/01/08	500	524
6.250%, 08/01/11	200	223
Pittsburgh Area School District
(GO) Series A (FSA)
5.250%, 09/01/12	2,000	2,170
Pittsburgh Public Parking Authority
(RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	1,014
Pittsburgh Water & Sewer Authority
(RB) (AMBAC)
5.000%, 12/01/14	185	197
Pittsburgh Water & Sewer Authority
(RB) Series A (FGIC)
5.000%, 09/01/18	570	583
Southeastern Transportation Authority
(RB) Series A (FGIC)
5.250%, 03/01/17	1,070	1,120

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
State Public School Building Authority, Delaware
County Community College Project,
Prerefunded 10/01/10 @ 100 (RB) (MBIA)
5.750%, 10/01/16	$150	$161
Tredyffrin-Easttown School District (GO)
5.000%, 02/15/15	500	544
Washington County Lease Authority, Special
Sub-Series (RB) (ETM)
7.875%, 12/15/18	1,000	1,367
West Whiteland Municipal Sewer Authority
(RB) (ETM)
6.400%, 09/15/13	240	266
York County (GO) (MBIA)
5.000%, 06/01/17	1,000	1,085
York County School of Technology (RB) (FGIC)
5.000%, 02/15/11	1,000	1,057

		43,097

Puerto Rico — 2.9%
Commonwealth of Puerto Rico (GO) (MBIA)
6.250%, 07/01/12	500	568
Commonwealth of Puerto Rico
(GO) Series A (FSA)
5.500%, 07/01/17	650	740

		1,308

Total Municipal Bonds
(Cost $42,846)		44,405

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.5%
Allegiant Pennsylvania Tax-Exempt Money Market Fund, Class I†	672,889	673

(Cost $673)
TOTAL INVESTMENTS — 99.2%
(Cost $43,519)*		45,078

Other Assets & Liabilities – 0.8%		356

TOTAL NET ASSETS — 100.0%		$45,434

*	Aggregate cost for Federal income tax purposes is (000) $43,483.

Gross unrealized appreciation (000)	$1,643
Gross unrealized depreciation (000)	(48)

Net unrealized appreciation (000)	$1,595

†	See Note 3 in Notes to Schedules of Investments.

(A) Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

See Notes to Schedules of Investments.

Allegiant Government Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.9%
Federal Farm Credit Bank — 4.1%
Federal Farm Credit Bank (FRN)
5.260%, 09/29/06	$15,000	$15,000
5.306%, 10/04/06	3,450	3,450
5.243%, 01/22/07	15,000	15,000
Federal Farm Credit Bank (MTN)
2.375%, 10/02/06	2,900	2,893
4.875%, 12/19/06	2,000	1,998

		38,341

Federal Home Loan Bank — 4.3%
Federal Home Loan Bank (FRN)
5.307%, 12/22/06	20,000	19,996
5.243%, 05/15/07	10,000	10,000
Federal Home Loan Bank (MTN)
2.875%, 09/15/06	250	250
2.625%, 10/16/06	5,000	4,985
4.420%, 10/26/06	250	250
3.750%, 01/16/07	4,585	4,561

		40,042

Federal Home Loan Mortgage Corporation — 10.5%
Federal Home Loan Mortgage Corporation (DN)
5.000%, 12/29/06 (A)	5,000	4,917
Federal Home Loan Mortgage Corporation (FRN)
5.350%, 12/27/06	5,600	5,599
Federal Home Loan Mortgage Corporation (MTN)
4.500%, 11/03/06	2,000	1,998
3.750%, 11/15/06	25,000	24,930
2.875%, 12/15/06	12,000	11,920
4.875%, 03/15/07	28,469	28,396
3.750%, 03/15/07	20,000	19,831

		97,591

Federal National Mortgage Association — 6.0%
Federal National Mortgage Association (FRN)
5.111%, 09/07/06	25,000	25,000
Federal National Mortgage Association (MTN)
4.375%, 10/15/06	9,900	9,893
3.000%, 11/22/06	10,000	9,951
3.250%, 12/21/06	5,649	5,616
3.500%, 12/28/06	5,000	4,972

		55,432

Total U.S. Government Agency Obligations
(Cost $231,406)		231,406

	Number of Shares
MONEY MARKET FUND — 1.0%
BlackRock Liquidity Funds FedFund
(Cost $ 9,497)	9,497,072	9,497

	Par (000)
REPURCHASE AGREEMENTS — 74.3%
Bank of America
5.280% (dated 08/31/06, due 09/01/06, repurchase price $224,032,853, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 5.000% to 6.593%, due 04/01/33 to 09/01/36, total market value $ 228,480,001)	$224,000	224,000
Deutsche Bank
5.290% (dated 08/31/06, due 09/01/06, repurchase price $223,032,769, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.691% to 5.900%, due 12/01/12 to 08/01/36, total market value $ 227,460,000)	223,000	223,000
Goldman Sachs
5.280% (dated 08/31/06, due 09/01/06, repurchase price $155,022,733, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 4.500% to 7.000%, due 03/01/15 to 06/01/36, total market value $ 158,100,001)	155,000	155,000
Greenwich Capital
5.280% (dated 08/31/06, due 09/01/06, repurchase price $90,013,200, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.825%, due 07/01/36, total market value $91,802,447)	90,000	90,000

Total Repurchase Agreements
(Cost $692,000)		692,000

TOTAL INVESTMENTS — 100.2%
(Cost $932,903)*		932,903

Other Assets & Liabilities – (0.2)%		(1,475)

TOTAL NET ASSETS — 100.0%		$931,428

*	Aggregate cost for Federal income tax purposes is (000) $932,913.

Gross unrealized appreciation (000)	$—
Gross unrealized depreciation (000)	(10)

Net unrealized depreciation (000)	$(10)

DN — Demand Note

FRN	— Floating Rate Note: the rate shown is the rate in effect on August 31, 2006, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

MTN — Medium Term Note

See Notes to Schedules of Investments.

Allegiant Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 50.1%
Banks — 1.0%
Westpac Banking
5.290%, 11/10/06	$30,000	$29,691

Finance-Automotive — 3.8%
DaimlerChrysler Revolving Auto Conduit
5.270%, 09/21/06	30,000	29,912
5.270%, 10/12/06	25,335	25,183
5.270%, 11/16/06	20,000	19,778
FCAR Owner Trust II
5.280%, 09/11/06	18,700	18,673
5.270%, 09/20/06	20,000	19,944

		113,490

Financial Conduits — 41.1%
Amstel Funding
5.370%, 09/22/06	30,000	29,906
5.280%, 11/22/06	17,400	17,191
Atlantis One Funding
5.260%, 10/23/06	30,000	29,772
5.290%, 11/14/06	30,000	29,674
5.260%, 11/28/06	20,000	19,743
Barton Capital
5.260%, 10/11/06	30,000	29,825
Cancara Asset Securitization
5.380%, 10/26/06	30,000	29,753
5.290%, 11/15/06	10,000	9,890
Ciesco
5.270%, 10/17/06	10,000	9,933
Clipper Receivables
5.280%, 11/08/06	30,000	29,701
CRC Funding LLC
5.350%, 09/20/06	20,000	19,943
5.260%, 10/16/06	6,000	5,960
Edison Asset Securitization LLC
5.330%, 09/15/06	30,000	29,938
5.260%, 11/28/06	30,000	29,614
Fountain Square Funding
5.360%, 09/12/06	12,242	12,222
5.300%, 11/13/06	30,000	29,678
Galaxy Funding
5.360%, 09/19/06	16,800	16,755
5.360%, 10/23/06	30,000	29,768
5.270%, 11/15/06	30,000	29,671
5.270%, 11/29/06	10,000	9,870
Gemini Securitization
5.265%, 09/20/06	20,000	19,944
5.380%, 10/24/06	25,000	24,802
5.390%, 10/30/06	30,000	29,735
Govco
5.270%, 11/20/06	20,000	19,766
Greyhawk Funding LLC
5.260%, 09/05/06	30,000	29,982
5.260%, 09/19/06	20,000	19,947
5.260%, 09/29/06	30,000	29,877
Liberty Street Funding
5.260%, 09/28/06	17,000	16,933
Market Street Funding
5.260%, 09/07/06	20,000	19,982
5.260%, 10/13/06	30,000	29,816
5.400%, 10/23/06	10,537	10,455
5.270%, 11/27/06	18,999	18,757
Mont Blanc Capital
5.260%, 09/21/06	20,000	19,942
5.290%, 11/15/06	30,000	29,669
New Center Asset Trust
5.350%, 09/05/06	30,000	29,982
5.270%, 10/02/06	30,000	29,864
Old Line Funding
5.380%, 09/12/06	20,000	19,967
5.270%, 10/03/06	30,000	29,859
5.260%, 10/12/06	15,000	14,910
5.265%, 10/25/06	15,000	14,882
Public Square Funding
5.280%, 09/01/06	60,000	60,000
Scaldis Capital LLC
5.380%, 10/23/06	32,000	31,751
5.275%, 11/27/06	30,000	29,618
Sheffield Receivables
5.310%, 09/07/06	25,000	24,978
5.260%, 09/29/06	16,247	16,180
Solitaire Funding
5.265%, 10/23/06	30,000	29,772
Three Pillars Funding
5.380%, 09/01/06	30,000	30,000
5.320%, 09/07/06	30,000	29,973
Three Rivers Funding
5.390%, 10/26/06	28,434	28,200
Variable Funding Capital
5.260%, 09/21/06	25,000	24,927

		1,213,277

Financial Services — 3.4%
Dexia Delaware LLC
5.260%, 11/21/06	30,000	29,645
HBOS Treasury Services
5.285%, 11/17/06	30,000	29,661
UBS Americas
5.290%, 09/21/06	20,000	19,941
UBS Finance
5.350%, 09/18/06	20,000	19,949

		99,196

Retail — 0.8%
Wal-Mart Funding
5.380%, 10/24/06	25,000	24,802

Total Commercial Paper
(Cost $1,480,456)		1,480,456

CORPORATE BONDS — 9.8%
Banks — 4.6%
American Express Bank (FRN)
5.284%, 10/25/06	15,000	15,000
5.340%, 08/10/07	30,000	30,000
Citigroup (FRN)
5.570%, 01/12/07	14,000	14,005
JPMorgan Chase (FRN) (MTN)
5.526%, 12/18/06	25,000	25,012
Wachovia Bank (FRN)
5.300%, 10/02/06	30,000	30,000
Wells Fargo (FRN)
5.419%, 09/15/06	22,650	22,651

		136,668

Allegiant Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financial Services — 5.2%
American Honda Finance (FRN)
5.470%, 09/11/06 (A)	$5,500	$5,500
General Electric Capital (FRN)
5.526%, 09/18/06	20,000	20,001
Goldman Sachs (FRN) (MTN)
5.660%, 10/27/06	15,000	15,004
Greenwich Capital (FRN)
5.366%, 10/05/06	35,000	35,000
Merrill Lynch (FRN) (MTN)
5.660%, 10/27/06	27,575	27,583
5.362%, 05/29/07	25,000	25,000
Morgan Stanley (FRN)
5.530%, 02/15/07	25,000	25,015

		153,103

Total Corporate Bonds
(Cost $289,771)		289,771

CERTIFICATES OF DEPOSIT — 17.3%
Domestic — 3.2%
BB&T
5.410%, 09/20/06	30,000	30,000
Citibank
5.360%, 11/16/06	15,000	15,000
M&I Marshall & Ilsley Bank
5.440%, 10/25/06	20,000	20,000
Wells Fargo Bank
5.390%, 09/05/06	30,000	30,000

		95,000

Euro — 6.6%
BNP Paribas
5.090%, 12/13/06	30,000	29,988
5.555%, 12/28/06	30,000	30,015
Deutsche Bank
5.160%, 10/13/06	30,000	30,000
HBOS Treasury Services
5.600%, 06/19/07	30,000	30,029
HSBC Bank
5.250%, 11/08/06	20,000	20,000
Societe Generale
4.200%, 09/01/06	25,000	25,000
4.910%, 11/07/06	30,000	29,994

		195,026

Yankee — 7.5%
Abbey National Treasury Services CT
5.360%, 12/22/06	30,000	30,000
Barclays Bank PLC NY
5.400%, 09/18/06	30,000	30,000
5.310%, 10/16/06	25,000	25,000
Canadian Imperial Bank of Commerce NY
5.410%, 09/21/06	30,000	30,000
Credit Suisse NY
5.380%, 05/17/07	20,000	20,000
Lloyds TSB Bank PLC NY
5.330%, 09/12/06	25,000	25,000
Svenska Handelsbanken NY
5.410%, 09/20/06	30,000	30,000
5.055%, 02/20/07	30,000	29,994

		219,994

Total Certificates of Deposit
(Cost $510,020)		510,020

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal Farm Credit Bank — 0.7%
Federal Farm Credit Bank (FRN)
5.260%, 09/29/06	19,000	19,000

Federal Home Loan Bank — 1.0%
Federal Home Loan Bank (FRN)
5.307%, 12/22/06	30,000	29,995

Total U.S. Government Agency Obligations
(Cost $48,995)		48,995

FUNDING AGREEMENTS — 2.5%
MetLife Funding Agreement (FRN)
5.466%, 09/16/06 (B)	40,000	40,000
New York Life Funding Agreement
5.558%, 06/06/07 (B)	35,000	35,000

Total Funding Agreements
(Cost $75,000)		75,000

MASTER NOTES — 2.5%
Banks — 2.5%
Bank of America (FRN)
5.382%, 02/15/07	30,000	30,000
5.382%, 03/14/07	20,000	20,000
5.382%, 08/03/07	15,000	15,000
5.382%, 08/08/07	10,000	10,000

Total Master Notes (Cost $75,000)		75,000

MUNICIPAL SECURITIES — 1.8%
California — 0.3%
Tulare County Public Financing Authority, Millenium Fund Program (RB) (LOC - Bayerische Landesbank) (VRDN)
5.370%, 08/01/34	9,282	9,282

Colorado — 0.4%
Denver City & County School District (COP) Series A (AMBAC) (VRDN)
5.310%, 12/15/18	6,200	6,200
Denver City & County School District (COP) Series B (AMBAC) (VRDN)
5.310%, 12/15/18	6,200	6,200

		12,400

Connecticut — 0.3%
Connecticut State Housing Finance Authority (RB) Series F-1 (AMBAC) (VRDN)
5.290%, 11/15/16	9,969	9,969

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Georgia — 0.6%
Aquarium Parking Deck (RB) (LOC - SunTrust Bank) (VRDN)
5.310%, 04/01/20	$9,800	$9,800
Savannah College of Art & Design (RB) (LOC - Bank of America) (VRDN)
5.330%, 04/01/24	7,200	7,200

		17,000

Illinois — 0.2%
Champaign (GO) Series B (VRDN)
5.340%, 01/01/24	4,900	4,900

Total Municipal Securities
(Cost $53,551)		53,551

	Number of Shares
MONEY MARKET FUND — 0.3%
AIM STIT Liquid Assets Portfolio	10,380,822	10,381

(Cost $10,381)

	Par (000)
REPURCHASE AGREEMENTS — 14.1%
Bank of America
5.280% (dated 08/31/06, due 09/01/06, repurchase price $125,018,333, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bond, 4.500% to 6.000%, due 10/01/35 to 08/01/36, total market value $127,500,001)	$125,000	125,000
Deutsche Bank
5.290% (dated 08/31/06, due 09/01/06, repurchase price $131,019,250, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.223% to 6.228%, due 04/01/33 to 08/01/36, total market value $133,620,000)	131,000	131,000
Goldman Sachs
5.280% (dated 08/31/06, due 09/01/06, repurchase price $90,013,200, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 4.000% to 8.500%, due 01/01/18 to 08/01/36, total market value $91,800,001)	90,000	90,000
Greenwich Capital
5.280% (dated 08/31/06, due 09/01/06, repurchase price $70,010,267, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 4.874% to 5.825%, due 03/01/33 to 07/01/36, total market value $71,400,248)	70,000	70,000

Total Repurchase Agreements
(Cost $416,000)		416,000

TOTAL INVESTMENTS — 100.1%
(Cost $2,959,174)*		2,959,174

Other Assets & Liabilities – (0.1)%		(3,789)

TOTAL NET ASSETS — 100.0%		$2,955,385

*	Also cost for federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $5,500 and represents 0.2% of net assets as of August 31, 2006.

(B)	Illiquid Security. Total market value of illiquid securities is (000) $75,000 and represents 2.5% of net assets as of August 31, 2006.

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

FRN —	Floating Rate Note: the rate shown is the rate in effect on August 31, 2006, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Company

RB — Revenue Bond

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Ohio Municipal Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.7%
Ohio — 99.7%
Akron Sewer System, Prerefunded 12/01/06
@ 101 (RB) (MBIA)
5.650%, 12/01/06	$560	$568
Allen County Health Care Facilities, Mennonite
Memorial Home Project (RB)
(LOC - Wells Fargo Bank) (VRDN)
3.400%, 02/01/18	2,470	2,470
Bay Village (BAN) (GO)
4.500%, 07/20/07	1,500	1,512
Brooklyn (BAN) (GO)
4.250%, 05/23/07	1,120	1,124
Butler County (BAN) (GO) Series C
4.000%, 09/21/06	2,420	2,421
Circleville (BAN) (GO)
4.500%, 07/18/07	2,750	2,764
Clark County (BAN) (GO)
3.900%, 03/27/07	2,180	2,183
Cleveland Waterworks (RB) Series L (FGIC)
(VRDN)
3.390%, 01/01/33	10,795	10,795
Cleveland Waterworks (RB) Series M (FSA)
(VRDN)
3.400%, 01/01/33	2,490	2,490
Columbus (GO) Series 1 (VRDN)
3.380%, 06/01/16	650	650
Cuyahoga County Civic Facility, Oriana Services
Project (RB) (LOC - Bank One) (VRDN)
3.650%, 04/01/16	1,400	1,400
Cuyahoga County Economic Development
Authority, Cleveland Animal League Project
(RB) (LOC - Fifth Third Bank) (VRDN)
3.600%, 10/01/22	1,870	1,870
Cuyahoga County Economic Development
Authority, Gilmour Academy Project (RB)
(LOC - Fifth Third Bank) (VRDN)
3.600%, 02/01/22	2,100	2,100
Cuyahoga County Economic Development
Authority, Positive Education Program (RB)
(LOC - Key Bank) (VRDN)
3.480%, 08/01/20	2,545	2,545
Cuyahoga County Port Authority, Euclid Garage
Office Project (RB)
(LOC - Fifth Third Bank) (VRDN)
3.480%, 01/01/34	3,750	3,750
Cuyahoga County Port Authority, Laurel School
Project (RB) (LOC - Key Bank) (VRDN)
3.480%, 06/01/24	4,350	4,350
Delaware County (BAN) (GO)
4.750%, 06/13/07	1,052	1,060
Dublin City School District (BAN) (GO)
3.390%, 11/16/06	3,000	3,001
Franklin County Health Care Facility,
Creekside at the Village Project (RB)
(LOC - Key Bank) (VRDN)
3.430%, 05/01/34	2,435	2,435
Franklin County Health Care Facility, Friendship
Village of Dublin Project (RB) Series B
(LOC - Lasalle Bank) (VRDN)
3.400%, 11/01/34	7,120	7,120
Franklin County Hospital Authority, Holy Cross
Health Systems Project (RB) (VRDN)
3.400%, 06/01/16	14,345	14,345
Franklin County Industrial Development Revenue
Authority, Bricker & Eckler Project (RB)
(LOC - Bank One) (VRDN)
3.780%, 11/01/14	2,450	2,450
Franklin County, Trinity Health Credit Group
Project (RB) Series F (VRDN)
3.400%, 12/01/30	12,450	12,450
Fulton County, Fulton County
Health Center Project (RB)
(LOC - JPMorgan Chase) (VRDN)
3.460%, 11/01/35	900	900
Geauga County Health Care Facilities, Montefiore
Housing Corporation Project (RB)
(LOC - Key Bank) (VRDN)
3.480%, 01/01/26	1,940	1,940
Greene County (BAN) (GO)
4.500%, 12/14/06	1,000	1,003
Hamilton (BAN) (GO)
4.500%, 09/14/07	1,000	1,008
Hamilton (BAN) Series A
4.500%, 09/15/06	1,000	1,000
Hamilton County Economic Development
Authority, Cincinnati Arts Association Project
(RB) (LOC - Fifth Third Bank) (VRDN)
3.600%, 11/01/23	1,000	1,000
Hamilton County Economic Development
Authority, Cincinnati-Hamilton Project (RB)
(LOC - Fifth Third Bank) (VRDN)
3.600%, 09/01/25	735	735
Hamilton County Economic Development
Authority, Jordon Complex Project (RB)
(LOC - Fifth Third Bank) (VRDN)
3.600%, 12/01/24	1,000	1,000
Hamilton County Economic Development
Authority, Saint Xavier High School Project
(RB) (LOC - Fifth Third Bank) (VRDN)
3.580%, 04/01/28	1,000	1,000
Hamilton County Health Care Facilities
Authority, Twin Towers & Twin Lakes Project
(RB) Series A (LOC - U.S. Bank) (VRDN)
3.610%, 07/01/23	3,000	3,000
Hamilton County Hospital Facilities,
Children’s Hospital Medical Center (RB)
(LOC - U.S. Bank) (VRDN)
3.410%, 05/15/28	7,300	7,300
Hamilton County Hospital Facilities, Health
Alliance (RB) Series B (MBIA) (VRDN)
3.350%, 01/01/18	2,700	2,700
Hamilton County Hospital Facilities, Health
Alliance (RB) Series F (MBIA) (VRDN)
3.350%, 01/01/18	3,095	3,095
Hamilton Waste Water System (BAN) (GO)
4.250%, 01/25/07	1,150	1,154
Hancock County (BAN) (GO) Series A
4.250%, 11/10/06	1,000	1,002
Highland Heights (BAN) (GO)
3.500%, 10/05/06	800	800

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Hilliard School District (BAN) (GO)
4.500%, 06/14/07	$1,000	$1,005
Hunting Valley (BAN) (GO)
3.750%, 10/05/06	1,000	1,001
Jefferson Local School District, Madison County
(BAN) (GO)
4.000%, 11/28/06	2,300	2,303
Kent State University General Receipts (RB)
(MBIA) (VRDN)
3.410%, 05/01/31	14,775	14,775
Kings Local School District (TAN)
4.750%, 07/26/07	1,400	1,411
Lakewood City School District (BAN) (GO)
3.500%, 09/14/06	5,000	5,001
Lima Hospital Facilities Authority, Lima
Memorial Hospital Project (RB)
(LOC - Bank One) (VRDN)
3.480%, 12/01/10	915	915
Logan County, Sewer System Improvement
(BAN) (GO)
4.210%, 02/07/07	365	366
Lucas County Healthcare Facilities, Sunset
Retirement Community Project (RB) Series B
(LOC - Fifth Third Bank) (VRDN)
3.410%, 08/15/30	790	790
Mason (BAN) (GO)
4.750%, 07/05/07	2,250	2,267
Mayfield Heights (BAN)
4.250%, 08/27/07	3,000	3,017
North Canton City School District
(GO) (AMBAC)
5.750%, 12/01/06	250	251
North Ridgeville (BAN) (GO)
4.000%, 09/21/06	1,000	1,000
4.500%, 09/21/06	1,000	1,000
Ohio State (GO) Series B (VRDN)
3.450%, 08/01/17	5,075	5,075
3.430%, 08/01/21	3,800	3,800
Ohio State (GO) Series D (VRDN)
3.450%, 02/01/19	1,100	1,100
Ohio State Air Quality Development Authority,
Ohio Edison Project (RB) Series A
(LOC - Wachovia Bank) (VRDN)
3.450%, 02/01/14	16,550	16,550
Ohio State Air Quality Development Authority,
Ohio Edison Project (RB) Series C
(LOC - Wachovia Bank) (VRDN)
3.450%, 06/01/23	600	600
Ohio State Air Quality Development Authority,
Timken Project (RB) (LOC - KeyBank)
(VRDN)
3.450%, 06/01/33	700	700
Ohio State Higher Educational Facilities
Commission (RB)
(LOC - Fifth Third Bank) (VRDN)
3.480%, 09/01/25	2,960	2,960
Ohio State Higher Educational Facilities
Commission, Ashland University Project (RB)
(LOC - Key Bank) (VRDN)
3.460%, 09/01/24	4,600	4,600
Ohio State Higher Educational Facilities
Commission, Case Western Reserve University
Project (RB) Series A (VRDN)
3.450%, 10/01/31	15,275	15,275
Ohio State Higher Educational Facilities
Commission, Kenyon College Project (RB)
Series K (VRDN)
3.480%, 08/01/33	750	750
Ohio State Higher Educational Facilities
Commission, Oberlin College Project (RB)
Series A (VRDN)
3.450%, 10/01/29	12,355	12,355
Ohio State Higher Educational Facilities
Commission, Pooled Financing Program (RB)
Series A (LOC - Fifth Third Bank) (VRDN)
3.480%, 09/01/24	745	745
3.430%, 09/01/26	4,170	4,170
3.600%, 09/01/27	465	465
Ohio State Higher Educational Facilities
Commission, Xavier University Project (RB)
(LOC - U.S. Bank) (VRDN)
3.370%, 05/01/15	4,800	4,800
Ohio State Higher Educational Facilities
Commission, Xavier University Project (RB)
Series B (LOC - U.S. Bank) (VRDN)
3.370%, 11/01/30	10,900	10,900
Ohio State Infrastructure (GO) Series A (VRDN)
3.450%, 02/01/23	7,605	7,605
Ohio State University (GO) (VRDN)
3.530%, 11/09/06	3,500	3,500
Ohio State University (RB) Series B (VRDN)
3.340%, 06/01/35	3,700	3,700
Ohio State University General Receipts (RB)
(FSA) (VRDN)
3.450%, 12/01/26	800	800
Ohio State University General Receipts (RB)
(VRDN)
3.580%, 12/01/21	1,050	1,050
Ohio State Water Development Authority
Pollution Control Facilities, FirstEnergy
Generation Corporation Project (RB)
(LOC - Barclays Bank PLC) (VRDN)
3.570%, 05/15/19	1,000	1,000
Ohio State Water Development Authority, Pure
Water (RB) Series B (MBIA) (VRDN)
3.430%, 12/01/18	3,950	3,950
Ohio State Water Development Authority,
Timken Company Project (RB)
(LOC - Northern Trust Company) (VRDN)
3.450%, 11/01/25	2,000	2,000
Penta County Career Center (TAN)
4.250%, 03/01/07	3,000	3,011
Perrysburg (BAN) (GO)
4.500%, 08/09/07	1,250	1,257
Portage County Health Care Facility,
Hattie Larham Project (RB)
(LOC - Bank One) (VRDN)
3.650%, 02/01/17	2,040	2,040

Allegiant Ohio Municipal Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Rocky River, Lutheran West High School Project
(RB) (LOC - Fifth Third Bank) (VRDN)
3.600%, 12/01/22	$2,100	$2,100
Scioto County Hospital Facilities Authority, VHA
Central Capital Asset Financing Program (RB)
Series C (AMBAC) (VRDN)
3.430%, 12/01/25	2,800	2,800
Scioto County Hospital Facilities Authority, VHA
Central Capital Asset Financing Program (RB)
Series D (AMBAC) (VRDN)
3.430%, 12/01/25	1,150	1,150
Scioto County Hospital Facilities Authority, VHA
Central Capital Asset Financing Program (RB)
Series E (AMBAC) (VRDN)
3.430%, 12/01/25	1,065	1,065
Scioto County Hospital Facilities Authority, VHA
Central Capital Asset Financing Program (RB)
Series F (AMBAC) (VRDN)
3.430%, 12/01/25	1,175	1,175
Scioto County Hospital Facilities Authority, VHA
Central Capital Asset Financing Program (RB)
Series G (AMBAC) (VRDN)
3.430%, 12/01/25	650	650
Shaker Heights City School District (BAN) (GO)
4.000%, 10/19/06	570	571
Sharonville (BAN) (GO)
4.500%, 08/14/07	1,360	1,368
Solon (BAN) (GO)
3.750%, 11/29/06	2,000	2,002
Stow City School District (GO)
9.125%, 12/01/06	580	587
Toledo City Services Special Assessment Notes
(LOC - State Street Bank & Trust) (VRDN)
3.410%, 06/01/08	7,100	7,100
Toledo-Lucas County Port Authority (RB)
Series C (LOC - Sovereign Bank) (VRDN)
3.400%, 05/15/38	8,500	8,500
Trenton (BAN) (GO)
4.250%, 03/14/07	2,200	2,208
Union County (BAN) (GO)
3.820%, 04/10/07	2,000	2,000
University of Akron General Receipts (RB)
(FGIC) (VRDN)
3.410%, 01/01/29	12,000	12,000
University of Cincinnati General Receipts
(BAN) (RB)
4.500%, 01/25/07	1,000	1,005
University of Cincinnati General Receipts
(RB) Series B (AMBAC) (VRDN)
3.410%, 06/01/31	5,585	5,585
Upper Valley Joint Vocational School District
(BAN) (GO)
4.250%, 11/28/06	2,530	2,535
Vandalia, Prerefunded 12/01/06 @ 101 (GO)
5.350%, 12/01/06	505	512
Walnut Hills High School Alumni Foundation,
School Improvements Fund (RB)
(LOC - Fifth Third Bank) (VRDN)
3.570%, 12/01/06	1,180	1,180
Warren County (BAN) (GO)
4.250%, 09/06/07	1,610	1,619
Warren County Healthcare Facilities Authority,
Otterbein Homes Project (RB) Series B
(LOC - Fifth Third Bank) (VRDN)
3.440%, 07/01/23	2,828	2,828
Warren County Industrial Development
Authority, Cincinnati Electric
Illuminating Project (RB)
(LOC - Bank of Nova Scotia) (VRDN)
3.780%, 09/01/15	4,690	4,690
Warren County Industrial Development
Authority, Liquid Container Project (RB)
(LOC - Bank of America) (VRDN)
3.430%, 03/01/15	1,670	1,670
Washington County Hospital, Marietta Area
Health Facilities (RB)
(LOC - Fifth Third Bank) (VRDN)
3.600%, 12/01/26	1,590	1,590
Westerville (GO)
4.000%, 09/21/06	600	600
Wooster Industrial Development Authority,
Allen Group Project (RB)
(LOC - Wachovia Bank ) (VRDN)
3.410%, 12/01/10	5,200	5,200

Total Municipal Securities
(Cost $338,640)		338,640

	Number of Shares
MONEY MARKET FUND — 0.6%
BlackRock Ohio Municipal Money Market Fund	2,075,058	2,075

(Cost $2,075)
TOTAL INVESTMENTS — 100.3%
(Cost $340,715)*		340,715

Other Assets & Liabilities – (0.3)%		(1,173)

TOTAL NET ASSETS — 100.0%		$339,542

*	Also cost for federal income tax purposes.

AMBAC	— American Municipal Bond Assurance Corporation

BAN	— Bond Anticipation Note

FGIC	— Federal Guaranty Insurance Corporation

FSA	— Federal Security Assurance

GO	— General Obligation

LOC	— Letter of Credit

MBIA	— Municipal Bond Insurance Association

RB	— Revenue Bond

TAN	— Tax Anticipation Note

VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2006, and the date shown is the final maturity date, not the next reset or put date.

Assets in an amount at least equal to the market value of when-issued securities have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.2%
Pennsylvania — 99.2%
Allegheny County Hospital Development Authority, Children’s Hospital of Pittsburgh (RB) Series A (LOC—Citizens Bank) (VRDN) 3.430%, 06/01/35	$1,000	$1,000
Allegheny County Hospital Development Authority, Health Care Dialysis Clinic (RB) (LOC - Bank of America) (VRDN) 3.410%, 12/01/19	3,000	3,000
Allegheny County Hospital Development Authority, South Hills Health (RB) Series A (LOC - PNC Bank) (VRDN) 3.680%, 06/01/30	2,000	2,000
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center (RB) Series B 5.500%, 06/15/07	2,000	2,030
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC - PNC Bank) (VRDN) 3.850%, 07/01/07	2,560	2,561
Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh (RB) (LOC - Citizens Bank) (VRDN) 3.450%, 08/01/32	2,000	2,000
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN) 3.420%, 12/01/20	4,300	4,300
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) (LOC - Barclays Bank PLC) (VRDN) 3.580%, 04/01/41	500	500
Berks County Industrial Development Authority, Kutztown Resource Management Project (RB) (LOC - Wachovia Bank) (VRDN) 3.510%, 12/01/30	2,000	2,000
Cumberland County Municpal Authority, Messiah Village Project (RB) (LOC - Citizens Bank) (VRDN) 3.410%, 07/01/27	1,900	1,900
Dallastown Area School District (GO) (FGIC) (VRDN) 3.430%, 02/01/18	3,000	3,000
3.430%, 05/01/20	2,815	2,815
Delaware County Industrial Development Authority, BP Exploration and Oil (RB) (VRDN) 3.580%, 10/01/19	50	50
Delaware County Industrial Development Authority, Exelon Generation Company Project (TECP) (VRDN) 3.650%, 09/13/06	2,000	2,000
Delaware County Industrial Development Authority, Resource Recovery (RB) Series G (VRDN) 3.400%, 12/01/31	2,755	2,755
3.400%, 12/01/31	3,610	3,610
Delaware County Industrial Development Authority, Scott Paper Company Project (RB) Series A (VRDN) 3.450%, 12/01/18	2,500	2,500
Delaware County Industrial Development Authority, Scott Paper Company Project (RB) Series B (VRDN) 3.450%, 12/01/18	2,000	2,000
Delaware County Industrial Development Authority, Scott Paper Company Project (RB) Series C (VRDN) 3.450%, 12/01/18	1,000	1,000
Delaware County Industrial Development Authority, Sunoco Project (RB) (LOC - Bank of America) (VRDN) 3.450%, 11/01/33	4,750	4,750
Easton School District (GO) Series 2005 (FSA) (VRDN) 3.410%, 04/01/21	1,200	1,200
Elizabethtown Industrial Development Authority, Elizabethtown College Project (RB) (LOC - Fulton Bank) (VRDN) 3.510%, 06/15/29	2,685	2,685
Emmaus General Authority (RB) (FSA) (VRDN) 3.410%, 12/01/28	95	95
Fairview School District (GO) (FGIC) 6.000%, 02/15/07	315	318
Geisinger Authority, Geisinger Health Systems (RB) (VRDN) 3.580%, 11/15/32	350	350
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN) 3.580%, 08/01/22	320	320
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC - Wachovia Bank) (VRDN) 3.410%, 06/01/24	1,585	1,585
Hanover School District (GO) (FSA) (VRDN) 3.410%, 06/01/25	750	750
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA) (VRDN) 3.460%, 03/01/34	1,800	1,800
Harrisburg Authority, Haverford School District (RB) Sub-Series A (FSA) (VRDN) 3.460%, 03/01/34	1,605	1,605
Harrisburg Water Authority (RB) Series A (FGIC) (VRDN) 3.460%, 07/15/29	2,640	2,640
Lackawanna County (GO) Series B (FSA) (VRDN) 3.430%, 10/15/29	2,285	2,285
Lancaster County (GO) (FSA) (VRDN) 3.410%, 11/01/16	1,965	1,965
Lancaster Industrial Development Authority, Student Lodging Incorporated (RB) (LOC - Fulton Bank) (VRDN) 3.510%, 12/01/26	2,410	2,410

Allegiant Pennsylvania Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Lebanon County Health Facilities, ECC Retirement Village Project (RB) (LOC-Northern Trust Company) (VRDN) 3.460%, 10/15/25	$3,800	$3,800
Montgomery County Higher Educational Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN) 3.430%, 09/15/31	1,715	1,715
Montgomery County Industrial Development Authority, Girl Scouts of Southeastern Pennsylvania (RB) (LOC - Wachovia Bank) (VRDN) 3.510%, 02/01/25	100	100
Montgomery County Industrial Development Authority, Meadowood (RB) (LOC-Citizens Bank) (VRDN) 3.420%, 12/01/20	1,950	1,950
Neshaminy School District (TRAN) (GO) 4.750%, 06/29/07	1,000	1,007
New Garden General Authority, Municipal Pooled Financing Program (RB) Series I (AMBAC) (VRDN) 3.400%, 11/01/29	235	235
New Garden General Authority, Municipal Pooled Financing Program (RB) Series II (FSA) (VRDN) 3.400%, 12/01/33	365	365
Northampton County Higher Education Authority, Lafayette College Project (RB) Series B (LOC - Landesbank Hessen - Thuringen) (VRDN) 3.370%, 11/01/28	2,000	2,000
Northumberland County (TRAN) (GO) 4.000%, 12/29/06	1,500	1,503
Oxford Area School District (GO) Series A (FGIC) 4.000%, 02/15/07	1,615	1,618
Pennsylvania State (GO) 5.250%, 02/01/07	400	402
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series E-3 (LOC - PNC Bank) (VRDN) 3.400%, 11/01/14	1,000	1,000
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series G-3 (LOC - PNC Bank) (VRDN) 3.190%, 11/01/06	1,000	1,000
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series B (VRDN) 3.600%, 11/01/27	1,000	1,000
Pennsylvania State Higher Educational Facilities Authority, Eastern College, Prerefunded 10/15/06 @ 102 (RB) Series B 8.000%, 10/15/06	2,500	2,565
Pennsylvania State Higher Educational Facilities Authority, Ursinus College, Prerefunded 01/01/ 07 @ 102 (RB) 5.850%, 01/01/07	2,755	2,829
Pennsylvania State Turnpike Commission (RB) Series A-3 (VRDN) 3.460%, 12/01/30	3,400	3,400
Pennsylvania State Turnpike Commission (RB) Series B (FSA) (VRDN) 3.400%, 07/15/41	500	500
Pennsylvania State Turnpike Commission (RB) Series B (VRDN) 3.410%, 12/01/12	1,750	1,750
Pennsylvania State Turnpike Commission (RB) Series D (FSA) (VRDN) 3.410%, 07/15/41	800	800
Pennsylvania State University (RB) Series A (VRDN) 3.400%, 04/01/31	2,525	2,525
3.400%, 03/01/32	1,370	1,370
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN) 3.410%, 07/01/27	845	845
Philadelphia Authority for Industrial Development, Chestnut Hill Academy (RB) (LOC - Wachovia Bank) (VRDN) 3.430%, 12/01/35	3,300	3,300
Philadelphia Hospitals & Higher Education Facilities Authority, Philadelphia Schools (RB) Series A-3 (LOC - First Union National Bank) (VRDN) 3.460%, 03/01/19	160	160
Philadelphia Industrial Development Authority, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN) 3.650%, 12/01/14	400	400
Philadelphia Industrial Development Authority, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN) 3.420%, 10/30/31	500	500
Philadelphia Industrial Development Authority, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN) 3.460%, 11/01/06	100	100
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series A (AMBAC) (VRDN) 3.440%, 12/01/20	2,500	2,500
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series I (AMBAC) (VRDN) 3.400%, 12/01/20	2,450	2,450
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series K (AMBAC) (VRDN) 3.400%, 12/01/20	3,000	3,000

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series M (AMBAC) (VRDN) 3.440%, 12/01/20	$3,250	$3,250
University of Pittsburgh, University Capital Project (RB) Series A (VRDN) 3.410%, 09/15/19	2,000	2,000
3.420%, 09/15/29	1,750	1,750
University of Pittsburgh, University Capital Project (RB) Series B (VRDN) 3.410%, 09/15/29	2,460	2,460
Washington County Authority (RB) (VRDN) 3.390%, 07/01/34	3,700	3,700
Washington County Authority, Girard Estate Project (RB) (LOC - JPMorgan Chase) (VRDN) 3.420%, 06/01/27	3,190	3,190
Washington County Hospital Authority, Washington Hospital Project (RB) (LOC - PNC Bank) (VRDN) 3.900%, 07/01/07	2,500	2,499
Westmoreland County Industrial Development Authority, Excela Project (RB) Series C (LOC - Wachovia Bank) (VRDN) 3.400%, 07/01/27	930	930

Total Municipal Securities
(Cost $132,247)		132,247

	Number of Shares
MONEY MARKET FUND — 0.7%
BlackRock Pennsylvania Municipal Money Market Portfolio	879,952	880

(Cost $880)
TOTAL INVESTMENTS — 99.9%
(Cost $133,127)*		133,127

Other Assets & Liabilities – 0.1%		195

TOTAL NET ASSETS — 100.0%		$133,322

*	Also cost for federal income tax purposes.

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

PLC — Public Liability Company

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

TRAN — Tax and Revenue Anticipation Note

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.9%
Alaska — 0.3%
Valdez Marine Terminal, BP Pipelines Project
(RB) Series C (VRDN)
3.600%, 07/01/37	$1,500	$1,500

Connecticut — 2.0%
Connecticut State Health & Educational Facilities
Authority, University of New Haven (RB)
Series E (LOC - Wachovia Bank) (VRDN)
3.390%, 07/01/35	3,335	3,335
Connecticut State Health & Educational Facilities
Authority, Yale University (RB) Series T-2
(VRDN)
3.350%, 07/01/29	3,365	3,365
Connecticut State Health & Educational Facilities
Authority, Yale University (RB) Series X-2
(VRDN)
3.350%, 07/01/37	5,000	5,000

		11,700

Delaware — 0.4%
Delaware Economic Development Authority,
Andrews School Project (RB) (VRDN)
3.410%, 09/01/32	2,450	2,450

District of Columbia — 0.6%
District of Columbia, Field School Project (RB)
Series B (LOC - Wachovia Bank) (VRDN)
3.460%, 07/01/31	3,750	3,750

Florida — 1.0%
Miami-Dade County School District (TAN) (RN)
4.500%, 06/28/07	6,000	6,037

Georgia — 3.4%
Burke County Pollution Control Development
Authority, Oglethorpe Power Vogtle Project
(TECP) (VRDN)
3.400%, 01/01/16	12,375	12,375
Gainesville Redevelopment Authority, Riverside
Military Project (RB)
(LOC - SunTrust Bank) (VRDN)
3.410%, 12/01/25	7,720	7,720

		20,095

Illinois — 5.7%
Bloomington (GO) (VRDN)
3.530%, 06/01/24	5,710	5,710
Chicago Metropolitan Water Reclamation District
(GO) Series B
5.000%, 12/01/06	760	764
Illinois Health Facilities Authority, Riverside
Health System (RB) Series B
(LOC - LaSalle National Bank) (VRDN)
3.450%, 11/15/16	4,695	4,695
Illinois State Development Finance Authority,
Jewish Federation Project (RB) (AMBAC)
(VRDN)
3.480%, 09/01/24	1,175	1,175
Illinois State Development Finance Authority,
Loyola Academy Project (RB) Series A
(LOC - Northern Trust Company) (VRDN)
3.440%, 10/01/27	5,000	5,000
Illinois State Educational Facilities Authority,
Lake Forest Open Lands Project (RB)
(LOC - Northern Trust Company) (VRDN)
3.530%, 08/01/33	6,100	6,100
Illinois State Educational Facilities Authority,
Xavier University Project (RB) Series A
(LOC - LaSalle Bank) (VRDN)
3.450%, 10/01/32	6,400	6,400
Naperville, Dupage Children’s Museum (RB)
(LOC - American National Bank & Trust)
(VRDN)
3.530%, 06/01/30	2,500	2,500
Normal County (GO) (VRDN)
3.530%, 06/01/23	1,750	1,750

		34,094

Indiana — 1.8%
Evansville Industrial Economic Development
Authority, Ball Corporation Project (RB)
(LOC - Bank One) (VRDN)
3.530%, 12/01/08	2,500	2,500
Indiana State Development Finance Authority,
Eitteljorg Museum Project (RB)
(LOC - Bank One) (VRDN)
3.460%, 02/01/24	4,100	4,100
Indiana State Development Finance Authority,
Indianapolis Museum (RB)
(LOC - Bank One Indiana) (VRDN)
3.460%, 02/01/36	600	600
Indiana State Educational Facilities Authority,
Wesleyan University Project (RB)
(LOC - Bank of America) (VRDN)
3.410%, 12/01/15	1,550	1,550
Indiana State Health Facilities Financing
Authority, Capital Access Program (RB)
(LOC - Comerica Bank) (VRDN)
3.450%, 01/03/07	350	350
Indiana State Health Facilities Financing
Authority, Southern Indiana Rehabilitation
Hospital Project (RB)
(LOC - Bank One Kentucky) (VRDN)
3.480%, 04/01/20	1,840	1,840

		10,940

Kansas — 1.9%
Burlington County Pollution Control, National
Rural Utilities Cooperative Finance
Corporation Project (TECP) (VRDN)
3.560%, 11/07/06	5,000	5,000
3.580%, 12/07/06	4,500	4,500
3.600%, 12/07/06	1,800	1,800

		11,300

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Louisiana — 1.7%
Plaquemines Port Harbor & Terminal District
Facilities, Chevron Pipe Line Project (RB)
(VRDN)
3.000%, 09/01/06	$6,000	$6,000
St. James Paris (RB)
3.630%, 09/12/06	4,000	4,000

		10,000

Massachusetts — 5.1%
Massachusetts State (GO) Series B (VRDN)
3.380%, 08/01/15	20,035	20,035
Massachusetts State Health & Educational
Facilities Authority, Children’s Hospital (RB)
Series L-2 (AMBAC) (VRDN)
3.580%, 10/01/22	1,500	1,500
Massachusetts Water Resources Authority (RB)
Series A (AMBAC) (VRDN)
3.380%, 08/01/28	7,735	7,735
Massachusetts Water Resources Authority (RB)
Series B (FGIC) (VRDN)
3.430%, 08/01/37	1,225	1,225

		30,495

Missouri — 0.2%
Missouri State Health & Educational Facilities
Authority, The Washington University (RB)
Series C (VRDN)
3.540%, 09/01/30	1,300	1,300

Nebraska — 0.2%
American Public Energy Agency (RB) Series A
(VRDN)
3.420%, 12/01/15	1,138	1,138

Nevada — 0.4%
Clark County School District (GO) Series A
(FSA) (VRDN)
3.500%, 06/15/07	2,100	2,100

New Hampshire — 0.7%
New Hampshire Higher Educational & Health
Facilities Authority, New England Incorporated
Project (RB) Series B (AMBAC) (VRDN)
3.440%, 12/01/25	4,300	4,300

New Mexico — 1.8%
New Mexico State Hospital Equipment Loan
Council, Presbyterian Healthcare (RB) Series A
(FSA) (VRDN)
3.400%, 08/01/30	6,600	6,600
New Mexico State Hospital Equipment Loan
Council, Presbyterian Healthcare (RB) Series B
(FSA) (VRDN)
3.420%, 08/01/30	4,010	4,010

		10,610

North Carolina — 7.0%
Guilford County Recreational Facilities Authority,
YMCA Project (RB)
(LOC - Branch Banking & Trust) (VRDN)
3.450%, 02/01/23	2,200	2,200
Mecklenburg County (GO) Series C (VRDN)
3.450%, 02/01/21	7,400	7,400
3.450%, 02/01/22	1,500	1,500
Mecklenburg County (GO) Series E (VRDN)
3.450%, 04/01/18	8,200	8,200
North Carolina (GO) Series F (VRDN)
3.400%, 05/01/21	4,350	4,350
North Carolina Capital Facilities Finance Agency,
Greensboro Day School Project (RB)
(LOC - Bank of America) (VRDN)
3.410%, 07/01/21	5,205	5,205
North Carolina Capital Facilities Finance Agency,
Mars Hill College Project (RB)
(LOC - Branch Banking & Trust) (VRDN)
3.450%, 07/01/21	3,190	3,190
North Carolina Educational Facilities Finance
Agency, Belmont Abbey College Project (RB)
(LOC - Wachovia Bank) (VRDN)
3.410%, 06/01/18	900	900
North Carolina Medical Care Commission,
Rutherford Hospital Project (RB)
(LOC - Branch Banking & Trust) (VRDN)
3.450%, 09/01/21	1,500	1,500
University of North Carolina (RB) Series B
(VRDN)
3.410%, 12/01/25	1,000	1,000
University of North Carolina Hospitals at Chapel
Hill (RB) Series A (VRDN)
3.410%, 02/01/29	6,000	6,000

		41,445

Ohio — 24.3%
Butler County (BAN) (GO)
4.500%, 09/21/06	1,000	1,000
Cleveland Waterworks (RB) Series L (FGIC)
(VRDN)
3.390%, 01/01/33	4,590	4,590
Columbus Sewer (RB) (VRDN)
3.410%, 06/01/11	3,200	3,200
Cuyahoga County Economic Development
Authority, Magnificat High School Project
(RB) (LOC - Fifth Third Bank) (VRDN)
3.410%, 06/01/30	1,880	1,880
Cuyahoga County Port Authority, Euclid Garage
Office Project (RB)
(LOC - Fifth Third Bank) (VRDN)
3.480%, 01/01/34	3,365	3,365
Deerfield Township (BAN) (GO)
3.400%, 11/30/06	3,210	3,210
Evendale Tax Increment, Evendale Commons Ltd.
Project (RN) (LOC - Fifth Third Bank)
3.850%, 05/17/07	1,955	1,955
Franklin County Hospital Authority, Holy Cross
Health Systems Project (RB) (VRDN)
3.400%, 06/01/16	6,800	6,800
Franklin County, Trinity Health Credit Group
Project (RB) Series F (VRDN)
3.400%, 12/01/30	24,800	24,800

Allegiant Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Fulton County, Fulton County
Health Center Project (RB)
(LOC - JPMorgan Chase) (VRDN)
3.460%, 11/01/35	$400	$400
Greene County (BAN) (GO) Series B
4.750%, 05/23/07	700	705
Hamilton County Economic Development
Authority, Taft Museum Project (RB)
(LOC - Fifth Third Bank) (VRDN)
3.600%, 05/01/27	4,610	4,610
Hilliard School District (BAN) (GO)
4.500%, 06/14/07	2,500	2,516
Kent State University General Receipts (RB)
(MBIA) (VRDN)
3.410%, 05/01/31	8,500	8,500
Marysville Water and Sewer (BAN) (GO)
4.250%, 01/25/07	2,015	2,022
Mayfield Heights (BAN) (GO)
4.000%, 01/25/07	1,300	1,303
Mentor (BAN) (GO)
4.000%, 10/01/06	1,000	1,001
Oberlin (BAN) (GO)
4.500%, 04/19/07	2,640	2,651
Ohio State (GO) Series B (VRDN)
3.450%, 08/01/17	9,740	9,740
Ohio State (GO) Series D (VRDN)
3.450%, 02/01/19	12,500	12,500
Ohio State Air Quality Development Authority,
Timken Project (RB) (LOC - Fifth Third Bank)
(VRDN)
3.450%, 11/01/25	875	875
Ohio State Air Quality Development Authority,
Timken Project (RB) (LOC - KeyBank)
(VRDN)
3.450%, 06/01/33	5,300	5,300
Ohio State Higher Educational Facilities
Commission, Case Western Reserve University
Project (RB) Series A (VRDN)
3.450%, 10/01/31	8,950	8,950
Ohio State Higher Educational Facilities
Commission, Kenyon College Project (RB)
Series K (VRDN)
3.480%, 08/01/33	350	350
Ohio State Higher Educational Facilities
Commission, Oberlin College Project (RB)
Series A (VRDN)
3.450%, 10/01/29	14,605	14,605
Ohio State Higher Educational Facilities
Commission, Pooled Financing Program (RB)
Series A (LOC - Fifth Third Bank) (VRDN)
3.480%, 09/01/24	2,995	2,995
3.430%, 09/01/26	3,940	3,940
Ohio State Infrastructure (GO) Series A (VRDN)
3.450%, 02/01/23	1,500	1,500
Ohio State Water Development Authority, Pure
Water (RB) Series B (MBIA) (VRDN)
3.430%, 12/01/18	1,800	1,800
Penta County Career Center (TAN)
4.250%, 03/01/07	3,000	3,011
Rocky River, Lutheran West High School Project
(RB) (LOC - Fifth Third Bank) (VRDN)
3.600%, 12/01/22	400	400
Sharonville Industrial Development Authority,
Edgecomb Metals Project (RB)
(LOC - Wells Fargo Bank) (VRDN)
3.400%, 11/01/09	4,360	4,360
University of Akron General Receipts (RB)
(FGIC) (VRDN)
3.410%, 01/01/29	150	150

		144,984

Oregon - 0.8%
Portland (TAN) (GO)
4.500%, 06/28/07	5,000	5,029

Pennsylvania - 23.0%
Allegheny County Hospital Development
Authority, South Hills Health (RB) Series A
(LOC - PNC Bank) (VRDN)
3.680%, 06/01/30	1,000	1,000
Beaver County Industrial Development Authority,
Atlantic Richfield Project (RB) (VRDN)
3.420%, 12/01/20	1,850	1,850
Berks County Industrial Development Authority,
Kutztown Resource Management Project (RB)
(LOC - Wachovia Bank) (VRDN)
3.510%, 12/01/30	2,035	2,035
Dallastown Area School District (GO) (FGIC)
(VRDN)
3.430%, 02/01/18	610	610
Delaware County Industrial Development
Authority, Resource Recovery (RB)
Series G (VRDN)
3.400%, 12/01/31	500	500
Delaware County Industrial Development
Authority, Scott Paper Company Project (RB)
Series A (VRDN)
3.450%, 12/01/18	1,300	1,300
Delaware County Industrial Development
Authority, Scott Paper Company Project (RB)
Series B (VRDN)
3.450%, 12/01/18	3,000	3,000
Delaware County Industrial Development
Authority, Scott Paper Company Project (RB)
Series C (VRDN)
3.450%, 12/01/18	1,000	1,000
Delaware County Industrial Development
Authority, Scott Paper Company Project (RB)
Series D (VRDN)
3.450%, 12/01/18	4,000	4,000
Delaware County Industrial Development
Authority, Sunoco Project (RB)
(LOC - Bank of America) (VRDN)
3.450%, 11/01/33	450	450
Easton School District (GO) Series 2005 (FSA)
(VRDN)
3.410%, 04/01/21	1,250	1,250
Emmaus General Authority (RB) (FSA) (VRDN)
3.410%, 12/01/28	8,870	8,870

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Geisinger Authority, Geisinger Health Systems (RB) Series C (VRDN)
3.580%, 08/01/28	$4,700	$4,700
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.410%, 06/01/24	3,645	3,645
Hanover School District (GO) (FSA) (VRDN)
3.410%, 06/01/25	1,100	1,100
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA) (VRDN)
3.460%, 03/01/34	7,000	7,000
Harrisburg Authority, Haverford School District (RB) Sub-Series A (FSA) (VRDN)
3.460%, 03/01/34	500	500
Harrisburg Authority, West Brandywine (RB) Sub-Series D (FSA) (VRDN)
3.460%, 03/01/34	2,800	2,800
Lackawanna County (GO) Series A (LOC - PNC Bank) (VRDN)
3.430%, 09/01/29	1,000	1,000
Lackawanna County (GO) Series B (FSA) (VRDN)
3.430%, 10/15/29	1,500	1,500
Lancaster County Hospital Authority, Masonic Homes Project (RB) (AMBAC) (VRDN)
3.410%, 05/01/32	3,430	3,430
Manheim Township School District (GO) (FSA) (VRDN)
3.430%, 06/01/16	2,000	2,000
Montgomery County Higher Educational Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
3.430%, 09/15/31	2,985	2,985
Montgomery County Industrial Development Authority, Meadowood (RB) (LOC - Citizens Bank) (VRDN)
3.420%, 12/01/20	1,000	1,000
Neshaminy School District (TRAN) (GO)
4.750%, 06/29/07	2,000	2,013
New Garden General Authority, Municipal Pooled Financing Program (RB) Series II (FSA) (VRDN)
3.400%, 12/01/33	935	935
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series E-3 (LOC - PNC Bank) (VRDN)
3.400%, 11/01/14	2,200	2,200
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series J-2 (LOC - PNC Bank) (VRDN)
3.400%, 05/01/27	2,100	2,100
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series B (VRDN)
3.600%, 11/01/27	100	100
Pennsylvania State Turnpike Commission (RB) Series A-3 (VRDN)
3.460%, 12/01/30	3,900	3,900
Pennsylvania State Turnpike Commission (RB) Series D (FSA) (VRDN)
3.410%, 07/15/41	4,600	4,600
Pennsylvania State Turnpike Commission (RB) Series U (VRDN)
3.380%, 12/01/19	3,925	3,925
Pennsylvania State University (RB) Series A (VRDN)
3.400%, 04/01/31	10,405	10,405
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
3.410%, 07/01/27	265	265
Philadelphia Industrial Development Authority, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
3.650%, 12/01/14	2,700	2,700
Philadelphia Industrial Development Authority, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN)
3.460%, 11/01/06	4,200	4,200
Philadelphia School District (TRAN) (GO) Series A (LOC - Bank of America)
4.500%, 06/29/07	5,000	5,029
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series A (AMBAC) (VRDN)
3.440%, 12/01/20	2,000	2,000
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series I (AMBAC) (VRDN)
3.400%, 12/01/20	300	300
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series K (AMBAC) (VRDN)
3.400%, 12/01/20	2,295	2,295
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series M (AMBAC) (VRDN)
3.440%, 12/01/20	750	750
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
3.410%, 09/15/11	1,200	1,200
3.410%, 09/15/18	2,500	2,500
3.410%, 09/15/19	500	500
3.410%, 09/15/21	2,650	2,650
3.410%, 09/15/23	5,000	5,000
3.420%, 09/15/24	4,510	4,510
Upper Dauphin Industrial Development Authority, United Church of Christ Homes (RB) (LOC - Wachovia Bank) (VRDN)
3.410%, 12/01/26	2,870	2,870

Allegiant Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Washington County Authority (RB) (VRDN)
3.390%, 07/01/34	$4,500	$4,500
Westmoreland County Industrial Development Authority, Excela Project (RB) Series C (LOC - Wachovia Bank) (VRDN)
3.400%, 07/01/27	7,865	7,865

		136,837

Tennessee — 2.1%
Blount County Health, Educational and Housing Facilities Authority, Presbyterian Homes Project (RB) (LOC - SunTrust Bank) (VRDN)
3.410%, 01/01/19	6,275	6,275
Knox County Health, Educational & Housing Facilities Board, Child and Family Services Project (RB) (LOC - SunTrust Bank) (VRDN)
3.410%, 07/01/14	1,150	1,150
Montgomery County Public Building Authority Pooled Financing, Tennessee County Loan Pool (RB) (LOC - Bank of America) (VRDN)
3.410%, 03/01/25	2,595	2,595
3.410%, 11/01/27	2,395	2,395

		12,415

Texas — 5.2%
Denton Independent School District (GO) Series B (PSF-GTD) (VRDN)
3.900%, 08/15/07	4,700	4,700
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
3.600%, 12/01/06	4,000	4,000
Harris County (GO) Series B
3.530%, 11/09/06	600	600
Harris County (TECP)
3.530%, 11/09/06	260	260
North Texas Tollway Authority, Dallas North Tollway System (RB) Series C (FGIC) (VRDN)
3.450%, 01/01/25	9,000	9,000
Pasadena Independent School District (GO) Series B (FSA) (VRDN)
3.410%, 02/01/35	4,800	4,800
San Antonio City (TECP)
3.530%, 01/11/07	4,000	4,000
San Antonio Water (RB) Sub-Series A (MBIA) (VRDN)
3.430%, 05/15/33	1,005	1,005
University of Texas (RB) Series A (VRDN)
3.430%, 08/15/13	2,340	2,340

		30,705

Utah — 2.2%
Intermountain Power Agency, Power Supply (RB) Series F (AMBAC) (VRDN)
3.450%, 09/15/06	7,250	7,250
3.600%, 12/01/06	6,000	6,000

		13,250

Vermont — 1.2%
Vermont Education and Health Building Finance Agency, Middlebury College Project (RB) Series A (VRDN)
3.160%, 11/01/27	7,400	7,400

Virginia — 1.9%
Lynchburg Industrial Development Authority, Mid Atlantic Hospital (RB) Series C (AMBAC) (VRDN)
3.440%, 12/01/25	2,100	2,100
Lynchburg Industrial Development Authority, Mid Atlantic Hospital (RB) Series F (AMBAC) (VRDN)
3.440%, 12/01/25	9,100	9,100

		11,200

Washington — 3.4%
Washington State (GO) (FSA)
4.250%, 07/01/07	3,625	3,639
Washington State (GO) (VRDN)
3.350%, 06/01/20	1,250	1,250
Washington State Health Care Facilities Authority, National Healthcare Research & Educational Project (RB) (LOC - BNP Paribas) (VRDN)
3.480%, 01/01/32	4,800	4,800
Washington State Health Care Facilities Authority, Sisters of St. Joseph Peace (RB) (MBIA) (VRDN)
3.400%, 04/01/18	8,250	8,250
Washington State Higher Educational Facilities Authority, Whitman College Project (RB) (VRDN)
3.420%, 10/01/29	2,550	2,550

		20,489

Wisconsin — 0.6%
Milwaukee (GO)
6.000%, 02/01/07	650	657
University of Wisconsin Hospitals & Clinics Authority (RB) (FSA) (VRDN)
3.400%, 04/01/29	2,685	2,685

		3,342

Total Municipal Securities
(Cost $588,905)		588,905

	Number of Shares
MONEY MARKET FUND — 0.6%
BlackRock Liquidity Funds MuniFund	3,793,625	3,794

(Cost $3,794)
TOTAL INVESTMENTS — 99.5%
(Cost $592,699)*		592,699

Other Assets & Liabilities – 0.5%		2,983

TOTAL NET ASSETS — 100.0%		$595,682

*	Also cost for federal income tax purposes.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PSF-GTD — Public School Fund - Guaranteed

RB — Revenue Bond

RN — Revenue Note

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TRAN — Tax and Revenue Anticipation Note

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Treasury Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 96.1%
U.S. Treasury Bills† — 91.5%
4.684%, 09/07/06	$3,500	$3,497
4.710%, 09/07/06	5,000	4,996
4.785%, 09/07/06	4,000	3,997
4.814%, 09/07/06	4,000	3,997
4.830%, 09/07/06	3,000	2,998
5.040%, 09/07/06	1,000	999
5.045%, 09/07/06	3,000	2,998
5.055%, 09/07/06	2,000	1,998
5.060%, 09/07/06	7,000	6,994
4.754%, 09/14/06	2,000	1,997
4.790%, 09/14/06	1,500	1,497
4.856%, 09/14/06	2,000	1,996
4.990%, 09/14/06	750	749
5.030%, 09/14/06	4,600	4,592
5.065%, 09/14/06	12,000	11,978
5.085%, 09/14/06	10,000	9,982
4.725%, 09/21/06	2,000	1,995
4.787%, 09/21/06	4,000	3,989
4.847%, 09/21/06	6,000	5,984
5.075%, 09/21/06	10,000	9,972
5.090%, 09/21/06	10,000	9,972
4.880%, 09/28/06	6,000	5,978
4.890%, 09/28/06	3,000	2,989
4.908%, 09/28/06	3,000	2,989
5.044%, 09/28/06	15,000	14,943
4.757%, 10/05/06	2,000	1,991
4.775%, 10/05/06	1,500	1,493
4.910%, 10/05/06	8,000	7,963
4.915%, 10/05/06	4,000	3,981
4.907%, 10/12/06	7,000	6,961
4.915%, 10/12/06	1,000	994
4.925%, 10/12/06	4,000	3,978
4.942%, 10/19/06	2,000	1,987
4.955%, 10/19/06	4,000	3,974
4.962%, 10/19/06	2,000	1,987
4.992%, 10/19/06	3,000	2,980
4.925%, 11/09/06	5,000	4,953
4.950%, 11/09/06	3,000	2,971
4.980%, 11/09/06	3,000	2,971
4.948%, 11/16/06	3,000	2,969
5.014%, 11/16/06	2,000	1,979
4.957%, 11/24/06	4,000	3,954
4.971%, 11/24/06	3,000	2,965
5.033%, 11/24/06	2,000	1,976
5.045%, 11/24/06	1,500	1,482
5.045%, 11/30/06	2,000	1,975
4.947%, 01/11/07	2,000	1,964
5.075%, 01/11/07	1,000	981
4.965%, 02/01/07	2,000	1,958
4.975%, 02/01/07	4,000	3,915

		199,378

U.S. Treasury Note — 4.6%
2.500%, 10/31/06	10,000	9,958

Total U.S. Treasury Obligations
(Cost $209,336)		209,336

	Number of Shares
MONEY MARKET FUND — 4.2%
BlackRock Treasury Trust Fund	9,245,431	9,245

(Cost $9,245)
TOTAL INVESTMENTS — 100.3%
(Cost $218,581)*		218,581

Other Assets & Liabilities – (0.3)%		(727)

TOTAL NET ASSETS — 100.0%		$217,854

*	Also cost for federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.

Allegiant Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2006 (Unaudited)

1. Investment Valuation

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity with a possible daily adjustment representing 1/60th of the unrealized appreciation (depreciation) that existed on the 61st day before maturity.

The investments of the Money Market Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at August 31, 2006 were valued at other than amortized cost.

Short term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

The Aggressive Allocation and Conservative Allocation Funds invest in underlying Allegiant Funds. Investments in underlying Allegiant Funds or in any other Mutual Funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

2. Investment Transactions

Investment transactions are recorded on trade date.

Allegiant Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2006 (Unaudited)

3. Affiliated Money Market Funds

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Allegiant Money Market Funds or the Allegiant Advantage Institutional Money Market Fund, provided that investments in such Money Market Funds do not exceed 25% of the investing Fund’s total assets.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allegiant Funds

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date October 25, 2006

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)

Date	October 26, 2006

*	Print the name and title of each signing officer under his or her signature.